GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 96.0%
Angola(a)(b) – 1.0%
Azule Energy Finance PLC (NR/B2)
$200,000	8.125%		01/23/30	$ 200,166

Argentina(a) – 3.4%
Arcor SAIC (NR/NR)
90,000	7.600	(b)	07/31/33	90,896
Pluspetrol SA (NR/B1)
80,000	8.500	(b)	05/30/32	81,300
Tecpetrol SA (NR/B1)
90,000	7.625	(b)	11/03/30	89,370
Telecom Argentina SA (NR/NR)
90,000	9.250	(b)	05/28/33	94,041
Vista Energy Argentina SAU (NR/NR)
70,000	8.500	(b)	06/10/33	71,575
YPF SA (B-/NR)
60,000	8.250	(b)	01/17/34	61,140
10,000	8.250		01/17/34	10,190
YPF SA (NR/B2)
190,000	9.500	(b)	01/17/31	202,409

				700,921

Australia(a)(b) – 0.5%
Santos Finance Ltd. (BBB-/Baa3)
100,000	5.750		11/13/35	99,540

Brazil – 6.6%
Acu Petroleo Luxembourg SARL (BB/Ba1)
221,048	7.500	(a)	07/13/35	225,251
CSN Inova Ventures (NR/Ba3)
200,000	6.750	(a)	01/28/28	184,991
Guara Norte SARL (NR/Baa3)
147,330	5.198		06/15/34	143,794
MC Brazil Downstream Trading SARL (NR/B1)
181,263	7.250		06/30/31	158,832
Raizen Fuels Finance SA (BBB-/NR)
200,000	6.950	(a)(b)	03/05/54	152,500
Samarco Mineracao SA (NR/B2) (PIK 9.049%, Cash 9.000%)
282,488	9.500	(a)(c)	06/30/31	287,343
Vale Overseas Ltd. (BB+/Baa3) (5 yr. CMT + 2.431%)
200,000	6.000	(a)(b)(d)	02/25/56	199,560

				1,352,271

Canada(a)(b) – 1.0%
St. Mary’s Cement, Inc. (BBB/Baa3)
200,000	5.750		04/02/34	206,688

Chile(a) – 3.3%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C (BB-/Ba3)
200,000	7.875	(b)	02/03/30	206,000
Banco del Estado de Chile (BBB-/Baa3) (5 yr. CMT + 3.228%)
200,000	7.950	(b)(d)	05/02/29	211,438
Latam Airlines Group SA (BBB-/Ba2)
200,000	7.875	(b)	04/15/30	209,854
20,000	7.875		04/15/30	20,985

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chile(a) – (continued)
Latam Airlines Group SA (BBB-/Ba2) – (continued)
$30,000	7.625	%(b)	01/07/31	$ 31,500

				679,777

Colombia(a) – 5.6%
Banco Davivienda SA (NR/B2) (10 yr. CMT + 5.097%)
200,000	6.650	(d)	04/22/31	188,160
Ecopetrol SA (BB/Ba1)
200,000	8.625		01/19/29	214,530
170,000	4.625		11/02/31	151,428
50,000	7.750		02/01/32	51,228
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (BBB-/Ba3)
200,000	5.375		12/30/30	185,986
Grupo Nutresa SA (NR/Baa3)
330,000	8.000	(b)	05/12/30	356,812

				1,148,144

Dominican Republic(a)(b) – 1.3%
Aeropuertos Dominicanos Siglo XXI SA (NR/Ba1)
260,000	7.000		06/30/34	273,489

Ecuador(a)(b) – 1.0%
Corp. Quiport SA (B/NR)
200,000	9.000		12/15/37	214,250

Ghana(a) – 0.8%
Kosmos Energy Ltd. (CCC+/Caa3u)
240,000	7.500		03/01/28	160,800

Guatemala(a) – 1.9%
Banco Industrial SA (NR/B1) (5 yr. CMT + 4.442%)
200,000	4.875	(d)	01/29/31	198,680
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (NR/Ba2)
200,000	5.250		04/27/29	196,770

				395,450

Hong Kong(a) – 1.3%
Melco Resorts Finance Ltd. (BB-/Ba3)
260,000	5.625		07/17/27	259,755

Hungary(a)(d) – 1.0%
OTP Bank Nyrt (BB/Ba1) (5 yr. CMT + 5.060%)
200,000	8.750		05/15/33	212,126

India – 5.5%
Adani Ports & Special Economic Zone Ltd. (BBB-/Baa3)
200,000	4.200	(a)	08/04/27	197,125
IRB Infrastructure Developers Ltd. (NR/Ba2)
200,000	7.110	(a)(b)	03/11/32	206,750
JSW Hydro Energy Ltd. (NR/Ba1)
139,000	4.125	(a)	05/18/31	129,531
JSW Infrastructure Ltd. (NR/Ba1)
200,000	4.950	(a)	01/21/29	199,750
UPL Corp. Ltd. (BB/Ba2)
200,000	4.625		06/16/30	187,938

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
India – (continued)
Vedanta Resources Finance II PLC (B/NR)
$200,000	11.250	%(a)(b)	12/03/31	$ 214,812

				1,135,906

Israel(a) – 1.0%
Teva Pharmaceutical Finance Netherlands III BV (BB+/Ba1)
200,000	6.000		12/01/32	209,516

Ivory Coast(a)(b) – 1.0%
Endeavour Mining PLC (BB-/NR)
200,000	7.000		05/28/30	206,626

Jamaica(a)(b) – 2.0%
Digicel International Finance Ltd./Difl U.S. LLC (B/B2)
200,000	8.625		08/01/32	207,626
Kingston Airport Revenue Finance Ltd. (BB+/Ba3)
200,000	6.750		12/15/36	205,062

				412,688

Kuwait(a)(b)(d) – 1.3%
NBK Tier 1 Ltd. (NR/Baa3) (6 yr. CMT + 2.403%)
260,000	6.375		01/10/31	266,001

Luxembourg – 0.9%
MHP Lux SA (CCC/NR)
200,000	6.950		04/03/26	193,578

Macau(a) – 1.3%
Wynn Macau Ltd. (BB-/B1)
270,000	5.500		10/01/27	269,417

Malaysia(a) – 0.9%
GENM Capital Labuan Ltd. (BBB-/NR)
200,000	3.882		04/19/31	181,062

Mexico – 8.1%
Banco Mercantil del Norte SA (BB-/Ba2) (10 yr. CMT + 4.299%)
300,000	8.750	(a)(b)(d)	05/20/35	320,297
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (BB/NR) (5 yr. CMT + 2.650%)
200,000	5.125	(a)(d)	01/18/33	195,860
Becle SAB de CV (BBB-/NR)
250,000	2.500	(a)	10/14/31	217,017
Fibra Soma Trust F/6185 (NR/Ba1)
200,000	4.375	(a)	07/22/31	176,000
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (BBB/Baa3)
198,101	7.250	(a)	01/31/41	208,106
Mexico City Airport Trust (BBB/Baa3)
200,000	5.500	(a)	07/31/47	176,188
Orbia Advance Corp. SAB de CV (NR/Ba1)
200,000	6.800	(a)(b)	05/13/30	197,200
Petroleos Mexicanos (BBB/B1)
30,000	6.500		01/23/29	30,525
20,000	8.750	(a)	06/02/29	21,442
70,000	6.840	(a)	01/23/30	71,113
20,000	6.375		01/23/45	16,058
40,000	6.750		09/21/47	32,808

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mexico – (continued)
Petroleos Mexicanos (BBB/B1) – (continued)
$10,000	6.950	%(a)	01/28/60	$ 8,116

				1,670,730

Moldova(a)(b) – 1.0%
Aragvi Finance International DAC (B/NR)
200,000	11.125		11/20/29	199,937

Mongolia(a) – 1.0%
Mongolian Mining Corp. (NR/B2)
200,000	8.440		04/03/30	202,500

Morocco(a) – 3.1%
OCP SA (BBB-/Baa3)
200,000	7.500		05/02/54	220,996
OCP SA (BBB-/NR)
260,000	5.125		06/23/51	214,440
Vivo Energy Investments BV (BB+/Ba1)
210,000	5.125		09/24/27	208,742

				644,178

Netherlands – 3.0%
Minejesa Capital BV (NR/Baa3)
143,840	4.625		08/10/30	143,165
MV24 Capital BV (BB+/Baa3)
277,612	6.748		06/01/34	275,375
Prosus NV (BBB/Baa2)
200,000	3.680	(a)	01/21/30	191,500

				610,040

Nigeria – 4.5%
Access Bank PLC (NR/B3)
370,000	6.125		09/21/26	367,003
IHS Holding Ltd. (B+/NR)
220,000	7.875	(a)	05/29/30	226,204
SEPLAT Energy PLC (B/NR)
330,000	9.125	(a)(b)	03/21/30	342,685

				935,892

Norway(a) – 1.0%
DNO ASA (NR/NR)
200,000	8.500		03/27/30	206,750

Panama(a) – 3.4%
Aeropuerto Internacional de Tocumen SA (BBB-/Baa3)
200,000	5.125		08/11/61	161,302
AES Panama Generation Holdings SRL (NR/Baa3)
373,404	4.375		05/31/30	348,834
Telecomunicaciones Digitales SA (NR/Ba2)
200,000	4.500		01/30/30	190,250

				700,386

Paraguay(a) – 1.0%
Telefonica Celular del Paraguay SA (NR/Ba2)
200,000	5.875		04/15/27	198,876

Peru(a) – 4.5%
Hunt Oil Co. of Peru LLC Sucursal Del Peru (NR/Ba1)
210,000	7.750	(b)	11/05/38	230,423

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Peru(a) – (continued)
InRetail Consumer (BB+/Baa3)
	$200,000	3.250%		03/22/28	$ 193,886
Niagara Energy SAC (BBB-/Baa3)
	200,000	5.746		10/03/34	204,490
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA (NR/Ba2)
	320,000	3.750		08/02/28	305,142

					933,941

Philippines(a)(d) – 1.2%
San Miguel Global Power Holdings Corp. (NR/NR) (5 yr. CMT + 7.732%)
	250,000	8.750		06/12/29	257,344

Romania(a)(d) – 1.2%
Banca Transilvania SA (NR/Ba1) (1 yr. EURIBOR ICE Swap + 5.580%)
EUR	200,000	8.875		04/27/27	239,285

Saudi Arabia – 0.9%
EIG Pearl Holdings SARL (NR/Aa3)
	$196,690	3.545		08/31/36	182,235

Singapore – 1.9%
Continuum Energy Aura Pte. Ltd. (BB-/NR)
	200,000	9.500	(a)	02/24/27	203,000
LLPL Capital Pte. Ltd. (NR/Baa3)
	175,575	6.875		02/04/39	182,872

					385,872

South Africa – 4.1%
Absa Group Ltd. (NR/B2) (5 yr. CMT + 5.411%)
	240,000	6.375	(a)(d)	05/27/26	240,000
Bidvest Group U.K. PLC (NR/Ba2)
	200,000	6.200	(a)(b)	09/17/32	202,938
Eskom Holdings (BB/Ba2)
	200,000	4.314	(e)	07/23/27	198,254
Transnet (B+/Ba3)
	200,000	8.250		02/06/28	211,312

					852,504

Turkey – 8.4%
Akbank TAS (NR/Ba3)
	210,000	7.498	(b)	01/20/30	221,550
Anadolu Efes Biracilik Ve Malt Sanayii AS (BB/NR)
	320,000	3.375	(a)	06/29/28	297,402
Limak Cimento Sanayi ve Ticaret AS (NR/B2)
	200,000	9.750	(a)	07/25/29	202,000
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (NR/B3)
	261,092	9.500	(a)	07/10/36	264,601
Mersin Uluslararasi Liman Isletmeciligi AS (BB/NR)
	200,000	8.250	(a)(b)	11/15/28	208,750
Turkiye Garanti Bankasi AS (NR/B1) (5 yr. CMT + 4.090%)
	200,000	8.375	(a)(b)(d)	02/28/34	209,376

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Turkey – (continued)
Yapi ve Kredi Bankasi AS (NR/NR)
$310,000	7.250	%(b)	03/03/30	$ 322,108

				1,725,787

United States(a) – 1.2%
GCC SAB de CV (BBB-/NR)
200,000	3.614		04/20/32	185,974
Las Vegas Sands Corp. (BB+/Baa3)
40,000	5.625		06/15/28	40,975
10,000	6.000		06/14/30	10,474

				237,423

Uzbekistan(b) – 2.1%
Navoi Mining & Metallurgical Combinat (BB/NR)
200,000	6.950		10/17/31	213,125
Uzbek Industrial & Construction Bank ATB (BB-/NR)
200,000	8.950		07/24/29	214,812

				427,937

Vietnam(a) – 0.7%
Mong Duong Finance Holdings BV (NR/Ba2)
156,432	5.125		05/07/29	155,015

Zambia(a)(b) – 1.1%
First Quantum Minerals Ltd. (B/NR)
204,000	8.000		03/01/33	217,368

TOTAL CORPORATE OBLIGATIONS (Cost $18,780,894)				$19,762,171

Sovereign Debt Obligations – 3.6%
Ivory Coast(b) – 1.0%
Ivory Coast Government International Bonds (BB/Ba2)
$200,000	8.075%		04/01/36	$ 216,013

Nigeria – 1.1%
Nigeria Government International Bonds (B-/B3)
200,000	8.747		01/21/31	218,094

Paraguay(a) – 0.9%
Paraguay Government International Bonds (BBB-/Baa3)
200,000	5.400		03/30/50	187,175

Romania(b) – 0.6%
Romania Government International Bonds (BBB-/Baa3)
120,000	6.625		05/16/36	125,100

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $693,892)				$ 746,382

U.S. Treasury Obligations – 0.6%
U.S. Treasury Notes
$120,000	3.625%		12/31/30	$ 119,447
(Cost $119,338)

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(f) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
43	3.686%	$ 43
(Cost $43)

TOTAL INVESTMENTS – 100.2% (Cost $19,594,167)		$20,628,043

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(34,771)

NET ASSETS – 100.0%		$20,593,272

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2025.

(e)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $198,254, which represents approximately 0.9% of the Fund’s net assets as of December 31, 2025.

(f)	Represents an affiliated issuer.

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	EUR	129,665	USD	151,268	02/25/26	$1,505

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	USD	403,147	EUR	343,813	02/25/26	$(1,939)

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	1	03/20/26	$112,438	$26
2 Year U.S. Treasury Notes	5	03/31/26	1,043,945	(163)
20 Year U.S. Treasury Bonds	3	03/20/26	346,781	(2,445)
Ultra Long U.S. Treasury Bonds	4	03/20/26	472,000	(2,321)

Total				$(4,903)

Short position contracts:
5 Year U.S. Treasury Notes	(13)	03/31/26	(1,420,961)	1,116

TOTAL FUTURES CONTRACTS				$(3,787)

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(b)	2.000%(c)	03/18/28	EUR	160	$(1,125)	$(1,311)	$186
12M SOFR(c)	3.265(c)	01/30/31		$170	(1,518)	(831)	(687)
2.250%(c)	6M EURO(b)	03/18/31	EUR	90	1,789	1,836	(47)
2.500(c)	6M EURO(b)	03/18/33		100	1,989	2,018	(29)
6M EURO(b)	2.500(c)	03/18/36		130	(6,070)	(6,052)	(18)
2.750(c)	6M EURO(b)	03/18/41		110	6,545	6,384	161
3.828(c)	12M SOFR(c)	01/30/56		$50	2,869	1,077	1,792

TOTAL					$4,479	$3,121	$1,358

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2025.
(b)	Payments made semi-annually.
(c)	Payments made annually.

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
3M IRS	Citibank NA	3.302%	01/28/2026	110,000	$110,000	$130	$142	$(12)

TOTAL				110,000	$110,000	$130	$142	$(12)

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LLC	— Limited Liability Company
NR	— Not Rated
PIK	— Payment in kind
PLC	— Public Limited Company

Abbreviations:
3M IRS	— 3 Months Interest Rate Swaptions
EURO	— Euro Offered Rate
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 69.6%
Angola – 1.2%
Angola Government International Bonds (B-/B3)
	$900,000	8.000%		11/26/29	$ 879,092
	450,000	8.750	(a)	04/14/32	437,628
	1,050,000	9.125		11/26/49	904,293
Angola Government International Bonds (NR/B3)
	910,000	8.250		05/09/28	914,036
	880,000	8.250	(a)	05/09/28	883,902
	990,000	9.375		05/08/48	867,750
Angolan Government International Bonds (B-/B3)(a)
	1,110,000	9.244		01/15/31	1,118,667
	650,000	9.875		10/15/35	644,111

					6,649,479

Argentina(b) –3.1%
Argentina Republic Government International Bonds (CCC+/NR)
EUR	96,070	0.500		07/09/29	97,491
	$4,272,257	0.750	(c)	07/09/30	3,639,963
	9,105,877	4.125	(c)	07/09/35	6,774,772
	4,031,111	5.000	(c)	01/09/38	3,132,173
	4,574,455	3.500	(c)	07/09/41	3,165,523

					16,809,922

Azerbaijan – 0.6%
Republic of Azerbaijan International Bonds (NR/Baa3)
	3,530,000	3.500		09/01/32	3,317,106

Bahamas(a) –0.2%
Bahamas Government International Bonds (BB-/B1)
	800,000	8.250		06/24/36	891,416

Bahrain – 1.3%
Bahrain Government International Bonds (B/B2u)
	630,000	7.375	(a)	05/14/30	671,895
	560,000	5.625	(a)	09/30/31	554,574
	1,510,000	5.625		09/30/31	1,495,368
	230,000	5.450		09/16/32	223,238
	820,000	5.450	(a)	09/16/32	795,892
Bahrain Government International Bonds (B/NR)
	1,110,000	6.750		09/20/29	1,155,233
	1,230,000	5.250		01/25/33	1,171,956
	990,000	5.625		05/18/34	949,469

					7,017,625

Benin – 0.4%
Benin Government International Bonds (BB-/B1)
	350,000	7.960	(a)	02/13/38	363,671
	520,000	7.960		02/13/38	540,311
Benin Government International Bonds (BB-/B1u)
	430,000	8.375	(a)	01/23/41	452,441
	320,000	8.375		01/23/41	336,701
Benin Government International Bonds (BB-/NR)
EUR	530,000	4.875	(a)	01/19/32	594,809

					2,287,933

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Brazil – 2.7%
Brazil Government International Bonds (BB/Ba1)
	$1,350,000	5.500%		11/06/30	$ 1,372,275
	1,230,000	6.250		03/18/31	1,285,350
	1,290,000	6.000		10/20/33	1,303,867
	1,040,000	6.125		03/15/34	1,050,660
	3,710,000	6.625		03/15/35	3,825,010
	1,518,000	5.625		01/07/41	1,409,463
	2,510,000	4.750	(b)	01/14/50	1,823,515
	710,000	7.125		05/13/54	704,143
	1,690,000	7.250		01/12/56	1,674,790

					14,449,073

Chile(b) –1.0%
Chile Government International Bonds (A/A2)
	910,000	3.500		01/31/34	835,835
	550,000	4.340		03/07/42	491,150
	390,000	3.500		01/25/50	286,650
	890,000	4.000		01/31/52	703,767
	280,000	5.330		01/05/54	270,340
	1,434,000	3.100		01/22/61	891,231
	3,200,000	3.250		09/21/71	1,984,000

					5,462,973

Colombia(b) –3.1%
Colombia Government International Bonds (BB/Baa3)
	570,000	4.500		03/15/29	558,600
	2,290,000	3.000		01/30/30	2,059,855
	2,810,000	3.125		04/15/31	2,437,675
	4,480,000	3.250		04/22/32	3,774,400
	580,000	7.500		02/02/34	603,780
	720,000	5.625		02/26/44	583,920
	1,380,000	5.000		06/15/45	1,011,540
	2,980,000	4.125		05/15/51	1,840,895
	2,320,000	3.875		02/15/61	1,332,260
Colombia Government International Bonds (NR/Baa3)
EUR	870,000	3.750		09/19/28	1,013,222
	300,000	5.000		09/19/32	338,457
	720,000	5.625		02/19/36	794,318

					16,348,922

Congo – 0.2%
Congolese International Bonds (CCC+/NR)
	$1,480,000	9.875		11/07/32	1,323,682

Costa Rica – 1.2%
Costa Rica Government International Bonds (BB/Ba2)
	1,250,000	6.125		02/19/31	1,317,500
	2,343,000	6.550	(a)(b)	04/03/34	2,550,473
	470,000	5.625		04/30/43	452,610
	1,640,000	7.000		04/04/44	1,794,160
	460,000	7.300	(a)(b)	11/13/54	515,430

					6,630,173

Dominican Republic – 2.7%
Dominican Republic International Bonds (BB/Ba2)
	940,000	5.500	(a)(b)	02/22/29	950,810

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Dominican Republic – (continued)
Dominican Republic International Bonds (BB/Ba2) – (continued)
$610,000	5.500	%(b)	02/22/29	$ 617,015
2,040,000	4.500	(a)	01/30/30	1,995,311
1,660,000	4.500		01/30/30	1,623,636
150,000	7.050	(b)	02/03/31	161,091
2,020,000	7.050	(a)(b)	02/03/31	2,169,359
1,260,000	4.875		09/23/32	1,212,611
540,000	6.600	(b)	06/01/36	569,025
2,419,000	6.950	(a)(b)	03/15/37	2,601,635
199,000	6.850		01/27/45	207,358
360,000	6.400	(a)	06/05/49	359,010
1,310,000	7.150	(b)	02/24/55	1,399,311
840,000	5.875		01/30/60	750,960

				14,617,132

Ecuador – 1.6%
Ecuador Government International Bonds (B-/NR)
1,462,360	0.000	(a)(d)	07/31/30	1,248,856
1,309,000	0.000	(d)	07/31/30	1,117,886
1,872,817	6.900	(c)	07/31/30	1,852,216
1,992,467	6.900	(a)(c)	07/31/35	1,755,363
240,000	6.900	(c)	07/31/35	211,440
3,140,000	5.000	(c)	07/31/40	2,438,898

				8,624,659

Egypt – 3.2%
Egypt Government International Bonds (B/Caa1)
1,750,000	5.875		02/16/31	1,748,320
1,100,000	7.300		09/30/33	1,129,898
200,000	8.750		09/30/51	199,019
Egypt Government International Bonds (B/Caa1u)
1,240,000	7.625		05/29/32	1,317,202
700,000	7.625	(a)	05/29/32	743,582
2,360,000	8.700		03/01/49	2,351,268
1,870,000	8.875	(a)	05/29/50	1,899,228
1,850,000	8.875		05/29/50	1,878,916
Egypt Government International Bonds (B/NR)
1,090,000	8.625	(a)	02/04/30	1,208,685
270,000	9.450	(a)	02/04/33	308,996
2,030,000	9.450		02/04/33	2,323,193
Egypt Government International Bonds (NR/Caa1)
210,000	8.500		01/31/47	205,826
Egyptian Financial Co. for Sovereign Taskeek (B/NR)(a)
1,260,000	6.375		04/07/29	1,290,593
580,000	7.950		10/07/32	614,678

				17,219,404

El Salvador – 1.1%
El Salvador Government International Bonds (B-/B3)(b)
470,000	9.650	(a)	11/21/54	538,150
590,000	9.650		11/21/54	675,550
El Salvador Government International Bonds (B-/B3u)
770,000	8.625		02/28/29	819,118
1,030,000	8.250		04/10/32	1,108,172
610,000	7.650		06/15/35	632,411
810,000	7.625		02/01/41	807,270

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
El Salvador – (continued)
El Salvador Government International Bonds (B-/B3u) – (continued)
$830,000	7.125	%(b)	01/20/50	$ 762,065
310,000	9.500	(a)(b)	07/15/52	348,817
El Salvador Government International Bonds (B-/NR)
240,000	9.250	(b)	04/17/30	260,908

				5,952,461

Ghana–1.1%
Ghana Government International Bonds (B-/Caa1)
150,448	0.000	(a)(d)	07/03/26	147,627
1,925,526	5.000	(a)(c)	07/03/29	1,892,022
760,000	5.000	(c)	07/03/29	746,776
341,563	0.000	(a)(d)	01/03/30	301,747
2,532,244	5.000	(a)(c)	07/03/35	2,311,253
660,000	5.000	(c)	07/03/35	602,401

				6,001,826

Guatemala – 1.7%
Guatemala Government Bonds (BB+/Ba1)
1,030,000	4.375	(a)	06/05/27	1,022,790
416,000	5.250	(a)(b)	08/10/29	419,640
470,000	5.250	(b)	08/10/29	474,112
440,000	4.900	(b)	06/01/30	438,130
220,000	6.050	(a)(b)	08/06/31	229,517
1,850,000	5.375	(b)	04/24/32	1,864,800
430,000	7.050	(b)	10/04/32	471,495
350,000	7.050	(a)(b)	10/04/32	383,775
1,890,000	6.250	(a)(b)	08/15/36	1,977,432
200,000	6.550	(a)(b)	02/06/37	212,850
1,090,000	6.125	(a)(b)	06/01/50	1,066,162
381,000	6.125	(b)	06/01/50	372,668

				8,933,371

Hungary – 2.7%
Hungary Government International Bonds (BBB-/Baa2)
210,000	5.250		06/16/29	213,964
440,000	5.250	(a)	06/16/29	448,305
200,000	5.375	(a)	09/26/30	205,403
800,000	5.375		09/26/30	821,610
1,770,000	2.125		09/22/31	1,521,253
1,360,000	6.250	(a)	09/22/32	1,447,693
630,000	5.500	(a)	06/16/34	638,820
2,600,000	5.500		06/16/34	2,636,400
1,450,000	5.500	(a)	03/26/36	1,448,810
1,310,000	5.500		03/26/36	1,308,925
2,410,000	3.125		09/21/51	1,482,005
580,000	6.750	(a)	09/25/52	614,800
200,000	6.750		09/25/52	212,000
490,000	6.750	(a)	09/23/55	510,479
Magyar Export-Import Bank Zrt (BBB-/NR)
790,000	6.125	(a)(b)(e)	12/04/27	811,480

				14,321,947

Indonesia – 0.8%
Indonesia Government International Bonds (BBB/Baa2)
926,000	6.625		02/17/37	1,056,797

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Indonesia – (continued)
Indonesia Government International Bonds (BBB/Baa2) – (continued)
	$450,000	4.625%		04/15/43	$ 419,766
	1,210,000	4.200		10/15/50	994,015
	1,260,000	3.200	(b)	09/23/61	811,913
	1,490,000	3.350		03/12/71	964,775

					4,247,266

Iraq(b) –0.3%
Iraq International Bonds (NR/NR)
	1,359,375	5.800		01/15/28	1,355,134

Ivory Coast – 1.3%
Ivory Coast Government International Bonds (BB/Ba2)
	362,000	6.375		03/03/28	366,954
EUR	190,000	5.250		03/22/30	224,069
	$1,330,000	7.625		01/30/33	1,438,475
	1,500,000	6.125		06/15/33	1,500,465
	370,000	8.075	(a)	04/01/36	399,624
	680,000	8.250	(a)	01/30/37	738,541
	1,790,000	8.250		01/30/37	1,944,101
Ivory Coast Government International Bonds (BB/NR)
	100,067	5.750	(b)(c)	12/31/32	100,620

					6,712,849

Jamaica – 0.5%
Jamaica Government International Bonds (BB/Ba3)
	650,000	8.000		03/15/39	783,250
	1,760,000	7.875		07/28/45	2,121,680

					2,904,930

Jordan–0.5%
Jordan Government International Bonds (BB-/Ba3)
	1,045,000	5.750		01/31/27	1,048,584
	330,000	7.750		01/15/28	343,408
	480,000	7.500	(a)	01/13/29	505,047
	390,000	7.500		01/13/29	410,351
	300,000	5.850	(a)	07/07/30	302,145

					2,609,535

Kazakhstan – 0.4%
Kazakhstan Government International Bonds (BBB-/Baa1)
	290,000	4.412		10/28/30	288,190
	1,760,000	5.000	(a)	07/01/32	1,788,468

					2,076,658

Kenya – 1.4%
Republic of Kenya Government International Bonds (B/Caa1u)
	550,000	9.750	(a)	02/16/31	600,875
	470,000	9.750		02/16/31	513,475
	980,000	8.000		05/22/32	1,014,050
	200,000	8.000	(a)	05/22/32	206,949
	1,780,000	6.300		01/23/34	1,627,080
	653,000	9.500	(a)	03/05/36	694,531
	1,020,000	8.250		02/28/48	962,916
Republic of Kenya Government International Bonds (B/NR)(a)
	720,000	7.875		10/09/33	720,014

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Kenya – (continued)
Republic of Kenya Government International Bonds (B/NR)(a) – (continued)
	$1,100,000	8.800%		10/09/38	$ 1,112,093

					7,451,983

Kuwait – 0.2%
Kuwait International Government Bonds (AA-/NR)
	1,090,000	4.016		10/09/28	1,089,978

Lebanon(f) –0.1%
Lebanon Government International Bonds (D/NR)
	245,000	6.850		03/23/27	56,350
	173,000	6.650		11/03/28	39,790
	585,000	6.850		05/25/29	135,135
Lebanon Government International Bonds (NR/NR)
	270,000	6.750		11/29/27	62,100
	665,000	7.000		03/20/28	152,950
	1,083,000	7.150		11/20/31	250,173

					696,498

Mexico – 3.2%
Eagle Funding Luxco SARL (BBB/Baa2)
	2,390,000	5.500	(a)(b)	08/17/30	2,430,630
Mexico Bonos (NR/NR)
MXN	76,000,000	8.500		03/01/29	4,261,434
Mexico Government International Bonds (BBB/Baa2)(b)
	$1,610,000	4.750		04/27/32	1,568,011
	200,000	5.375		03/22/33	198,146
	610,000	6.350		02/09/35	638,200
	550,000	5.625		09/22/35	543,263
	950,000	6.000		05/07/36	964,013
	1,240,000	4.280		08/14/41	994,480
EUR	1,110,000	2.125		10/25/51	706,045
	$2,220,000	4.400		02/12/52	1,622,820
	1,250,000	6.338		05/04/53	1,189,375
	2,125,000	3.771		05/24/61	1,306,875
	760,000	3.750		04/19/71	448,400

					16,871,692

Mongolia – 0.6%
Mongolia Government International Bonds (BB-/B1u)
	700,000	3.500		07/07/27	678,125
	460,000	3.500	(a)	07/07/27	445,625
	720,000	8.650	(a)	01/19/28	764,100
	930,000	8.650		01/19/28	986,963
	200,000	7.875	(a)	06/05/29	212,750
	400,000	4.450		07/07/31	367,875

					3,455,438

Morocco–0.9%
Morocco Government International Bonds (BBB-/Ba1u)
	420,000	2.375	(a)	12/15/27	403,200
	270,000	2.375		12/15/27	259,200
	670,000	5.950	(a)	03/08/28	689,891
EUR	100,000	1.500	(a)	11/27/31	103,505
	$900,000	3.000		12/15/32	789,966
	490,000	3.000	(a)	12/15/32	430,093
	280,000	6.500		09/08/33	303,815

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Morocco – (continued)
Morocco Government International Bonds (BBB-/Ba1u) – (continued)
$1,980,000	4.000%		12/15/50	$ 1,441,697
Morocco Government International Bonds (BBB-/NR)
510,000	5.500		12/11/42	488,167

				4,909,534

Nigeria – 2.5%
Nigeria Government International Bonds (B-/B3)
1,815,000	6.500		11/28/27	1,834,184
1,320,000	6.125		09/28/28	1,325,584
1,070,000	8.375		03/24/29	1,139,657
2,598,000	7.143		02/23/30	2,682,643
960,000	8.747		01/21/31	1,046,851
310,000	9.625	(a)	06/09/31	351,280
1,320,000	7.875		02/16/32	1,374,912
310,000	10.375	(a)	12/09/34	367,332
690,000	7.696	(a)	02/23/38	690,759
520,000	7.625		11/28/47	490,480
2,135,000	8.250		09/28/51	2,094,969

				13,398,651

Oman–2.2%
Oman Government International Bonds (BBB-/Baa3)
1,500,000	6.500		03/08/47	1,606,305
Oman Government International Bonds (NR/Baa3)
740,000	6.750	(a)	10/28/27	769,326
2,070,000	5.625		01/17/28	2,117,222
1,580,000	6.000		08/01/29	1,659,867
520,000	6.250		01/25/31	555,344
680,000	7.375	(a)	10/28/32	779,246
1,110,000	7.375		10/28/32	1,272,005
1,420,000	6.750	(a)	01/17/48	1,565,990
250,000	6.750		01/17/48	275,703
930,000	7.000		01/25/51	1,054,765

				11,655,773

Pakistan – 1.0%
Pakistan Government International Bonds (B-/Caa1)
2,230,000	6.875		12/05/27	2,248,119
500,000	7.875		03/31/36	488,125
Pakistan Government International Bonds (NR/Caa1)
1,210,000	7.375		04/08/31	1,205,462
800,000	8.875		04/08/51	785,424
Pakistan Water & Power Development Authority (B-/NR)
620,000	7.500		06/04/31	585,900

				5,313,030

Panama – 1.5%
Panama Government International Bonds (BBB-/Baa3)(b)
570,000	3.160		01/23/30	533,520
800,000	7.500		03/01/31	886,800
470,000	6.875		01/31/36	510,180
1,510,000	4.500		04/16/50	1,162,502
1,530,000	4.500		04/01/56	1,145,970
2,811,000	3.870		07/23/60	1,856,666
570,000	4.500		01/19/63	423,941

Principal Amount		Interest Rate		Maturity Date		Value

Sovereign Debt Obligations – (continued)
Panama – (continued)
Panama Notas del Tesoro (BBB-/Baa3)
	$1,460,000	3.750%		04/17/26		$ 1,454,321

						7,973,900

Paraguay–1.1%
Paraguay Government International Bonds (BBB-/Baa3)
	605,000	4.700	(a)	03/27/27		608,327
	340,000	4.950	(a)(b)	04/28/31		345,005
	1,899,000	2.739	(a)(b)	01/29/33		1,697,706
	1,390,000	5.400	(b)	03/30/50		1,300,866
	480,000	6.650	(a)(b)	03/04/55		523,140
	1,090,000	6.650	(b)	03/04/55		1,187,964

						5,663,008

Peru–1.5%
Peru Government Bonds (BBB/Baa1)
PEN	3,040,000	6.150		08/12/32		973,293
Peru Government International Bonds (BBB-/Baa1)
EUR	580,000	1.250	(b)	03/11/33		575,114
	$840,000	5.375	(b)	02/08/35		857,220
	2,120,000	5.500	(b)	03/30/36		2,163,460
	190,000	6.550		03/14/37		210,140
	550,000	5.625		11/18/50		537,625
	2,360,000	2.780	(b)	12/01/60		1,283,840
	200,000	3.600	(b)	01/15/72		126,800
	2,390,000	3.230	(b)	07/28/21	(g)	1,304,940

						8,032,432

Poland – 1.4%
Bank Gospodarstwa Krajowego (NR/A2)
	1,380,000	6.250	(a)(e)	10/31/28		1,458,632
Republic of Poland Government International Bonds (A-/A2)
	1,060,000	4.875		02/12/30		1,094,980
	1,610,000	5.375	(b)	02/12/35		1,671,583
	690,000	5.500	(b)	04/04/53		658,437
	2,480,000	5.500	(b)	03/18/54		2,365,709

						7,249,341

Romania – 3.2%
Romania Government International Bonds (BBB-/Baa3)
	1,420,000	6.625	(a)	02/17/28		1,479,709
	450,000	6.625		02/17/28		468,922
EUR	250,000	3.624		05/26/30		289,302
	$680,000	5.750	(a)	09/16/30		700,454
	800,000	5.750		09/16/30		824,064
	560,000	3.000		02/14/31		508,670
	1,050,000	3.000	(a)	02/14/31		953,757
EUR	260,000	5.375		03/22/31		317,222
	$20,000	3.625	(a)	03/27/32		18,269
EUR	630,000	5.375	(a)	06/07/33		747,780
	$1,240,000	6.375		01/30/34		1,289,984
	1,080,000	5.750		03/24/35		1,066,719
	3,070,000	6.625	(a)	05/16/36		3,200,475
	530,000	6.625		05/16/36		552,525
EUR	1,800,000	6.750	(a)	07/11/39		2,200,589

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Romania – (continued)
Romania Government International Bonds (BBB-/Baa3) – (continued)
EUR	140,000	3.375%		01/28/50	$ 105,349
	$1,340,000	4.000		02/14/51	914,710
	740,000	7.625	(a)	01/17/53	812,564
	460,000	7.625		01/17/53	505,108

					16,956,172

Rwanda – 0.1%
Rwanda International Government Bonds (B+/B2)
	810,000	5.500		08/09/31	752,036

Saudi Arabia – 1.1%
Saudi Government International Bonds (NR/Aa3)
	810,000	4.500		10/26/46	692,550
	1,160,000	4.625		10/04/47	1,001,427
	1,270,000	3.250		11/17/51	832,625
	910,000	5.000	(a)	01/18/53	811,188
	900,000	5.000		01/18/53	802,273
	1,060,000	5.750		01/16/54	1,049,400
	1,330,000	3.750		01/21/55	939,312

					6,128,775

Senegal – 0.4%
Senegal Government International Bonds (CCC+/Caa1)
EUR	770,000	4.750		03/13/28	630,039
	$830,000	7.750		06/10/31	490,738
	400,000	6.250		05/23/33	232,124
EUR	160,000	5.375		06/08/37	102,242
	$970,000	6.750		03/13/48	516,525

					1,971,668

Serbia – 0.9%
Serbia International Bonds (BBB-/Ba2)
	1,910,000	2.125		12/01/30	1,665,043
EUR	240,000	1.650		03/03/33	235,335
	$680,000	6.500	(a)	09/26/33	729,300
	460,000	6.500		09/26/33	493,350
	480,000	6.000	(a)	06/12/34	495,600
	660,000	6.000		06/12/34	681,450
EUR	290,000	2.050		09/23/36	266,045

					4,566,123

South Africa – 3.1%
Republic of South Africa Government Bonds (BB+/Ba2)
ZAR	8,230,000	8.500		01/31/37	493,711
	4,910,000	9.000		01/31/40	297,363
Republic of South Africa Government International Bonds (BB/Ba2)
	$2,220,000	4.850		09/30/29	2,219,611
	1,310,000	5.875		06/22/30	1,356,505
	870,000	5.875		04/20/32	894,908
	590,000	7.100	(a)	11/19/36	633,035
	1,030,000	7.100		11/19/36	1,105,128
	2,300,000	6.125	(a)	12/11/37	2,269,525
	530,000	6.250		03/08/41	508,395
	1,140,000	5.375		07/24/44	968,441
	430,000	5.000		10/12/46	336,909

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
South Africa – (continued)
Republic of South Africa Government International Bonds (BB/Ba2) – (continued)
$1,130,000	5.750%		09/30/49	$ 953,438
900,000	7.300		04/20/52	909,000
390,000	7.950	(a)	11/19/54	419,250
1,820,000	7.950		11/19/54	1,956,500
550,000	7.250	(a)	12/11/55	544,500
Republic of South Africa Government International Bonds (NR/Ba2)
790,000	5.650		09/27/47	667,775

				16,533,994

Sri Lanka – 1.4%
Sri Lanka Government International Bonds (CCC+/Caa1)(a)
631,576	4.000		04/15/28	604,734
861,204	3.600	(c)	06/15/35	653,262
Sri Lanka Government International Bonds (NR/Caa1)(c)
750,232	3.100	(a)	01/15/30	709,907
400,000	3.100		01/15/30	378,500
1,635,421	3.350	(a)	03/15/33	1,400,329
1,470,000	3.350		03/15/33	1,258,688
747,693	3.600	(a)	05/15/36	677,597
560,000	3.600		05/15/36	507,500
1,295,891	3.600	(a)	02/15/38	1,176,021

				7,366,538

Trinidad and Tobago(b) –0.4%
Trinidad & Tobago Government International Bonds (BBB-/Ba2)
1,250,000	4.500	(a)	06/26/30	1,202,500
280,000	5.950		01/14/31	286,160
420,000	6.400	(a)	06/26/34	422,940

				1,911,600

Turkey – 3.5%
Republic of Turkiye (NR/Ba3)
290,000	6.500		01/03/35	291,450
Turkiye Government International Bonds (NR/Ba3)
1,960,000	5.250		03/13/30	1,948,999
2,200,000	5.950		01/15/31	2,220,594
2,990,000	5.875		06/26/31	2,994,378
1,100,000	7.125		02/12/32	1,164,900
1,530,000	7.125		07/17/32	1,618,358
2,060,000	6.500		09/20/33	2,096,563
1,902,000	7.625		05/15/34	2,061,977
1,750,000	6.000		01/14/41	1,576,645
980,000	4.875		04/16/43	754,747
2,660,000	5.750		05/11/47	2,187,185

				18,915,796

Ukraine(c) –1.5%
Ukraine Government International Bonds (CCC+/NR)
223,742	0.000	(a)	02/01/30	132,008
1,456,099	0.000	(a)	02/01/34	688,007
1,697,309	4.500	(a)	02/01/34	1,031,115
1,320,000	4.500		02/01/34	801,900
576,562	0.000	(a)	02/01/35	325,757
2,588,223	4.500	(a)	02/01/35	1,539,993

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ukraine(c) – (continued)
Ukraine Government International Bonds (CCC+/NR) – (continued)
	$880,000	4.500%		02/01/35	$ 523,600
	232,801	0.000	(a)	02/01/36	130,950
	1,330,000	0.000		02/01/36	748,125
	1,800,485	4.500	(a)	02/01/36	1,053,284
Ukraine Government International Bonds (NR/NR)
	1,498,320	4.000	(a)	02/01/32	1,112,967

					8,087,706

United Arab Emirates – 0.4%
Abu Dhabi Government International Bonds (AA/NR)
	360,000	5.500	(a)	04/30/54	366,444
Emirate of Dubai Government International Bonds (NR/NR)
	2,610,000	3.900		09/09/50	1,972,260

					2,338,704

Uruguay – 1.1%
Oriental Republic of Uruguay (BBB+/Baa1)
	520,000	5.250	(b)	09/10/60	486,200
Uruguay Government International Bonds (BBB+/Baa1)
	2,655,920	5.750	(b)	10/28/34	2,831,211
UYU	26,830,000	8.000	(b)	10/29/35	707,898
	$1,940,000	4.975		04/20/55	1,764,430

					5,789,739

Uzbekistan – 1.0%
Republic of Uzbekistan International Bonds (BB/Ba3)
EUR	310,000	5.375	(a)	05/29/27	372,229
Republic of Uzbekistan International Bonds (BB/NR)
	$550,000	7.850	(a)	10/12/28	588,489
	1,900,000	5.375		02/20/29	1,904,408
	200,000	3.700	(a)	11/25/30	185,688
	610,000	3.700		11/25/30	566,348
	700,000	3.900		10/19/31	644,938
Republic of Uzbekistan International Bonds (NR/Ba3)
UZS	9,450,000,000	15.500	(a)	02/25/28	826,528

					5,088,628

Venezuela(f) – 0.7%
Venezuela Government International Bonds (NR/Cu)
	$176,000	11.750		10/21/26	56,760
	7,721,000	9.250		05/07/28	2,420,534
	1,920,000	11.950		08/05/31	610,560
Venezuela Government International Bonds (NR/WR)
	2,310,000	7.650		04/21/25	646,800

					3,734,654

Zambia – 0.3%
Zambia Government International Bonds (CCC+/Caa2u)
	956,089	5.750	(c)	06/30/33	939,959
	767,926	0.500		12/31/53	543,193

					1,483,152

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $347,633,561)					$372,152,019

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 23.7%
Angola(a)(b) – 0.1%
Azule Energy Finance PLC (NR/B2)
$730,000	8.125%		01/23/30	$ 730,606

Australia(b) –0.3%
Santos Finance Ltd. (BBB-/Baa3)
643,000	6.875		09/19/33	701,436
Santos Finance Ltd. (BBB-/NR)
680,000	5.250		03/13/29	689,010

				1,390,446

Brazil – 1.2%
Banco Bradesco SA (BB/Ba1)
490,000	6.500	(a)	01/22/30	514,745
Brazil Minas SPE via State of Minas Gerais (BB/NR)
1,050,000	5.333	(a)(e)	02/15/28	1,050,084
BRF SA (NR/Ba2)
1,280,000	4.875	(b)	01/24/30	1,237,645
Itau Unibanco Holding SA (NR/Ba3) (5 yr. CMT + 3.446%)
200,000	3.875	(b)(h)	04/15/31	199,500
Raizen Fuels Finance SA (BBB-/NR)(b)
320,000	5.700		01/17/35	247,901
200,000	6.950	(a)	03/05/54	152,500
Rede D’or Finance SARL (BB+/NR)(b)
330,000	4.950		01/17/28	329,690
300,000	6.450	(a)	09/09/35	307,332
Samarco Mineracao SA (NR/B2) (PIK 9.049%, Cash 9.000%)
1,392,110	9.500	(b)(i)	06/30/31	1,416,037
Sitios Latinoamerica SAB de CV (NR/Baa3)
590,000	5.375	(b)	04/04/32	593,599
Vale Overseas Ltd. (BB+/Baa3) (5 yr. CMT + 2.431%)
570,000	6.000	(a)(b)(h)	02/25/56	568,746

				6,617,779

Cayman Islands(b) – 0.1%
Vale Overseas Ltd. (BBB-/Baa2)
720,000	6.125		06/12/33	770,321

Chile – 1.4%
Banco del Estado de Chile (BBB-/Baa3)(b)(h)
(5 yr. CMT + 3.228%)
600,000	7.950	(a)	05/02/29	634,314
(5 yr. CMT + 3.228%)
1,400,000	7.950		05/02/29	1,480,066
Corp. Nacional del Cobre de Chile (BBB+/Baa2)(b)
480,000	6.330	(a)	01/13/35	510,480
250,000	6.330		01/13/35	265,875
Empresa de los Ferrocarriles del Estado (A/NR)
600,000	3.068	(a)(b)	08/18/50	383,862
GNL Quintero SA (BBB+/Baa2)
499,048	4.634		07/31/29	499,362
Inversiones CMPC SA (BBB/Baa3)(b)
540,000	6.125	(a)	06/23/33	555,120
300,000	6.125		06/23/33	308,400
Latam Airlines Group SA (BBB-/Ba2)(b)
980,000	7.875	(a)	04/15/30	1,028,285
580,000	7.875		04/15/30	608,577

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chile – (continued)
Latam Airlines Group SA (BBB-/Ba2)(b) – (continued)
	$881,000	7.625	%(a)	01/07/31	$ 925,050

					7,199,391

China – 0.0%
China Aoyuan Group Ltd. (NR/NR)
	8,063	0.000	(b)(d)	09/30/28	126
	36,880	5.500	(i)	09/30/31	277
	90,223	0.000	(c)	12/31/99	225
Easy Tactic Ltd. (NR/NR)
	441,612	6.500	(b)(f)	07/11/28	12,144
Fantasia Holdings Group Co. Ltd. (NR/NR)
	340,000	10.875	(b)(f)	03/02/24	3,400
Fantasia Holdings Group Co. Ltd. (NR/WR)
	200,000	11.875	(b)(f)	06/01/23	2,000
Redsun Properties Group Ltd. (NR/WR)
	220,000	9.700	(b)(f)	04/16/23	2,640
Yuzhou Group Holdings Co. Ltd. (NR/NR)(b)(i)
	91,734	4.000		06/30/28	1,835
	159,740	4.500		06/30/29	3,275
	213,213	5.000		06/30/30	4,371
	299,091	5.500		06/30/31	3,353
	278,102	1.000		06/30/34	348

					33,994

Colombia – 1.1%
Banco Davivienda SA (NR/B1) (5 yr. CMT + 4.588%)
	1,010,000	8.125	(a)(b)(h)	07/02/35	1,050,943
Banco de Bogota SA (NR/Ba2)
	350,000	6.250	(a)	05/12/26	351,344
	1,170,000	6.250		05/12/26	1,174,493
Bancolombia SA (NR/Ba3) (5 yr. CMT + 4.320%)
	350,000	8.625	(b)(h)	12/24/34	373,702
Grupo Nutresa SA (NR/Baa3)(b)
	1,454,000	8.000	(a)	05/12/30	1,572,138
	340,000	8.000		05/12/30	367,625
	320,000	9.000	(a)	05/12/35	360,982
	330,000	9.000		05/12/35	372,263

					5,623,490

Czech Republic(b) –0.5%
Ceska sporitelna AS (NR/NR) (3 mo. EUR EURIBOR + 2.250%)
EUR	1,100,000	4.824	(h)	01/15/30	1,345,385
Czechoslovak Group AS (BB+/Ba1)
	$1,470,000	6.500	(a)	01/10/31	1,510,425

					2,855,810

Ghana(b) –0.2%
Kosmos Energy Ltd. (CCC+/Caa3u)
	730,000	7.750	(a)	05/01/27	667,950
	480,000	7.750		05/01/27	439,200
	310,000	8.750	(a)	10/01/31	175,150

					1,282,300

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Guatemala(b) – 0.2%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (NR/Ba2)
$1,260,000	5.250%		04/27/29	$ 1,239,651

Hong Kong(i) – 0.0%
Add Hero Holdings Ltd. (NR/NR) (PIK 8.500%, Cash 7.500%)
63,935	8.500		09/30/29	2,877
(PIK 9.000%, Cash 8.000%)
52,070	9.000		09/30/30	1,042
(PIK 9.800%, Cash 8.800%)
68,733	9.800		09/30/31	1,030

				4,949

Hungary(b)(h) – 0.3%
OTP Bank Nyrt (BB/Ba1) (5 yr. CMT + 2.861%)
1,540,000	7.300		07/30/35	1,617,185

India – 0.4%
Adani Electricity Mumbai Ltd. (BBB-/Baa3)
462,000	3.949		02/12/30	430,381
JSW Hydro Energy Ltd. (NR/Ba1)
778,400	4.125	(b)	05/18/31	725,372
Reliance Industries Ltd. (A-/Baa2)
770,000	2.875	(a)	01/12/32	702,671
520,000	2.875		01/12/32	474,531

				2,332,955

Indonesia – 0.6%
Bank Negara Indonesia Persero Tbk. PT (NR/Ba3) (5 yr. CMT + 3.466%)
278,000	4.300	(b)(h)	03/24/27	271,832
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (NR/Baa2)(b)
560,000	5.800	(a)	05/15/50	547,361
220,000	5.800		05/15/50	215,034
Pertamina Persero PT (BBB/Baa2)
330,000	6.500		05/27/41	354,131
920,000	6.000		05/03/42	935,263
Pertamina Persero PT (NR/Baa2)
1,350,000	4.150	(b)	02/25/60	1,003,509

				3,327,130

Jamaica(b) – 0.5%
Digicel International Finance Ltd./Difl U.S. LLC (B/B2)
550,000	8.625	(a)	08/01/32	570,972
Kingston Airport Revenue Finance Ltd. (BB+/Ba3)
1,020,000	6.750	(a)	12/15/36	1,045,816
950,000	6.750		12/15/36	974,044

				2,590,832

Kazakhstan(b) – 0.4%
KazMunayGas National Co. JSC (NR/Baa1)
1,840,000	3.500	(a)	04/14/33	1,660,030
350,000	3.500		04/14/33	315,766

				1,975,796

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Kuwait(b)(h) – 0.4%
NBK Tier 1 Ltd. (NR/Baa3)
(6 yr. CMT + 2.403%)
$1,600,000	6.375	%(a)	01/10/31	$ 1,636,928
(6 yr. CMT + 2.875%)
220,000	3.625		08/24/26	215,811

				1,852,739

Luxembourg(b) – 0.2%
Rede D’or Finance SARL (BB+/NR)
256,000	4.500	(a)	01/22/30	247,759
682,000	4.500		01/22/30	660,047

				907,806

Malaysia(b) – 0.9%
Petronas Capital Ltd. (A-/A2)
920,000	3.500		04/21/30	894,488
1,060,000	4.950		01/03/31	1,094,281
1,130,000	5.340	(a)	04/03/35	1,175,686
300,000	5.340		04/03/35	312,129
1,020,000	4.550	(a)	04/21/50	894,030
360,000	4.550		04/21/50	315,540

				4,686,154

Mexico – 4.7%
Banco Mercantil del Norte SA (BB-/Ba2)(b)(h)
(10 yr. CMT + 4.299%)
1,100,000	8.750	(a)	05/20/35	1,174,422
(10 yr. CMT + 4.299%)
300,000	8.750		05/20/35	320,297
(5 yr. CMT + 4.072%)
300,000	8.375		05/20/31	314,100
(5 yr. CMT + 4.643%)
790,000	5.875	(a)	01/24/27	784,912
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (BB/NR) (5 yr. CMT + 2.650%)
550,000	5.125	(a)(b)(h)	01/18/33	538,615
Bimbo Bakeries USA, Inc. (BBB+/Baa1)(b)
340,000	6.400	(a)	01/15/34	369,920
290,000	6.400		01/15/34	315,520
340,000	5.375	(a)	01/09/36	346,547
310,000	5.375		01/09/36	315,969
Cemex SAB de CV (BB/NR)(b)(h)
(5 yr. CMT + 3.520%)
880,000	7.200	(a)	06/10/30	917,312
(5 yr. CMT + 3.520%)
450,000	7.200		06/10/30	469,080
Cemex SAB de CV (BBB-/NR)
400,000	5.450	(b)	11/19/29	405,125
Eagle Funding Luxco SARL (BBB/Baa2)
1,080,000	5.500	(b)	08/17/30	1,098,360
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (BBB/Baa3)(b)
247,627	7.250	(a)	01/31/41	260,132
1,733,388	7.250		01/31/41	1,820,924

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mexico (continued)
Mexico City Airport Trust (BBB/Baa3)(b)
	$620,000	4.250	%(a)	10/31/26	$ 617,291
	630,000	3.875		04/30/28	615,434
	1,310,000	3.875	(a)	04/30/28	1,279,713
	280,000	5.500	(a)	10/31/46	245,748
	522,000	5.500		10/31/46	458,144
	1,839,000	5.500		07/31/47	1,620,044
Petroleos Mexicanos (BBB/B1)
	1,200,000	6.500		01/23/29	1,221,000
	612,000	8.750	(b)	06/02/29	656,131
	1,650,000	6.840	(b)	01/23/30	1,676,235
	1,054,000	5.950	(b)	01/28/31	1,020,166
	250,000	6.700	(b)	02/16/32	249,282
	240,000	6.375		01/23/45	192,701
	370,000	5.625		01/23/46	276,760
	2,690,000	6.750		09/21/47	2,206,338
	1,210,000	6.350		02/12/48	949,729
	2,743,000	6.950	(b)	01/28/60	2,226,219

					24,962,170

Morocco(b) – 0.6%
OCP SA (BBB-/Baa3)
	1,190,000	6.750	(a)	05/02/34	1,283,355
	540,000	6.750		05/02/34	582,363
	970,000	7.500		05/02/54	1,071,831

					2,937,549

Netherlands – 0.2%
Minejesa Capital BV (NR/Baa3)
	266,104	4.625		08/10/30	264,856
MV24 Capital BV (BB+/Baa3)
	700,970	6.748	(a)	06/01/34	695,320
NE Property BV (BBB/NR)(b)
EUR	144,000	1.875		10/09/26	167,971
	124,000	3.375		07/14/27	146,582

					1,274,729

Nigeria(b) – 0.2%
IHS Holding Ltd. (B+/NR)
	$400,000	6.250	(a)	11/29/28	397,168
	200,000	6.250		11/29/28	198,584
	360,000	8.250	(a)	11/29/31	375,559

					971,311

Norway(b) – 0.2%
DNO ASA (NR/NR)
	1,000,000	8.500		03/27/30	1,033,750

Panama – 0.7%
Aeropuerto Internacional de Tocumen SA (BBB-/Baa3)(b)
	940,000	4.000	(a)	08/11/41	785,370
	910,000	4.000		08/11/41	760,305
	2,130,000	5.125	(a)	08/11/61	1,717,866

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Panama – (continued)
Autoridad del Canal de Panama (BBB+/A3)
	$380,000	4.950	%(a)	07/29/35	$ 368,756

					3,632,297

Peru – 0.4%
Atlantica Transmision Sur SA (BBB-/NR)
	682,605	6.875	(a)	04/30/43	732,142
Kallpa Generacion SA (NR/Baa3)(b)
	310,000	5.875	(a)	01/30/32	323,268
	200,000	5.875		01/30/32	208,560
Niagara Energy SAC (BBB-/Baa3)(b)
	610,000	5.746	(a)	10/03/34	623,694
	260,000	5.746		10/03/34	265,837

					2,153,501

Romania(b)(h) – 0.1%
Banca Transilvania SA (NR/Ba1) (1 yr. EURIBOR ICE Swap + 2.950%)
EUR	560,000	5.125		09/30/30	673,295

Saudi Arabia – 0.8%
EIG Pearl Holdings SARL (NR/Aa3)
	$1,268,652	3.545		08/31/36	1,175,418
Saudi Arabian Oil Co. (NR/Aa3)(b)
	1,030,000	5.750	(a)	07/17/54	1,004,250
	270,000	5.750		07/17/54	263,250
Suci Second Investment Co. (NR/Aa3)
	1,790,000	4.875		05/08/32	1,805,108

					4,248,026

Serbia(b) – 0.2%
Telecommunications Co. Telekom Srbija AD Belgrade (BB-/NR)
	420,000	7.000	(a)	10/28/29	419,870
	610,000	7.000		10/28/29	609,811

					1,029,681

South Africa – 1.7%
Eskom Holdings (BB/Ba2)(e)
	2,600,000	4.314		07/23/27	2,577,302
	1,170,000	6.350		08/10/28	1,210,219
Sasol Financing USA LLC (BB+/Ba1)
	1,110,000	4.375	(b)	09/18/26	1,103,062
Transnet (B+/Ba3)
	1,260,000	8.250	(a)	02/06/28	1,331,269
	1,530,000	8.250		02/06/28	1,616,541
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (BBB-/Baa3)
	1,120,000	5.854	(a)(b)	05/13/32	1,167,600

					9,005,993

Turkey – 0.8%
Akbank TAS (NR/Ba3)
	1,230,000	7.498	(a)	01/20/30	1,297,650
	350,000	7.498		01/20/30	369,250

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Turkey – (continued)
Turkiye Garanti Bankasi AS (NR/B1)(b)(h) (5 yr. CMT + 4.090%)
$950,000	8.375	%(a)	02/28/34	$ 994,536
(5 yr. CMT + 4.090%)
300,000	8.375		02/28/34	314,064
Yapi ve Kredi Bankasi AS (NR/B3) (5 yr. CMT + 5.278%)
370,000	9.250	(a)(b)(h)	01/17/34	393,628
Yapi ve Kredi Bankasi AS (NR/NR)
630,000	7.250	(a)	03/03/30	654,608
300,000	7.250		03/03/30	311,718

				4,335,454

United Arab Emirates – 2.5%
Abu Dhabi Crude Oil Pipeline LLC (AA/NR)
740,000	4.600		11/02/47	687,704
2,280,000	4.600	(a)	11/02/47	2,118,872
Adnoc Murban Rsc Ltd. (AA/Aa2)(b)
760,000	5.125	(a)	09/11/54	714,704
220,000	5.125		09/11/54	206,888
DP World Crescent Ltd. (NR/Baa2)
2,260,000	5.500	(a)	05/08/35	2,327,190
DP World Ltd. (NR/Baa2)
2,841,000	5.625		09/25/48	2,795,715
1,230,000	4.700	(b)	09/30/49	1,062,028
Galaxy Pipeline Assets Bidco Ltd. (NR/Aa2)
356,587	2.160	(a)	03/31/34	322,943
580,000	2.625		03/31/36	511,780
3,050,000	3.250		09/30/40	2,489,776

				13,237,600

United States(a)(b) – 0.2%
Bimbo Bakeries USA, Inc. (BBB+/Baa1)
1,060,000	6.050		01/15/29	1,105,887

Uzbekistan – 0.4%
Navoi Mining & Metallurgical Combinat (BB/NR)
520,000	6.700	(a)	10/17/28	538,200
200,000	6.750	(a)(b)	05/14/30	209,386
610,000	6.950	(a)	10/17/31	650,031
900,000	6.950		10/17/31	959,063

				2,356,680

Venezuela(f) –1.1%
Petroleos de Venezuela SA (NR/NR)
11,510,000	6.000		05/16/24	2,676,075
77,934	6.000		11/15/26	18,120
2,570,000	5.375		04/12/27	593,362
9,920,000	5.375		04/12/27	2,290,329
2,180,000	5.500		04/12/37	505,760

				6,083,646

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Zambia(a)(b) – 0.1%
First Quantum Minerals Ltd. (B/NR)
$600,000	8.625%	06/01/31	$ 630,937

TOTAL CORPORATE OBLIGATIONS (Cost $128,497,868)			$126,711,840

Shares	Description	Value

Common Stocks – 0.0%
China – 0.0%
224,816	Sunac Services Holdings Ltd. Real Estate Management & Development(a)	$ 40,522
427,130	Yuzhou Group Holdings Co. Ltd. Real Estate Management & Development(f)	5,763

		46,285

Shares	Dividend Rate	Value

Investment Company(j) – 3.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
19,049,664	3.686%	$ 19,049,664
(Cost $19,049,664)

TOTAL INVESTMENTS – 96.8% (Cost $495,736,856)		$517,959,808

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.2%		17,021,458

NET ASSETS – 100.0%		$534,981,266

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2025.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $7,107,717, which represents approximately 1.4% of the Fund’s net assets as of December 31, 2025.

(f)	Security is currently in default and/or non-income producing.

(g)	Actual maturity date is July 28, 2121.

(h)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2025.

(i)	Pay-in-kind securities.

(j)	Represents an affiliated issuer.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	8,745,699	NZD	10,061,824	01/09/26	$41,567
	AUD	89,337	USD	59,237	01/02/26	382
	AUD	999,643	USD	660,457	01/09/26	6,701
	AUD	3,915,512	USD	2,570,409	01/30/26	43,063
	AUD	3,050,765	USD	2,020,038	03/18/26	16,001
	BRL	14,395,347	USD	2,614,852	01/05/26	8,753
	BRL	11,681,197	USD	2,073,669	02/03/26	39,718
	CAD	1,788,074	EUR	1,106,066	01/09/26	2,881
	CAD	292,539	EUR	181,000	03/18/26	358
	CAD	5,251,918	USD	3,822,512	01/09/26	5,498
	CAD	9,070,179	USD	6,569,295	03/18/26	61,205
	CHF	1,361,929	EUR	1,461,202	01/09/26	3,139
	CHF	700,894	EUR	753,812	02/20/26	1,639
	CHF	3,531,925	USD	4,464,219	03/18/26	32,011
	CLP	137,930,663	USD	150,305	03/18/26	3,035
	CNH	7,349,152	USD	1,046,129	01/09/26	8,001
	CNH	35,260,888	USD	4,995,389	02/02/26	69,606
	CNH	32,387,925	USD	4,612,343	03/18/26	52,268
	COP	1,773,234,311	USD	459,840	01/02/26	9,100
	COP	826,627,270	USD	215,604	01/05/26	2,677
	COP	832,570,275	USD	218,778	01/08/26	726
	COP	1,659,966,167	USD	430,991	01/13/26	5,359
	COP	815,809,285	USD	213,563	01/16/26	507
	COP	826,362,217	USD	213,751	01/20/26	2,577
	COP	2,609,385,963	USD	665,999	01/29/26	13,498
	CZK	68,273,640	EUR	2,801,002	01/09/26	28,446
	CZK	125,376,372	USD	6,053,729	03/18/26	52,467
	EUR	951,092	CHF	884,498	01/09/26	454
	EUR	1,254,568	CHF	1,157,966	02/20/26	8,099
	EUR	291,000	CHF	269,592	03/18/26	44
	EUR	950,089	PLN	4,006,310	01/09/26	1,107
	EUR	2,102,543	USD	2,429,278	01/08/26	42,572
	EUR	1,178,843	USD	1,379,014	01/09/26	6,957
	EUR	1,879,360	USD	2,170,661	01/13/26	39,351
	EUR	2,270,079	USD	2,650,317	01/14/26	19,288
	EUR	3,366,361	USD	3,910,812	01/26/26	50,366
	EUR	3,227,878	USD	3,774,585	02/03/26	24,889
	EUR	2,253,258	USD	2,632,932	02/12/26	20,378
	EUR	5,960,077	USD	6,989,955	03/18/26	40,109
	GBP	963,120	EUR	1,101,337	01/09/26	3,378
	GBP	285,807	EUR	323,495	03/05/26	3,871
	GBP	737,648	USD	988,856	01/09/26	5,448
	GBP	856,911	USD	1,134,981	01/30/26	20,047
	GBP	717,761	USD	958,211	02/09/26	9,229
	GBP	2,122,762	USD	2,842,519	03/18/26	18,262
	HUF	178,763,396	CZK	11,033,000	03/18/26	6,421
	HUF	19,740,422	USD	59,760	02/10/26	435
	HUF	523,338,075	USD	1,579,407	03/18/26	12,476
	ILS	2,989,320	USD	927,261	03/18/26	11,719
	INR	189,907,468	USD	2,105,296	01/02/26	7,132
	INR	37,258,518	USD	413,925	01/12/26	90
	INR	44,537,319	USD	492,408	01/15/26	2,352
	INR	31,927,714	USD	354,209	01/20/26	310
	INR	388,972,286	USD	4,289,418	03/18/26	7,242
	JPY	195,897,312	USD	1,251,066	01/08/26	483
	KRW	620,767,350	USD	430,000	02/02/26	370
	KRW	6,780,818,792	USD	4,627,260	03/18/26	81,936
	MXN	22,316,626	USD	1,203,404	01/08/26	34,975
	MXN	3,854,101	USD	213,253	01/09/26	594
	MXN	11,846,113	USD	646,763	01/20/26	9,787
	MXN	17,696,653	USD	967,037	02/11/26	11,763
	MXN	11,738,934	USD	645,404	02/17/26	3,512

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	MXN	25,706,592	USD	1,398,451	03/18/26	$18,111
	NOK	3,966,037	USD	389,000	03/18/26	4,340
	NZD	738,967	USD	424,863	01/09/26	758
	NZD	8,379,722	USD	4,725,317	01/26/26	104,870
	PLN	8,952,422	USD	2,460,993	03/18/26	31,683
	RON	14,018,901	EUR	2,726,305	03/18/26	4,817
	SEK	29,786,499	EUR	2,731,744	01/09/26	25,189
	SEK	28,336,975	USD	3,044,369	03/18/26	46,307
	SGD	4,261,978	EUR	2,815,019	01/09/26	8,137
	SGD	2,958,095	USD	2,297,244	01/09/26	5,509
	SGD	2,749,132	USD	2,140,725	03/18/26	8,968
	TRY	91,200,675	USD	1,989,206	03/18/26	14,428
	TWD	1,016,387	USD	32,129	03/18/26	180
	USD	59,905	AUD	89,365	01/02/26	266
	USD	641,321	AUD	958,169	01/09/26	1,843
	USD	217,424	BRL	1,171,488	01/05/26	3,916
	USD	996,791	BRL	5,479,359	01/15/26	855
	USD	487,889	BRL	2,700,241	03/18/26	4,142
	USD	478,352	COP	1,773,234,311	01/02/26	9,411
	USD	654,178	COP	2,462,425,333	01/05/26	3,942
	USD	385,612	COP	1,453,372,909	01/08/26	2,436
	USD	215,588	COP	808,238,325	01/09/26	2,625
	USD	213,563	COP	811,751,595	01/16/26	557
	USD	23,045	COP	86,464,690	01/22/26	436
	USD	207,481	COP	790,296,272	01/23/26	959
	USD	220,237	COP	847,523,511	03/18/26	1,639
	USD	679,465	EUR	576,062	01/02/26	2,413
	USD	6,696,826	EUR	5,680,006	01/09/26	18,810
	USD	593,809	EUR	504,382	01/26/26	306
	USD	4,205,036	EUR	3,551,228	03/18/26	16,273
	USD	499,608	EUR	422,979	03/19/26	669
	USD	434,532	GBP	321,631	01/09/26	992
	USD	807,429	GBP	597,763	03/18/26	1,841
	USD	3,922,254	HUF	1,288,715,692	03/18/26	2,254
	USD	863,448	INR	77,339,118	01/02/26	3,170
	USD	428,743	INR	38,581,996	01/15/26	139
	USD	627,103	JPY	96,887,452	01/09/26	8,052
	USD	38,043	JPY	5,920,251	01/16/26	192
	USD	158,776	JPY	24,512,603	01/20/26	1,997
	USD	132,095	JPY	20,448,333	02/05/26	1,138
	USD	1,037,684	JPY	155,338,552	03/18/26	39,273
	USD	583,905	KRW	820,765,659	03/18/26	13,893
	USD	2,143,262	MXN	38,541,870	01/09/26	4,744
	USD	145,561	NOK	1,467,130	03/18/26	55
	USD	3,612,984	NZD	6,221,896	01/09/26	29,380
	USD	1,224,044	NZD	2,095,965	01/26/26	15,901
	USD	753,623	NZD	1,300,696	01/27/26	3,850
	USD	4,010,131	NZD	6,902,018	03/18/26	24,526
	USD	136,905	PEN	460,809	03/18/26	216
	USD	537,000	SGD	686,267	03/18/26	371
	USD	639,708	TWD	19,666,368	03/18/26	14,555
	USD	2,305	ZAR	29,258	01/09/26	539

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	ZAR	32,006,235	USD	1,843,041	01/13/26	$88,006
	ZAR	23,687,038	USD	1,389,351	01/20/26	38,998
	ZAR	25,230,494	USD	1,497,359	01/28/26	23,121
	ZAR	46,447,437	USD	2,710,889	03/18/26	78,328

TOTAL						$1,756,955

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	408,256	USD	273,633	01/09/26	$(1,164)
	BRL	12,376,496	USD	2,270,324	01/05/26	(14,662)
	BRL	162,341	USD	29,912	03/18/26	(829)
	CAD	1,832,274	USD	1,338,613	01/09/26	(3,109)
	CAD	1,017,764	USD	747,000	03/18/26	(2,992)
	CHF	150,357	USD	192,143	03/18/26	(734)
	COP	1,639,977,501	USD	442,404	01/02/26	(8,703)
	COP	2,460,621,053	USD	654,357	01/05/26	(4,599)
	COP	3,138,006,174	USD	836,356	01/08/26	(9,032)
	COP	811,037,113	USD	215,386	01/09/26	(1,686)
	COP	833,775,671	USD	220,113	01/15/26	(1,200)
	COP	3,986,843,829	USD	1,055,558	01/20/26	(11,864)
	COP	3,200,268,412	USD	831,492	03/18/26	(6,061)
	EUR	1,894,792	CAD	3,064,810	01/09/26	(6,156)
	EUR	1,231,626	CHF	1,144,673	02/27/26	(2,626)
	EUR	2,806,140	CZK	68,349,420	01/09/26	(26,090)
	EUR	1,472,529	GBP	1,287,804	01/09/26	(4,618)
	EUR	2,274,673	SEK	24,780,860	01/09/26	(18,604)
	EUR	327,000	SEK	3,562,829	03/18/26	(2,888)
	EUR	815,000	SGD	1,234,617	01/09/26	(2,898)
	EUR	1,642,792	USD	1,933,483	01/02/26	(2,691)
	EUR	712,478	USD	840,319	01/06/26	(2,776)
	EUR	367,153	USD	432,000	01/09/26	(336)
	EUR	1,258,912	USD	1,486,523	02/12/26	(4,099)
	EUR	1,457,700	USD	1,722,931	03/18/26	(3,537)
	GBP	398,631	USD	538,324	01/09/26	(994)
	HUF	874,624,143	USD	2,661,097	03/18/26	(676)
	INR	92,057,600	USD	1,024,000	01/05/26	(355)
	JPY	270,111,877	USD	1,737,836	01/08/26	(12,145)
	JPY	98,539,808	USD	633,987	01/09/26	(4,379)
	JPY	14,696,009	USD	95,107	01/16/26	(1,149)
	JPY	261,478,216	USD	1,699,747	03/18/26	(19,144)
	KRW	1,723,644,588	USD	1,239,007	03/18/26	(41,957)
	MXN	3,706,870	USD	205,926	01/09/26	(248)
	NOK	10,703,948	USD	1,066,183	03/18/26	(4,596)
	NZD	5,859,889	AUD	5,119,486	01/09/26	(41,623)
	NZD	4,064,329	USD	2,357,086	01/09/26	(16,168)
	NZD	2,539,112	USD	1,468,876	01/27/26	(5,231)
	NZD	4,003,725	USD	2,338,976	02/05/26	(30,391)
	NZD	6,806,702	USD	3,946,332	03/18/26	(15,767)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	PLN	5,471,330	EUR	1,298,716	01/09/26	$(2,924)
	PLN	3,925,534	USD	1,094,000	03/18/26	(991)
	TWD	14,986,074	USD	483,356	03/18/26	(6,980)
	USD	1,354,727	AUD	2,042,110	01/09/26	(8,168)
	USD	2,003,049	AUD	3,032,636	03/18/26	(20,890)
	USD	4,620,278	BRL	25,600,355	01/05/26	(45,483)
	USD	962,008	BRL	5,339,146	01/15/26	(8,443)
	USD	206,835	BRL	1,153,413	02/03/26	(1,843)
	USD	2,233,994	CAD	3,069,345	01/09/26	(3,185)
	USD	670,946	CAD	925,772	02/10/26	(4,758)
	USD	6,385,319	CAD	8,838,920	03/18/26	(76,126)
	USD	762,469	CAD	1,044,509	03/19/26	(1,122)
	USD	4,765,648	CHF	3,779,059	03/18/26	(45,191)
	USD	35,490	CLP	32,555,298	03/18/26	(702)
	USD	2,631,899	CNH	18,441,560	01/09/26	(13,279)
	USD	5,564,172	CNH	39,006,549	03/18/26	(53,673)
	USD	432,427	COP	1,639,977,501	01/02/26	(1,274)
	USD	216,546	COP	824,822,990	01/05/26	(1,260)
	USD	604,303	COP	2,319,919,870	01/08/26	(7,335)
	USD	215,344	COP	827,136,650	01/15/26	(1,826)
	USD	1,624,433	COP	6,328,851,807	01/20/26	(32,361)
	USD	1,534,328	COP	6,006,034,175	03/18/26	(14,784)
	USD	3,007,222	CZK	62,318,948	03/18/26	(27,893)
	USD	1,250,695	EUR	1,066,782	01/02/26	(3,106)
	USD	835,827	EUR	712,980	01/06/26	(2,306)
	USD	1,001,381	EUR	857,934	01/08/26	(7,248)
	USD	3,294,997	EUR	2,808,910	01/09/26	(7,456)
	USD	972,506	EUR	835,271	01/13/26	(9,721)
	USD	2,573,411	EUR	2,205,151	01/14/26	(19,839)
	USD	1,043,602	EUR	888,673	01/26/26	(2,094)
	USD	15,551,631	EUR	13,278,701	03/18/26	(110,934)
	USD	1,352,980	GBP	1,008,778	01/09/26	(6,791)
	USD	1,082,024	GBP	811,157	03/18/26	(11,146)
	USD	371,464	HUF	121,818,295	01/09/26	(791)
	USD	144,000	HUF	47,476,800	02/04/26	(827)
	USD	1,187,558	HUF	394,824,089	03/18/26	(13,413)
	USD	955,403	ILS	3,137,024	03/18/26	(29,973)
	USD	1,251,836	INR	112,568,350	01/02/26	(313)
	USD	1,023,213	INR	92,108,300	01/05/26	(997)
	USD	430,267	INR	38,829,451	01/12/26	(1,204)
	USD	965,556	INR	87,755,280	01/20/26	(8,861)
	USD	4,468,580	INR	405,161,446	03/18/26	(6,908)
	USD	2,261,601	JPY	354,958,229	01/08/26	(6,157)
	USD	533,000	KRW	788,200,400	01/26/26	(13,340)
	USD	129,574	KRW	189,082,259	03/11/26	(1,701)
	USD	3,565,719	KRW	5,217,055,123	03/18/26	(57,463)
	USD	410,962	MXN	7,517,730	01/08/26	(6,206)
	USD	383,267	MXN	6,950,165	01/20/26	(1,934)
	USD	4,555,020	MXN	84,340,911	03/18/26	(92,590)
	USD	1,092,000	NOK	11,042,628	03/18/26	(3,176)
	USD	1,810,893	NZD	3,147,353	01/09/26	(1,878)
	USD	4,654	NZD	8,258	01/15/26	(104)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	905,552	NZD	1,580,588	03/18/26	$(7,166)
	USD	3,289,478	PLN	11,919,384	03/18/26	(29,306)
	USD	2,650,314	SEK	24,721,619	03/18/26	(46,039)
	USD	3,177,766	SGD	4,092,707	01/09/26	(8,235)
	USD	1,880,756	SGD	2,414,632	03/18/26	(7,374)
	USD	678,104	TRY	31,433,715	03/18/26	(12,479)
	USD	32,129	TWD	1,016,990	01/20/26	(239)
	USD	2,119,738	ZAR	35,545,211	01/09/26	(25,491)
	USD	682,197	ZAR	11,624,635	01/13/26	(19,158)
	USD	819,238	ZAR	13,795,964	01/20/26	(12,670)
	USD	473,847	ZAR	7,955,885	01/28/26	(5,603)
	USD	3,428,951	ZAR	58,645,072	03/18/26	(92,745)

TOTAL						$(1,414,250)

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	119	03/20/26	$13,380,063	$(54,481)
2 Year U.S. Treasury Notes	249	03/31/26	51,988,476	(10,020)
20 Year U.S. Treasury Bonds	180	03/20/26	20,806,875	(133,855)

Total				$(198,356)

Short position contracts:
5 Year U.S. Treasury Notes	(61)	03/31/26	(6,667,586)	2,455
Ultra Long U.S. Treasury Bonds	(34)	03/20/26	(4,012,000)	13,013

Total				$15,468

TOTAL FUTURES CONTRACTS				$(182,888)

SWAP CONTRACTS — At December 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(a)	13.750%(a)	01/04/27	BRL	65,020		$(56,742)	$(47,774)	$(8,968)
13.750%(b)	1M BID Average(b)	01/04/27		94,910		82,826	(15,691)	98,517
Mexico Interbank TIIE 28 Days(c)	7.250(c)	03/15/28	MXN	102,780	(d)	(2,092)	27,910	(30,002)
12M THOR(e)	1.000(e)	03/18/28	THB	161,270	(d)	(5,008)	(392)	(4,616)
3M CNRR(e)	1.500(e)	03/18/28	CNY	35,450	(d)	1,361	(4,866)	6,227
2.500(f)	12M CDOR(f)	03/18/28	CAD	970	(d)	565	1,010	(445)
4.500(f)	12M CLICP(f)	03/18/28	CLP	2,748,400	(d)	(2,715)	(4,570)	1,855
8.500(e)	12M CPIBR(e)	03/18/28	COP	17,802,510	(d)	215,062	(24,665)	239,727
3.500(a)	12M SOFR(a)	03/18/28		$1,120	(d)	(4,988)	(4,981)	(7)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KWCDC(e)	2.250%(e)	03/18/28	KRW	574,750	(d)	$(5,484)	$(1,930)	$(3,554)
6M PRIBOR(f)	3.750(a)	03/18/28	CZK	194,200	(d)	30,339	20,817	9,522
6M WIBOR(f)	3.750(a)	03/18/28	PLN	20,180	(d)	28,668	6,533	22,135
6M BUBOR(f)	6.000(a)	03/18/28	HUF	1,529,130	(d)	18,102	1,486	16,616
3M JIBAR(e)	6.750(e)	03/18/28	ZAR	107,880	(d)	54,337	37,669	16,668
2.000%(a)	6M EURO(f)	03/18/28	EUR	3,540	(d)	24,885	29,182	(4,297)
5.500(f)	6M MIBOR(f)	03/18/28	INR	109,930	(d)	2,286	(625)	2,911
1M BID Average(a)	13.250(a)	01/02/29	BRL	31,860		(25,150)	(76,156)	51,006
13.250(b)	1M BID Average(b)	01/02/30		10,370		10,461	10,996	(535)
12M SOFR(a)	3.265(a)	01/30/31		$9,150	(d)	(81,684)	(53,578)	(28,106)
Mexico Interbank TIIE 28 Days(c)	7.500(c)	03/12/31	MXN	55,830	(d)	(36,012)	24,814	(60,826)
1.250(e)	12M THOR(e)	03/18/31	THB	51,960	(d)	(768)	(4,894)	4,126
2.250(a)	6M EURO(f)	03/18/31	EUR	2,440	(d)	48,502	49,777	(1,275)
3M JIBAR(e)	7.250(e)	03/18/31	ZAR	25,070	(d)	38,094	968	37,126
12M CPIBR(e)	8.750(e)	03/18/31	COP	1,735,340	(d)	(36,106)	3,084	(39,190)
2.500(a)	6M EURO(f)	03/18/33	EUR	720	(d)	14,322	14,530	(208)
Mexico Interbank TIIE 28 Days(c)	8.000(c)	03/05/36	MXN	26,020	(d)	(23,221)	6,601	(29,822)
9.250(e)	12M CPIBR(e)	03/18/36	COP	4,977,300	(d)	131,964	13,006	118,958
4.000(a)	12M SOFR(a)	03/18/36		$1,060	(d)	(16,892)	(18,421)	1,529
6M EURO(f)	2.500(a)	03/18/36	EUR	740	(d)	(34,556)	(34,453)	(103)
8.500(e)	3M JIBAR(e)	03/18/36	ZAR	29,750	(d)	(132,824)	(95,907)	(36,917)
6M WIBOR(f)	4.500(a)	03/18/36	PLN	3,680	(d)	25,444	(7,591)	33,035
12M CLICP(f)	5.250(f)	03/18/36	CLP	537,550	(d)	2,411	2,859	(448)
4.000(a)	6M PRIBOR(f)	03/18/36	CZK	3,680	(d)	1,991	599	1,392
2.750(a)	6M EURO(f)	03/18/41	EUR	1,410	(d)	83,897	81,824	2,073
3.828(a)	12M SOFR(a)	01/30/56		$2,520	(d)	144,576	65,679	78,897

TOTAL						$495,851	$2,850	$493,001

(a)	Payments made annually.
(b)	Payments made at maturity.
(c)	Payments made at monthly.
(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2025.
(e)	Payments made quarterly.
(f)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Republic of Colombia, 10.375%, 01/28/2033	(1.000)%	2.072%	12/20/30	$1,680	$78,665	$61,836	$16,829

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
3M IRS	JPMorgan Securities, Inc.	3.302%	01/28/2026	4,850,000	$4,850,000	$5,824	$6,548	$(724)

TOTAL				4,850,000	$4,850,000	$5,824	$6,548	$(724)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put HUF	Barclays Bank PLC	$339.000	02/02/2026	4,368,000	$4,368,000	$11,859	$25,378	$(13,519)
Call USD/Put ZAR	Barclays Bank PLC	17.175	01/15/2026	4,384,000	4,384,000	3,314	37,659	(34,345)
Call USD/Put CNH	BNP Paribas SA (London)	7.020	01/29/2026	4,268,000	4,268,000	4,533	10,849	(6,316)
Call USD/Put HUF	BNP Paribas SA (London)	337.500	02/06/2026	4,373,000	4,373,000	17,413	30,130	(12,717)
Call USD/Put MXN	BNP Paribas SA (London)	18.235	02/09/2026	2,182,000	2,182,000	13,195	19,926	(6,731)
Call USD/Put MXN	BNP Paribas SA (London)	18.350	02/12/2026	2,178,000	2,178,000	11,593	21,577	(9,984)
Call USD/Put ZAR	BNP Paribas SA (London)	17.440	01/09/2026	2,176,000	2,176,000	252	24,914	(24,662)
Call USD/Put ZAR	BNP Paribas SA (London)	16.975	01/26/2026	4,363,000	4,363,000	10,873	35,759	(24,886)
Call USD/Put ZAR	BofA Securities LLC	16.785	01/26/2026	4,375,000	4,375,000	19,320	45,955	(26,635)
Call USD/Put JPY	Citibank NA	156.700	01/06/2026	4,359,000	4,359,000	11,399	40,107	(28,708)
Call USD/Put COP	Deutsche Bank AG	3,975.000	01/27/2026	2,130,000	2,130,000	9,340	24,504	(15,164)
Call USD/Put CNH	HSBC Bank PLC	7.110	01/29/2026	6,551,000	6,551,000	911	18,146	(17,235)
Call USD/Put COP	JPMorgan Securities, Inc.	3,910.000	01/15/2026	2,180,000	2,180,000	7,272	26,683	(19,411)
Call USD/Put MXN	JPMorgan Securities, Inc.	18.555	02/09/2026	2,180,000	2,180,000	6,268	21,801	(15,533)
Call USD/Put ZAR	JPMorgan Securities, Inc.	17.440	01/09/2026	2,176,000	2,176,000	252	23,544	(23,292)
Call USD/Put COP	MS & Co. Int. PLC	3,891.000	01/06/2026	2,185,000	2,185,000	1,210	26,838	(25,628)
Call USD/Put COP	MS & Co. Int. PLC	3,800.000	01/15/2026	2,192,000	2,192,000	26,635	31,080	(4,445)
Call USD/Put ZAR	MS & Co. Int. PLC	17.850	01/09/2026	2,175,000	2,175,000	44	22,618	(22,574)
Call USD/Put CNH	Standard Chartered Bank	7.060	01/29/2026	6,572,000	6,572,000	2,826	21,661	(18,835)

				65,367,000	$65,367,000	$158,509	$509,129	$(350,620)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts
Put NZD/Call USD	Barclays Bank PLC	$0.574	01/22/2026	15,214,000	$15,214,000	$51,567	$70,975	$(19,408)
Put EUR/Call USD	BNP Paribas SA (London)	1.162	01/12/2026	5,660,000	5,660,000	3,113	34,331	(31,218)
Put EUR/Call USD	BNP Paribas SA (London)	1.150	01/22/2026	5,673,000	5,673,000	2,227	44,332	(42,105)
Put NZD/Call USD	BNP Paribas SA (London)	0.565	01/22/2026	15,626,000	15,626,000	16,653	87,737	(71,084)
Put USD/Call JPY	BNP Paribas SA (London)	152.950	01/14/2026	2,185,000	2,185,000	1,958	12,378	(10,420)
Put EUR/Call USD	BofA Securities LLC	1.170	01/30/2026	5,614,000	5,614,000	23,764	37,490	(13,726)
Put EUR/Call USD	BofA Securities LLC	1.175	02/10/2026	5,442,000	5,442,000	39,812	34,160	5,652
Put USD/Call BRL	BofA Securities LLC	5.550	01/13/2026	2,188,000	2,188,000	29,516	30,301	(785)
Put USD/Call CAD	BofA Securities LLC	1.380	02/09/2026	4,360,000	4,360,000	45,091	32,700	12,391
Put USD/Call JPY	BofA Securities LLC	152.250	01/16/2026	4,363,000	4,363,000	3,726	21,043	(17,317)
Put GBP/Call USD	Citibank NA	1.335	01/28/2026	3,288,000	3,288,000	12,521	40,385	(27,864)
Put NZD/Call USD	Citibank NA	0.555	01/22/2026	15,570,000	15,570,000	4,079	88,392	(84,313)
Put USD/Call JPY	Citibank NA	150.100	01/14/2026	6,554,000	6,554,000	1,173	8,840	(7,667)
Put USD/Call JPY	Citibank NA	151.850	01/16/2026	4,373,000	4,373,000	3,061	17,664	(14,603)
Put USD/Call JPY	Citibank NA	146.750	02/03/2026	6,559,000	6,559,000	2,676	13,876	(11,200)
Put EUR/Call USD	Deutsche Bank AG	1.164	01/22/2026	5,651,000	5,651,000	9,769	37,721	(27,952)
Put EUR/Call USD	Deutsche Bank AG	1.158	01/30/2026	5,660,000	5,660,000	7,895	39,301	(31,406)
Put GBP/Call USD	HSBC Bank PLC	1.335	02/05/2026	3,275,000	3,275,000	16,872	42,976	(26,104)
Put USD/Call JPY	JPMorgan Securities, Inc.	150.800	02/03/2026	2,186,000	2,186,000	3,640	8,165	(4,525)
Put EUR/Call USD	MS & Co. Int. PLC	1.144	01/09/2026	5,673,000	5,673,000	107	38,828	(38,721)
Put AUD/Call USD	Standard Chartered Bank	0.644	01/28/2026	3,398,000	3,398,000	2,002	21,153	(19,151)
Put NZD/Call USD	Standard Chartered Bank	0.580	02/03/2026	11,049,000	11,049,000	83,367	47,457	35,910
Put AUD/Call USD	UBS AG (London)	0.660	01/28/2026	6,617,000	6,617,000	19,461	38,837	(19,376)
Put EUR/Call CHF	UBS AG (London)	0.924	02/25/2026	3,799,000	3,799,000	18,528	26,098	(7,570)

				149,977,000	$149,977,000	$402,578	$875,140	$(472,562)

Total purchased option contracts				215,344,000	$215,344,000	$561,087	$1,384,269	$(823,182)

Written option contracts Calls
Call EUR/Put SEK	Barclays Bank PLC	10.960	01/07/2026	(938,000)	(938,000)	(126)	(5,631)	5,505
Call USD/Put HUF	Barclays Bank PLC	329.900	02/02/2026	(2,184,000)	(2,184,000)	(18,789)	(30,491)	11,702
Call USD/Put ZAR	Barclays Bank PLC	17.440	01/09/2026	(4,352,000)	(4,352,000)	(505)	(17,887)	17,382
Call AUD/Put NZD	BNP Paribas SA (London)	1.144	01/05/2026	(1,664,000)	(1,664,000)	(14,524)	(5,293)	(9,231)
Call AUD/Put NZD	BNP Paribas SA (London)	1.146	01/08/2026	(1,603,000)	(1,603,000)	(12,098)	(3,473)	(8,625)
Call USD/Put CNH	BNP Paribas SA (London)	7.055	01/08/2026	(1,088,000)	(1,088,000)	(45)	(2,769)	2,724
Call USD/Put CNH	BNP Paribas SA (London)	7.060	01/29/2026	(6,572,000)	(6,572,000)	(2,826)	(6,205)	3,379
Call USD/Put HUF	BNP Paribas SA (London)	330.150	02/06/2026	(2,186,000)	(2,186,000)	(20,481)	(31,085)	10,604
Call USD/Put MXN	BNP Paribas SA (London)	18.555	02/09/2026	(2,180,000)	(2,180,000)	(6,268)	(11,438)	5,170

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued) Calls (continued)
Call USD/Put ZAR	BNP Paribas SA (London)	$17.850	01/09/2026	(2,175,000)	$(2,175,000)	$(44)	$(13,137)	$13,093
Call USD/Put ZAR	BNP Paribas SA (London)	17.175	01/15/2026	(4,384,000)	(4,384,000)	(3,314)	(17,404)	14,090
Call EUR/Put PLN	BofA Securities LLC	4.233	01/08/2026	(938,000)	(938,000)	(980)	(4,536)	3,556
Call USD/Put BRL	BofA Securities LLC	5.656	01/13/2026	(2,178,000)	(2,178,000)	(5,615)	(13,811)	8,196
Call USD/Put ZAR	BofA Securities LLC	16.975	01/26/2026	(8,751,000)	(8,751,000)	(21,807)	(57,984)	36,177
Call USD/Put COP	Deutsche Bank AG	3,910.000	01/15/2026	(2,180,000)	(2,180,000)	(7,272)	(31,708)	24,436
Call USD/Put SGD	Deutsche Bank AG	1.292	01/13/2026	(1,089,000)	(1,089,000)	(489)	(4,370)	3,881
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.146	01/14/2026	(1,637,000)	(1,637,000)	(12,481)	(5,368)	(7,113)
Call USD/Put CAD	JPMorgan Securities, Inc.	1.379	01/02/2026	(1,067,000)	(1,067,000)	(113)	(2,673)	2,560
Call USD/Put COP	JPMorgan Securities, Inc.	3,800.000	01/15/2026	(2,192,000)	(2,192,000)	(26,635)	(57,266)	30,631
Call USD/Put JPY	JPMorgan Securities, Inc.	156.700	01/06/2026	(4,359,000)	(4,359,000)	(11,399)	(64,252)	52,853
Call USD/Put SGD	JPMorgan Securities, Inc.	1.292	01/02/2026	(1,067,000)	(1,067,000)	(2)	(2,027)	2,025
Call USD/Put COP	MS & Co. Int. PLC	3,891.000	01/06/2026	(2,185,000)	(2,185,000)	(1,210)	(11,091)	9,881
Call USD/Put CAD	Royal Bank of Canada (UK)	1.375	01/06/2026	(1,093,000)	(1,093,000)	(1,218)	(3,925)	2,707
Call USD/Put CAD	Royal Bank of Canada (UK)	1.377	01/16/2026	(1,093,000)	(1,093,000)	(2,520)	(5,161)	2,641
Call USD/Put CNH	Standard Chartered Bank	7.110	01/29/2026	(6,551,000)	(6,551,000)	(910)	(7,769)	6,859

				(65,706,000)	$(65,706,000)	$(171,671)	$(416,754)	$245,083

Puts
Put EUR/Call SEK	Barclays Bank PLC	10.960	01/07/2026	(938,000)	(938,000)	(14,280)	(5,630)	(8,650)
Put NZD/Call USD	Barclays Bank PLC	0.565	01/22/2026	(15,626,000)	(15,626,000)	(16,653)	(34,781)	18,128
Put AUD/Call NZD	BNP Paribas SA (London)	1.144	01/05/2026	(1,664,000)	(1,664,000)	(1)	(5,293)	5,292
Put AUD/Call NZD	BNP Paribas SA (London)	1.146	01/08/2026	(1,603,000)	(1,603,000)	(137)	(3,473)	3,336
Put EUR/Call USD	BNP Paribas SA (London)	1.164	01/22/2026	(3,729,545)	(3,729,545)	(6,447)	(10,258)	3,811
Put NZD/Call USD	BNP Paribas SA (London)	0.555	01/22/2026	(15,570,000)	(15,570,000)	(4,079)	(41,964)	37,885
Put USD/Call CNH	BNP Paribas SA (London)	7.055	01/08/2026	(1,088,000)	(1,088,000)	(12,903)	(2,769)	(10,134)
Put USD/Call JPY	BNP Paribas SA (London)	150.100	01/14/2026	(6,554,000)	(6,554,000)	(1,173)	(12,429)	11,256
Put EUR/Call PLN	BofA Securities LLC	4.233	01/08/2026	(938,000)	(938,000)	(4,323)	(4,536)	213
Put EUR/Call USD	BofA Securities LLC	1.162	01/12/2026	(5,660,000)	(5,660,000)	(3,113)	(26,863)	23,750
Put EUR/Call USD	BofA Securities LLC	1.164	01/22/2026	(1,921,455)	(1,921,455)	(3,322)	(6,817)	3,495
Put EUR/Call USD	BofA Securities LLC	1.158	01/30/2026	(5,660,000)	(5,660,000)	(7,895)	(16,613)	8,718
Put USD/Call CAD	BofA Securities LLC	1.363	02/09/2026	(6,540,000)	(6,540,000)	(24,473)	(19,620)	(4,853)
Put USD/Call JPY	BofA Securities LLC	154.350	01/16/2026	(2,182,000)	(2,182,000)	(5,370)	(21,477)	16,107
Put EUR/Call USD	Citibank NA	1.170	01/02/2026	(1,819,000)	(1,819,000)	(402)	(3,966)	3,564

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued) Puts (continued)
Put GBP/Call USD	Citibank NA	$1.314	01/28/2026	(4,111,000)	$(4,111,000)	$(3,674)	$(20,439)	$16,765
Put USD/Call JPY	Citibank NA	152.950	01/14/2026	(2,185,000)	(2,185,000)	(1,958)	(8,826)	6,868
Put USD/Call JPY	Citibank NA	153.950	01/16/2026	(2,186,000)	(2,186,000)	(4,398)	(18,613)	14,215
Put USD/Call JPY	Citibank NA	150.800	02/03/2026	(2,186,000)	(2,186,000)	(3,640)	(12,779)	9,139
Put EUR/Call USD	Deutsche Bank AG	1.144	01/09/2026	(5,673,000)	(5,673,000)	(107)	(11,236)	11,129
Put EUR/Call USD	Deutsche Bank AG	1.150	01/22/2026	(5,673,000)	(5,673,000)	(2,227)	(15,639)	13,412
Put USD/Call SGD	Deutsche Bank AG	1.292	01/13/2026	(1,089,000)	(1,089,000)	(6,391)	(4,370)	(2,021)
Put GBP/Call USD	HSBC Bank PLC	1.312	02/05/2026	(4,094,000)	(4,094,000)	(5,601)	(21,893)	16,292
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.146	01/14/2026	(1,637,000)	(1,637,000)	(399)	(5,378)	4,979
Put USD/Call CAD	JPMorgan Securities, Inc.	1.379	01/02/2026	(1,067,000)	(1,067,000)	(5,198)	(2,673)	(2,525)
Put USD/Call JPY	JPMorgan Securities, Inc.	146.750	02/03/2026	(6,559,000)	(6,559,000)	(2,676)	(6,592)	3,916
Put USD/Call SGD	JPMorgan Securities, Inc.	1.292	01/02/2026	(1,067,000)	(1,067,000)	(5,551)	(2,027)	(3,524)
Put USD/Call CAD	Royal Bank of Canada (UK)	1.375	01/06/2026	(1,093,000)	(1,093,000)	(3,342)	(3,925)	583
Put USD/Call CAD	Royal Bank of Canada (UK)	1.377	01/16/2026	(1,093,000)	(1,093,000)	(6,476)	(5,161)	(1,315)
Put NZD/Call USD	Standard Chartered Bank	0.574	01/22/2026	(11,410,482)	(11,410,482)	(38,675)	(18,595)	(20,080)
Put AUD/Call USD	UBS AG (London)	0.644	01/28/2026	(3,398,000)	(3,398,000)	(2,002)	(13,761)	11,759
Put NZD/Call USD	UBS AG (London)	0.574	01/22/2026	(3,803,518)	(3,803,518)	(12,892)	(14,996)	2,104

				(129,818,000)	$(129,818,000)	$(209,778)	$(403,392)	$193,614

Total written option contracts				(195,524,000)	$(195,524,000)	$(381,449)	$(820,146)	$438,697

TOTAL				19,820,000	$19,820,000	$179,638	$564,123	$(384,485)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru Nuevo Sol
PLN	— Polish Zloty
RON	— Romania New Leu
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thailand Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
UYU	— Uruguay Peso
UZS	— Uzbekistan Som
ZAR	— South African Rand

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LLC	— Limited Liability Company
NR	— Not Rated
PIK	— Payment in kind
PLC	— Public Limited Company
WR	— Withdrawn Rating

Abbreviations:
3M IRS	— 3 Months Interest Rate Swaptions
BofA Securities LLC	— Bank of America Securities LLC
BUBOR	— Budapest Interbank Offered Rate
CDOR	— Canadian Dollar Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
CNRR	— China Fixing Repo Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KWCDC	— South Korean Won Certificate of Deposit
MIBOR	— Mumbai Interbank Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
PRIBOR	— Prague Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 86.8%
Advertising – 0.5%
Clear Channel Outdoor Holdings, Inc.(a)(b) (B/B2)
	$3,680,000	7.875%		04/01/30	$ 3,881,149
	1,502,000	7.125		02/15/31	1,572,023
	1,665,000	7.500		03/15/33	1,763,651
Clear Channel Outdoor Holdings, Inc.(a)(b) (CCC/Caa3)
	1,610,000	7.750		04/15/28	1,610,644
Neptune Bidco U.S., Inc.(a)(b) (B/B3)
	1,797,000	10.375		05/15/31	1,841,673
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)(b) (B/B2)
	2,809,000	4.250		01/15/29	2,739,534

					13,408,674

Aerospace & Defense – 1.6%
Bombardier, Inc.(a)(b) (BB-/Ba3)
	3,170,000	7.000		06/01/32	3,351,926
	3,505,000	6.750		06/15/33	3,708,045
Moog, Inc.(a)(b) (BB/Ba3)
	3,362,000	4.250		12/15/27	3,332,078
Spirit AeroSystems, Inc.(a) (BBB-/Baa3)
	5,880,000	4.600		06/15/28	5,886,997
TransDigm, Inc.(a) (B/B3)
	8,048,000	4.875		05/01/29	8,020,878
TransDigm, Inc.(a)(b) (BB-/Ba3)
	4,194,000	6.750		08/15/28	4,274,693
	5,500,000	6.375		03/01/29	5,678,365
	5,810,000	6.875		12/15/30	6,078,538

					40,331,520

Airlines – 0.8%
American Airlines, Inc.(a)(b) (BB-/Ba2)
	7,339,000	7.250		02/15/28	7,500,971
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b) (NR/Ba1)
	437,500	5.500		04/20/26	438,117
OneSky Flight LLC(a)(b) (B+/B3)
	2,550,000	8.875		12/15/29	2,731,305
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b) (B/B3)
	3,450,000	7.875		05/01/27	3,467,457
	3,852,000	9.500	(c)	06/01/28	3,981,620
	1,555,000	6.375	(c)	02/01/30	1,487,140

					19,606,610

Apparel(a)(b) – 0.4%
Beach Acquisition Bidco LLC(d) (B+/Caa1) (PIK 10.750%, Cash 10.000%)
	3,980,000	10.000		07/15/33	4,375,333
Beach Acquisition Bidco LLC (NR/Ba3)
EUR	1,094,000	5.250		07/15/32	1,311,125
Champ Acquisition Corp. (B/B2)
	$4,695,000	8.375		12/01/31	5,069,192

					10,755,650

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Automotive – 1.8%
Clarios Global LP/Clarios U.S. Finance Co.(a)(b) (B/Caa1)
	$1,205,000	6.750%	09/15/32	$ 1,249,886
Clarios Global LP/Clarios U.S. Finance Co.(a)(b) (BB-/B2)
	5,545,000	6.750	05/15/28	5,682,294
Dana, Inc.(a) (BB-/B1)
	5,373,000	5.375	11/15/27	5,368,755
	2,500,000	5.625	06/15/28	2,498,300
Grupo Antolin Irausa SA(a) (B-/B3)
EUR	2,391,000	10.375	01/30/30	2,067,386
IHO Verwaltungs GmbH(a)(b)(d) (BB-/Ba2)
(PIK 7.125%, Cash 6.375%)
	$3,305,000	6.375	05/15/29	3,329,788
(PIK 9.500%, Cash 8.750%)
EUR	970,000	8.750	05/15/28	1,190,193
Nissan Motor Acceptance Co. LLC(a)(b) (NR/Ba2)
	$11,543,000	6.125	09/30/30	11,546,578
Phinia, Inc.(a)(b) (BB+/Baa3)
	2,900,000	6.750	04/15/29	3,004,081
Qnity Electronics, Inc.(a)(b) (BB/B1)
	890,000	6.250	08/15/33	924,301
Qnity Electronics, Inc.(a)(b) (BB+/Ba1)
	1,805,000	5.750	08/15/32	1,848,952
ZF Europe Finance BV(a) (BB-/Ba2)
EUR	3,100,000	4.750	01/31/29	3,634,194
ZF North America Capital, Inc.(a)(b) (BB-/Ba2)
	$2,310,000	6.875	04/14/28	2,348,046
	2,020,000	6.750	04/23/30	1,995,800

				46,688,554

Banks – 3.1%
Banco Mercantil del Norte SA (a)(b)(e) (BB-/Ba2) (5 yr. CMT + 4.643%)
	5,200,000	5.875	01/24/27	5,166,512
Bank of New York Mellon Corp. (a)(e) (BBB/Baa1) (5 yr. CMT + 3.352%)
	7,293,000	3.700	03/20/26	7,264,630
Barclays PLC(a)(e) (BB+/Ba1)
(5 yr. CMT + 5.431%)
	7,000,000	8.000	03/15/29	7,448,910
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate +
	3.686%)
	1,670,000	7.625	03/15/35	1,779,201
Citigroup, Inc.(a)(e) (BB+/Ba1)
(5 yr. CMT + 3.001%)
	14,855,000	6.625	02/15/31	15,059,256
(5 yr. CMT + 3.417%)
	2,840,000	3.875	02/18/26	2,831,508
Commerzbank AG(a)(e) (BB/Ba1) (5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 4.322%)
	4,400,000	7.500	10/09/30	4,619,736
JPMorgan Chase & Co.(a)(e) (BBB/Baa1)
(5 yr. CMT + 2.152%)
	5,580,000	6.500	04/01/30	5,789,697
(5 yr. CMT + 2.850%)
	855,000	3.650	06/01/26	850,075

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
NatWest Group PLC(a)(e) (NR/Baa3) (5 yr. U.K. Government Bond + 3.294%)
GBP	1,828,000	7.500%	02/28/32	$ 2,553,376
PNC Financial Services Group, Inc.(a)(e) (BBB-/Baa2) (5 yr. CMT + 3.238%)
	$4,462,000	6.200	09/15/27	4,535,578
Toronto-Dominion Bank(a)(e) (BBB-/Baa2) (5 yr. CMT + 4.075%)
	1,475,000	8.125	10/31/82	1,551,272
U.S. Bancorp(a)(e) (BBB/Baa2) (5 yr. CMT + 2.541%)
	5,025,000	3.700	01/15/27	4,904,350
UBS Group AG(a)(b)(c)(e) (BBB-/NR) (5 yr. CMT + 3.098%)
	3,565,000	3.875	06/02/26	3,536,017
UniCredit SpA(a)(b)(e) (BBB-/Baa3) (5 yr. CMT + 4.750%)
	3,415,000	5.459	06/30/35	3,477,870
Walker & Dunlop, Inc.(a)(b) (BB/Ba2)
	1,870,000	6.625	04/01/33	1,917,592
Wells Fargo & Co.(a)(e) (BB+/Baa2)
(5 yr. CMT + 2.767%)
	2,525,000	6.850	09/15/29	2,637,741
(5 yr. CMT + 3.453%)
	618,000	3.900	03/15/26	615,899
(5 yr. CMT + 3.606%)
	2,040,000	7.625	09/15/28	2,175,334

				78,714,554

Beverages(a) – 0.1%
Marston’s Issuer PLC(e) (BB+/NR) (Sterling Overnight Index Average + 1.569%)
GBP	80,000	5.177	07/15/32	105,289
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(b) (BB/Ba3)
	$3,655,000	4.375	04/30/29	3,558,435

				3,663,724

Building Materials – 1.8%
Builders FirstSource, Inc.(a)(b) (BB-/Ba2)
	5,735,000	5.000	03/01/30	5,717,680
	2,455,000	6.750	05/15/35	2,570,974
EMRLD Borrower LP/Emerald Co-Issuer, Inc.(a)(b) (BB-/B2)
	4,460,000	6.625	12/15/30	4,644,421
James Hardie International Finance DAC(a)(b) (BB/Ba1)
	5,675,000	5.000	01/15/28	5,674,943
Masterbrand, Inc.(a)(b) (BB/Ba3)
	2,105,000	7.000	07/15/32	2,183,264
Quikrete Holdings, Inc.(a)(b) (B+/B2)
	3,120,000	6.750	03/01/33	3,257,842
Quikrete Holdings, Inc.(a)(b) (BB/Ba3)
	2,870,000	6.375	03/01/32	2,986,493
Smyrna Ready Mix Concrete LLC(a)(b) (B+/B1)
	7,505,000	6.000	11/01/28	7,546,128
	3,320,000	8.875	11/15/31	3,551,869
Standard Building Solutions, Inc.(a)(b) (BB+/Ba3)
	5,695,000	6.500	08/15/32	5,870,748

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Building Materials – (continued)
Standard Industries, Inc.(a)(b) (BB+/Ba3)
	$1,360,000	4.750%		01/15/28	$ 1,355,743

					45,360,105

Chemicals – 3.1%
Ashland, Inc.(a)(b) (BB+/Ba2)
	2,590,000	3.375		09/01/31	2,363,323
Avient Corp.(a)(b) (BB-/Ba3)
	2,945,000	7.125		08/01/30	3,028,196
	1,050,000	6.250		11/01/31	1,079,600
Axalta Coating Systems LLC(a)(b) (BB+/Ba3)
	3,055,000	3.375		02/15/29	2,936,222
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(a)(b) (BB+/Ba3)
	3,550,000	4.750		06/15/27	3,546,237
Celanese U.S. Holdings LLC(a) (BB/Ba2)
	2,515,000	7.050	(f)	11/15/30	2,643,340
	808,000	6.750	(c)	04/15/33	803,402
Cerdia Finanz GmbH(a)(b) (B/B2)
	2,600,000	9.375		10/03/31	2,693,288
Chemours Co.(a)(b) (BB-/B1)
	3,221,000	5.750		11/15/28	3,132,970
FMC Corp.(a) (BB+/Baa3)
	4,079,000	4.500		10/01/49	2,602,769
	3,787,000	6.375	(c)	05/18/53	2,822,035
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(a)(b) (B-/Caa1)
	716,000	9.000		07/01/28	717,912
Ingevity Corp.(a)(b) (NR/Ba3)
	3,261,000	3.875		11/01/28	3,163,724
Inversion Escrow Issuer LLC(a)(b) (B-/B3)
	5,320,000	6.750		08/01/32	5,300,210
Methanex U.S. Operations, Inc.(a)(b) (BB/Ba2)
	2,145,000	6.250		03/15/32	2,211,495
Minerals Technologies, Inc.(a)(b) (BB-/Ba3)
	3,786,000	5.000		07/01/28	3,777,671
Olympus Water U.S. Holding Corp.(a)(b) (B-/B3)
EUR	750,000	3.875		10/01/28	871,026
	$6,335,000	4.250		10/01/28	6,147,231
	1,769,000	7.250		02/15/33	1,779,189
Olympus Water U.S. Holding Corp.(a)(b)(c) (CCC+/Caa2)
	312,000	6.250		10/01/29	303,108
Perimeter Holdings LLC(a)(b) (B+/B2)
	4,135,000	6.250		01/15/34	4,104,815
SNF Group SACA(a)(b) (BB+/Baa3)
	3,055,000	3.125		03/15/27	3,001,904
	4,285,000	3.375		03/15/30	4,005,789
Solstice Advanced Materials, Inc.(a)(b) (BB+/Ba2)
	5,753,000	5.625		09/30/33	5,807,653
Valvoline, Inc.(a)(b) (B+/Ba3)
	2,156,000	3.625		06/15/31	1,979,790
WR Grace Holdings LLC(a)(b) (B-/B2)
	2,116,000	4.875		06/15/27	2,113,715
	3,485,000	7.375		03/01/31	3,572,404

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
WR Grace Holdings LLC(a)(b) (CCC/Caa2)
	$3,657,000	5.625%		08/15/29	$ 3,472,541

					79,981,559

Commercial Services – 3.7%
ADT Security Corp.(a)(b) (BB/Ba3)
	5,036,000	4.125		08/01/29	4,915,186
Adtalem Global Education, Inc.(a)(b) (BB/Ba2)
	1,277,000	5.500		03/01/28	1,275,174
Aegis Lux 1a SARL(a)(b)(d) (BB-/B1)
EUR	3,915,000	5.625		10/29/31	4,658,419
Allied Universal Holdco LLC(a)(b) (B/B3)
	$3,296,000	7.875		02/15/31	3,475,236
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)(b) (B/B3)
	1,140,000	6.875		06/15/30	1,186,820
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)(b)(c) (CCC+/Caa2)
	3,747,000	6.000		06/01/29	3,709,680
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (B/B3)
	8,083,000	4.625	%(a)(b)	06/01/28	7,964,958
APi Group DE, Inc.(a)(b) (B+/B1)
	7,053,000	4.125		07/15/29	6,859,113
	2,639,000	4.750		10/15/29	2,583,502
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)(b) (B+/B1)
	1,505,000	8.250		01/15/30	1,562,476
	660,000	8.375		06/15/32	681,641
Avis Budget Finance PLC(a) (B+/B1)
EUR	1,990,000	7.250		07/31/30	2,421,109
Belron U.K. Finance PLC(a)(b) (BB-/Ba3)
	$5,551,000	5.750		10/15/29	5,667,626
Boost Newco Borrower LLC(a)(b) (BB/Ba3)
	2,159,000	7.500		01/15/31	2,294,780
Brink’s Co.(a)(b) (BB/Ba3)
	2,265,000	4.625		10/15/27	2,257,367
Garda World Security Corp.(a)(b) (B/B1)
	2,652,000	7.750		02/15/28	2,711,909
Garda World Security Corp.(a)(b) (CCC+/Caa2)
	1,795,000	8.250		08/01/32	1,823,899
	2,370,000	8.375		11/15/32	2,417,708
Graham Holdings Co.(a)(b) (BB/Ba1)
	4,025,000	5.625		12/01/33	4,062,312
Herc Holdings, Inc.(a)(b) (BB-/Ba3)
	2,705,000	7.000		06/15/30	2,845,065
Hertz Corp.(a)(b) (B/Ba3)
	2,014,000	12.625		07/15/29	2,029,911
Mavis Tire Express Services Topco Corp.(a)(b) (CCC/Caa2)
	6,815,000	6.500		05/15/29	6,789,444
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.(a)(b) (B/B2)
	3,765,000	4.000		06/15/29	3,462,181
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)(b) (BB/Ba3)
	5,038,000	3.375		08/31/27	4,946,006

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
PROG Holdings, Inc.(a)(b) (B+/B1)
	$3,013,000	6.000%	11/15/29	$ 2,978,923
TriNet Group, Inc.(a)(b) (BB/Ba2)
	3,531,000	3.500	03/01/29	3,338,490
	1,355,000	7.125	08/15/31	1,396,815
Verisure Midholding AB (BB-/Ba3)
EUR	1,475,000	5.250%	02/15/29	1,740,250
Williams Scotsman, Inc.(a)(b) (BB-/B2)
	$965,000	6.625	04/15/30	998,032

				93,054,032

Computers – 1.5%
Ahead DB Holdings LLC(a)(b) (CCC+/Caa1)
	10,724,000	6.625	05/01/28	10,793,491
CACI International, Inc.(a)(b) (BB-/Ba2)
	799,000	6.375	06/15/33	826,965
Diebold Nixdorf, Inc.(a)(b) (B+/B1)
	4,085,000	7.750	03/31/30	4,347,747
McAfee Corp.(a)(b)(c) (CCC+/Caa1)
	13,442,000	7.375	02/15/30	11,731,640
Seagate Data Storage Technology Pte. Ltd.(a)(b) (BB+/Ba3)
	1,405,000	8.250	12/15/29	1,491,492
	2,834,000	9.625	12/01/32	3,218,517
Virtusa Corp.(a)(b) (B-/Caa1)
	5,948,000	7.125	12/15/28	5,859,732

				38,269,584

Cosmetics & Personal Care(a) – 0.0%
Perrigo Finance Unlimited Co. (B+/B1)
	355,000	6.125	09/30/32	346,331

Distribution & Wholesale(a)(b) – 0.4%
American Builders & Contractors Supply Co., Inc. (BB-/Ba3)
	11,554,000	3.875	11/15/29	11,130,661

Diversified Financial Services – 7.5%
AG Issuer LLC(a)(b) (B/B1)
	3,279,000	6.250	03/01/28	3,292,214
Air Lease Corp.(a)(e) (BB+/NR) (5 yr. CMT + 3.149%)
	3,168,000	4.125	12/15/26	3,092,697
Ally Financial, Inc.(a)(e) (BB-/Ba2) (5 yr. CMT + 3.868%)
	6,725,000	4.700	05/15/26	6,641,543
American Express Co.(a)(e) (BBB-/Baa2) (5 yr. CMT + 2.854%)
	9,817,000	3.550	09/15/26	9,682,016
Capital One Financial Corp.(a)(c)(e) (BB/Baa3) (5 yr. CMT + 3.157%)
	2,310,000	3.950	09/01/26	2,280,478
Charles Schwab Corp.(a)(e) (BBB-/Baa2)
(3 mo. USD Term SOFR + 2.575%)
	3,660,000	5.000	12/01/27	3,587,678
(5 yr. CMT + 3.168%)
	16,752,000	4.000	06/01/26	16,632,726
Credit Acceptance Corp.(a)(b) (BB/Ba3)
	8,063,000	9.250	12/15/28	8,442,687
	8,480,000	6.625	03/15/30	8,512,733

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Enova International, Inc.(a)(b) (B/B2)
$3,168,000	11.250%	12/15/28	$ 3,349,114
Freedom Mortgage Holdings LLC(a)(b) (B/B2)
4,072,000	9.250	02/01/29	4,269,981
goeasy Ltd.(a)(b) (BB-/Ba3)
1,829,000	9.250	12/01/28	1,880,889
2,051,000	7.625	07/01/29	2,028,972
6,474,000	6.875	02/15/31	6,045,810
Jane Street Group/JSG Finance, Inc.(a)(b) (BB/Ba1)
4,601,000	7.125	04/30/31	4,835,835
7,820,000	6.125	11/01/32	7,961,464
Jefferson Capital Holdings LLC(a)(b) (NR/Ba3)
518,000	9.500	02/15/29	544,278
1,810,000	8.250	05/15/30	1,899,378
Midcap Financial Issuer Trust(a)(b) (B+/B1)
4,977,000	6.500	05/01/28	4,966,150
7,251,000	5.625	01/15/30	6,810,357
Navient Corp.(a) (BB-/Ba3)
3,115,000	5.000	03/15/27	3,118,925
4,495,000	5.500	03/15/29	4,458,366
OneMain Finance Corp.(a) (BB/Ba2)
3,740,000	7.875	03/15/30	3,955,237
4,210,000	6.125	05/15/30	4,292,979
1,805,000	7.125	09/15/32	1,877,976
OneMain Finance Corp.(a) (BB/NR)
14,272,000	6.750	09/15/33	14,483,083
PennyMac Financial Services, Inc.(a)(b) (B+/Ba3)
2,985,000	6.875	05/15/32	3,126,310
Provident Funding Associates LP/PFG Finance Corp.(a)(b)
(NR/B3)
1,000,000	9.750	09/15/29	1,054,230
Rocket Cos., Inc.(a)(b) (BB/Ba1)
5,660,000	6.125	08/01/30	5,852,836
4,855,000	6.375	08/01/33	5,070,950
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(a)(b)
(BB/Ba1)
6,243,000	4.000	10/15/33	5,800,059
SLM Corp.(a) (BB+/Ba1)
1,720,000	6.500	01/31/30	1,779,013
Stonex Escrow Issuer LLC(a)(b) (BB-/Ba3)
1,800,000	6.875	07/15/32	1,866,726
StoneX Group, Inc.(a)(b) (BB-/Ba3)
3,105,000	7.875	03/01/31	3,291,828
United Wholesale Mortgage LLC(a)(b) (NR/Ba3)
11,905,000	5.500	04/15/29	11,819,879
UWM Holdings LLC(a)(b) (NR/Ba3)
3,655,000	6.625	02/01/30	3,697,763
4,728,000	6.250	03/15/31	4,720,199
VFH Parent LLC/Valor Co-Issuer, Inc.(a)(b) (B+/B1)
5,030,000	7.500	06/15/31	5,267,567

			192,290,926

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical – 1.6%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)(b) (B+/NR)
	$16,924,000	6.375%	02/15/32	$ 16,944,140
Duke Energy Corp. (BBB/Baa2)
	2,045,000	4.125	04/15/26	2,106,350
Lightning Power LLC(a)(b) (BB/Ba3)
	5,288,000	7.250	08/15/32	5,623,682
NRG Energy, Inc.(a)(b) (BB/Ba2)
	11,230,000	5.750	07/15/29	11,282,893
	3,100,000	6.000	01/15/36	3,142,005
Talen Energy Supply LLC(a)(b) (B/B2)
	645,000	6.250	02/01/34	657,823

				39,756,893

Electrical Components & Equipment(a)(b) – 0.0%
WESCO Distribution, Inc. (BB/Ba3)
	735,000	6.375	03/15/33	766,965

Electronics – 0.8%
Atkore, Inc.(a)(b) (BB+/Ba2)
	6,055,000	4.250	06/01/31	5,805,716
Coherent Corp.(a)(b) (B+/B1)
	2,748,000	5.000	12/15/29	2,740,003
Imola Merger Corp.(a)(b) (BB/Ba3)
	4,596,000	4.750	05/15/29	4,540,296
Sensata Technologies BV(a)(b) (BB+/Ba2)
	825,000	4.000	04/15/29	805,192
	3,474,000	5.875	09/01/30	3,532,016
Sensata Technologies, Inc.(a)(b) (BB+/Ba2)
	3,749,000	4.375	02/15/30	3,662,323

				21,085,546

Engineering & Construction – 1.1%
AECOM(a)(b) (BB/Ba2)
	5,714,000	6.000	08/01/33	5,854,564
Brundage-Bone Concrete Pumping Holdings, Inc.(a)(b) (B/B2)
	1,755,000	7.500	02/01/32	1,790,398
Dycom Industries, Inc.(a)(b) (BB+/Ba3)
	5,174,000	4.500	04/15/29	5,104,875
Global Infrastructure Solutions, Inc.(a)(b) (BB/B1)
	6,523,000	5.625	06/01/29	6,513,803
	5,556,000	7.500	04/15/32	5,919,196
Kier Group PLC(a) (BB+/NR)
GBP	1,155,000	9.000	02/15/29	1,634,727

				26,817,563

Entertainment – 3.5%
AMC Entertainment Holdings, Inc.(a)(b)(c) (CCC+/Caa3)
	$891,000	7.500	02/15/29	779,625
Banijay Entertainment SAS(a)(b) (B+/B2)
	2,890,000	8.125	05/01/29	2,996,786
Boyne USA, Inc.(a)(b) (B/B1)
	4,018,000	4.750	05/15/29	3,962,471
Brightstar Lottery PLC(a)(b) (BB+/Ba1)
	3,466,000	5.250	01/15/29	3,457,716

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment – (continued)
Caesars Entertainment, Inc.(a)(b) (B-/B3)
	$5,056,000	4.625%		10/15/29	$ 4,853,204
Cinemark USA, Inc.(a)(b) (BB/B2)
	7,035,000	5.250		07/15/28	7,034,296
CPUK Finance Ltd.(a) (B/NR)
GBP	1,000,000	7.875		08/28/29	1,400,467
Flutter Treasury DAC(a)(b) (BBB-/Ba1)
	$9,526,000	5.875		06/04/31	9,663,079
Light & Wonder International, Inc.(a)(b) (B+/B2)
	2,044,000	6.250		10/01/33	2,068,487
Live Nation Entertainment, Inc.(a)(b) (BB/Ba1)
	3,161,000	3.750		01/15/28	3,108,875
Penn Entertainment, Inc.(a)(b) (B-/B3)
	3,210,000	5.625		01/15/27	3,205,538
	1,750,000	4.125	(c)	07/01/29	1,620,850
Pinewood Finco PLC(a)(b) (BB+/NR)
GBP	2,988,000	6.000		03/27/30	4,057,199
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(a)(b) (CCC/Caa1)
	$4,764,000	5.625		09/01/29	3,539,700
Resorts World Las Vegas LLC/RWLV Capital, Inc. (BB+/NR)
	7,800,000	8.450	%(a)(b)	07/27/30	7,704,450
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(a)(b) (B+/B1)
	6,117,000	6.625		02/01/33	6,262,768
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.(a)(b) (B+/B1)
	1,920,000	6.250		10/15/30	1,958,285
SeaWorld Parks & Entertainment, Inc.(a)(b) (B+/B2)
	6,035,000	5.250		08/15/29	5,870,969
Vail Resorts, Inc.(a)(b) (BB-/Ba3)
	2,425,000	5.625		07/15/30	2,465,522
Warnermedia Holdings, Inc.(a) (BB/Ba2)
	13,333,000	5.050		03/15/42	9,417,231
	5,385,000	5.141		03/15/52	3,558,785

					88,986,303

Environmental – 1.4%
GFL Environmental, Inc.(a)(b) (BB/Ba3)
	2,451,000	4.000		08/01/28	2,415,240
	3,580,000	4.375		08/15/29	3,519,641
Luna 1.5 SARL(a)(b)(d) (B-/B3)
	8,815,000	12.000		07/01/32	9,246,935
Luna 2 5SARL(a)(b) (B+/B1)
EUR	1,408,000	5.500		07/01/32	1,682,762
Madison IAQ LLC(a)(b) (CCC+/Caa1)
	$13,694,000	5.875		06/30/29	13,618,820
Waste Pro USA, Inc.(a)(b) (B-/Caa1)
	5,505,000	7.000		02/01/33	5,679,343

					36,162,741

Food & Drug Retailing – 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC(a)(b) (BB+/Ba2)
	302,000	4.625		01/15/27	302,006

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC(a)(b) (BB+/Ba2) – (continued)
	$4,144,000	3.500%	03/15/29	$ 3,985,078
	5,840,000	4.875	02/15/30	5,794,448
	2,465,000	6.250	03/15/33	2,533,330
Boparan Finance PLC(a)(b) (B+/B2)
GBP	2,086,200	9.375	11/07/29	2,999,886
Fiesta Purchaser, Inc.(a)(b)(c) (CCC+/Caa2)
	$4,254,000	9.625	09/15/32	4,458,702
Flora Food Management BV(a) (B/B2)
EUR	2,492,000	6.875	07/02/29	2,919,110
Iceland Bondco PLC(a)(b) (B/B2)
GBP	1,063,239	10.875	12/15/27	1,515,602
Performance Food Group, Inc.(a)(b) (BB/B1)
	$6,925,000	4.250	08/01/29	6,785,738
Post Holdings, Inc.(a)(b) (B+/B2)
	4,242,000	6.375	03/01/33	4,283,359
	8,203,000	6.500	03/15/36	8,215,715
Post Holdings, Inc.(a)(b) (BB/Ba1)
	980,000	6.250	02/15/32	1,007,724
United Natural Foods, Inc.(a)(b) (CCC+/Caa2)
	4,160,000	6.750	10/15/28	4,160,000

				48,960,698

Forest Products & Paper(a)(b) – 0.0%
Magnera Corp. (B+/B1)
	119,000	7.250	11/15/31	116,983

Gaming(a) –0.2%
MGM Resorts International (BB-/B1)
	5,930,000	5.500	04/15/27	5,985,327

Healthcare Providers & Services – 3.8%
Centene Corp.(a) (BBB-/Ba1)
	13,099,000	4.625	12/15/29	12,701,969
CHS/Community Health Systems, Inc.(a)(b) (CCC-/Caa3)
	6,449,000	6.875	04/15/29	5,741,351
DaVita, Inc.(a)(b) (BB-/Ba3)
	3,732,000	3.750	02/15/31	3,445,606
	1,970,000	6.875	09/01/32	2,046,948
Global Medical Response, Inc.(a)(b) (B/B2)
	5,421,000	7.375	10/01/32	5,644,345
Insulet Corp.(a)(b) (B+/B2)
	780,000	6.500	04/01/33	812,011
LifePoint Health, Inc.(a)(b) (B/B2)
	2,800,000	11.000	10/15/30	3,070,228
LifePoint Health, Inc.(a)(b) (CCC+/Caa1)
	3,825,000	5.375	01/15/29	3,748,768
Medline Borrower LP(a)(b) (BB-/Ba2)
	4,038,000	5.250	10/01/29	4,060,492
Medline Borrower LP(a)(b) (BBB-/Ba1)
	4,839,000	3.875	04/01/29	4,731,381
Molina Healthcare, Inc.(a)(b) (BB/Ba2)
	4,333,000	6.500	02/15/31	4,453,674
	4,295,000	6.250	01/15/33	4,351,308
MPH Acquisition Holdings LLC(a)(b)(d) (CCC/Caa3)
(PIK 0.750%, Cash 6.000%)
	4,149,841	6.750	03/31/31	3,586,002

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
Prime Healthcare Services, Inc.(a)(b) (B/B2)
$2,815,000	9.375%		09/01/29	$ 2,965,096
Select Medical Corp.(a)(b)(c) (B/B1)
5,984,000	6.250		12/01/32	5,848,103
Team Health Holdings, Inc.(a)(b) (B-/Caa1)
1,106,000	8.375		06/30/28	1,119,659
Team Health Holdings, Inc.(a)(b)(d) (B-/NR) (PIK 4.500%, Cash
9.000%)
15,764,376	13.500		06/30/28	16,654,117
Tenet Healthcare Corp.(a) (BB/Ba3)
4,537,000	4.625		06/15/28	4,544,032
3,620,000	4.250		06/01/29	3,569,284
1,762,000	6.125		06/15/30	1,804,394
2,730,000	6.750		05/15/31	2,838,709

				97,737,477

Home Builders(a)(b) – 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (B+/B1)
1,588,000	5.000		06/15/29	1,535,850
Dream Finders Homes, Inc. (BB-/B1u)
383,000	8.250		08/15/28	394,333
Dream Finders Homes, Inc. (BB-/NR)
1,000,000	6.875		09/15/30	1,005,540
K Hovnanian Enterprises, Inc. (BB-/B3)
2,365,000	8.375		10/01/33	2,403,053
LGI Homes, Inc. (BB-/Ba3)
374,000	7.000		11/15/32	358,412
New Home Co., Inc. (B+/B2)
5,521,000	8.500		11/01/30	5,700,377

				11,397,565

Household Products – 0.1%
Central Garden & Pet Co.(a) (BB/B1)
2,552,000	4.125		10/15/30	2,448,925
1,105,000	4.125	(b)	04/30/31	1,039,484

				3,488,409

Housewares(a)(c) – 0.2%
Newell Brands, Inc. (B+/B2)
5,205,000	7.500		04/01/46	4,349,766

Insurance – 3.9%
Acrisure LLC/Acrisure Finance, Inc.(a)(b) (B/B2)
1,825,000	6.750		07/01/32	1,876,921
Acrisure LLC/Acrisure Finance, Inc.(a)(b) (CCC+/Caa2)
4,915,000	8.250		02/01/29	5,099,116
1,175,000	8.500		06/15/29	1,229,696
8,810,000	6.000		08/01/29	8,716,085
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)(b) (B/B2)
2,605,000	6.750		04/15/28	2,652,750
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)(b) (CCC+/Caa2)
3,194,000	6.750		10/15/27	3,199,717
2,835,000	7.375		10/01/32	2,944,544

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC(a)(b) (BB+/NR)
	$5,545,000	7.875%	11/01/29	$ 5,625,125
Ardonagh Finco Ltd.(a) (B-/B3)
EUR	1,610,000	6.875	02/15/31	1,950,102
Ardonagh Group Finance Ltd.(a)(b) (CCC/Caa2)
	$10,765,000	8.875	02/15/32	11,188,711
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance(a)(b) (B/B2)
	2,684,000	7.125	05/15/31	2,778,128
Broadstreet Partners Group LLC(a)(b) (CCC+/Caa2)
	3,424,000	5.875	04/15/29	3,419,720
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(a)(b) (B/B2)
	595,000	7.250	02/15/31	613,011
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(a)(b) (CCC+/Caa1)
	6,835,000	8.125	02/15/32	7,047,842
HUB International Ltd.(a)(b) (B/Caa1)
	4,198,000	7.375	01/31/32	4,405,339
Nassau Cos., of New York(a)(b) (BB-/NR)
	6,927,000	7.875	07/15/30	6,614,731
Panther Escrow Issuer LLC(a)(b) (B/B2)
	22,190,000	7.125	06/01/31	23,000,601
USI, Inc.(a)(b) (CCC+/Caa1)
	7,308,000	7.500	01/15/32	7,664,996

				100,027,135

Internet – 2.2%
ANGI Group LLC(a)(b) (B/B2)
	9,728,000	3.875	08/15/28	8,991,785
Arches Buyer, Inc.(a)(b) (CCC+/Caa1)
	7,222,000	6.125	12/01/28	7,046,578
Cogent Communications Group LLC/Cogent Finance, Inc.(a)(b)(c) (BB-/Ba2)
	2,210,000	6.500	07/01/32	2,069,400
Gen Digital, Inc.(a)(b) (BB-/B1)
	9,095,000	6.250	04/01/33	9,370,760
Match Group Holdings II LLC(a)(b) (BB/Ba2)
	3,069,000	5.000	12/15/27	3,069,061
	2,248,000	4.625	06/01/28	2,226,824
	4,149,000	5.625	02/15/29	4,162,194
	2,375,000	4.125	08/01/30	2,249,458
Meta Platforms, Inc.(a) (AA-/Aa3)
	7,615,000	5.625	11/15/55	7,321,213
Rakuten Group, Inc.(a)(b)(e) (B/NR) (5 yr. CMT + 4.250%)
	1,980,000	8.125	12/15/29	2,040,311
Snap, Inc.(a)(b) (B+/B1)
	1,025,000	6.875	03/01/33	1,063,243
	5,105,000	6.875	03/15/34	5,259,324
United Group BV(a)(e) (B/B2) (3 mo. EUR EURIBOR + 4.250%)
EUR	674,000	6.314	02/15/31	797,035

				55,667,186

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Investment Companies(a)(b) – 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (BB-/B1)
	$12,423,000	10.000%	11/15/29	$ 12,416,913

Iron/Steel – 0.5%
Cleveland-Cliffs, Inc.(a)(b) (B+/Ba3)
	2,685,000	6.750	04/15/30	2,764,046
	2,576,000	7.000	03/15/32	2,640,220
Cleveland-Cliffs, Inc.(a)(b) (NR/Ba3)
	1,315,000	6.875	11/01/29	1,361,170
	1,131,000	7.625	01/15/34	1,184,146
Mineral Resources Ltd.(a)(b) (NR/Ba3)
	5,446,000	8.000	11/01/27	5,559,494

				13,509,076

Leisure Time – 2.2%
Carnival Corp.(a)(b) (BB+/Ba3)
	4,060,000	5.750	03/15/30	4,179,324
	2,285,000	6.125	02/15/33	2,358,874
Deuce Finco PLC(a)(b)(c) (NR/B2)
GBP	2,076,000	7.000	11/20/31	2,832,345
Lindblad Expeditions LLC(a)(b) (B/B3)
	$1,435,000	7.000	09/15/30	1,496,045
MajorDrive Holdings IV LLC(a)(b)(c) (CCC-/Caa2)
	12,142,000	6.375	06/01/29	8,771,502
NCL Corp. Ltd.(a)(b) (B+/B3)
	2,526,000	5.875	01/15/31	2,517,285
	1,905,000	6.750	02/01/32	1,951,253
	517,000	6.250	09/15/33	516,876
Pinnacle Bidco PLC(a)(b) (NR/B3)
GBP	2,783,000	10.000	10/11/28	3,949,567
Royal Caribbean Cruises Ltd.(a)(b) (BBB-/Baa3)
	$4,553,000	5.375	07/15/27	4,588,923
	1,175,000	5.625	09/30/31	1,201,426
	850,000	6.250	03/15/32	879,648
Sabre GLBL, Inc.(a)(b) (B-/B3)
	238,000	10.750	11/15/29	202,291
	5,822,000	11.125	07/15/30	4,892,168
Sabre GLBL, Inc.(a)(b) (NR/B3)
	302,000	10.750	03/15/30	248,229
Viking Cruises Ltd.(a)(b) (BB/Ba3)
	7,370,000	7.000	02/15/29	7,388,425
	3,955,000	5.875	10/15/33	4,021,405
VOC Escrow Ltd.(a)(b) (BB+/Baa3)
	3,293,000	5.000	02/15/28	3,292,144

				55,287,730

Lodging – 1.8%
Genting New York LLC/GENNY Capital, Inc.(a)(b) (BB+/NR)
	5,580,000	7.250	10/01/29	5,724,522
Hilton Domestic Operating Co., Inc.(a)(b) (BB+/Ba2)
	2,686,000	5.875	04/01/29	2,746,972
	2,540,000	3.625	02/15/32	2,357,577
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)(b) (B/B2)
	7,050,000	5.000	06/01/29	6,851,190

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging – (continued)
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)(b) (B/B2) – (continued)
$2,797,000	4.875%		07/01/31	$ 2,611,755
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)(b) (BB/Ba2)
3,100,000	6.625		01/15/32	3,179,577
Marriott Ownership Resorts, Inc.(a)(c) (B/B2)
3,169,000	4.750		01/15/28	3,122,638
Melco Resorts Finance Ltd.(a)(b) (BB-/Ba3)
2,190,000	7.625		04/17/32	2,299,500
MGM Resorts International(a) (BB-/B1)
4,481,000	4.750		10/15/28	4,468,812
3,175,000	6.125		09/15/29	3,263,582
Travel & Leisure Co.(a) (BB-/Ba3)
2,652,000	6.000		04/01/27	2,691,886
2,890,000	4.500	(b)	12/01/29	2,829,252
3,637,000	4.625	(b)	03/01/30	3,546,875

				45,694,138

Machinery - Construction & Mining(a)(b) – 0.4%
Terex Corp. (BB/Ba3)
3,260,000	6.250		10/15/32	3,346,684
Vertiv Group Corp. (BB+/Ba1)
5,561,000	4.125		11/15/28	5,491,376

				8,838,060

Machinery-Diversified(a)(b) – 0.5%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (B-/B3)
4,904,000	9.000		02/15/29	5,140,569
Mueller Water Products, Inc. (BB+/Ba1)
3,113,000	4.000		06/15/29	3,027,455
SPX FLOW, Inc. (B-/Caa1)
3,215,000	8.750		04/01/30	3,316,883

				11,484,907

Media – 5.6%
AMC Networks, Inc.(a)(b) (BB-/B2)
3,239,000	10.250		01/15/29	3,393,889
Cable One, Inc.(a)(b)(c) (B/B3)
160,000	4.000		11/15/30	123,405
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b) (BB-/B1)
815,000	4.750		03/01/30	779,653
6,416,000	4.500		08/15/30	6,044,514
14,339,000	4.250		02/01/31	13,176,967
6,197,000	4.750		02/01/32	5,663,438
Charter Communications Operating LLC/Charter Communications Operating Capital(a) (BBB-/Ba1)
410,000	6.384		10/23/35	422,890
CSC Holdings LLC(a)(b) (CCC-/Ca)
13,265,000	5.750		01/15/30	4,868,255
CSC Holdings LLC(a)(b) (CCC+/Caa1)
4,340,000	6.500		02/01/29	2,867,395
3,400,000	3.375	(c)	02/15/31	2,058,462
7,062,000	4.500	(c)	11/15/31	4,297,298
Directv Financing LLC (B+/B1)
4,205,000	8.875		02/01/30	4,257,226

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)(b) (B+/B1)
$2,970,000	5.875%		08/15/27	$ 2,986,513
DISH DBS Corp.(c) (CCC-/Caa3)
7,884,000	5.125		06/01/29	7,005,880
DISH DBS Corp.(a)(b) (CCC+/Caa1)
5,776,000	5.250		12/01/26	5,612,712
784,000	5.750		12/01/28	767,105
DISH Network Corp.(a)(b) (B/Caa1)
5,270,000	11.750		11/15/27	5,484,015
Gray Media, Inc.(a)(b) (B+/Ba3)
3,069,000	10.500		07/15/29	3,303,594
1,291,000	7.250		08/15/33	1,319,867
Gray Media, Inc.(a)(b) (CCC/Caa1)
3,230,000	4.750		10/15/30	2,503,444
iHeartCommunications, Inc.(a)(b)(c) (CCC-/Caa3)
4,921,000	10.875		05/01/30	4,243,920
iHeartCommunications, Inc.(a)(b) (CCC+/Caa1)
456,466	9.125	(c)	05/01/29	439,705
1,599,200	7.000		01/15/31	1,310,864
McGraw-Hill Education, Inc.(a)(b) (B-/Caa1)
5,583,000	8.000		08/01/29	5,642,515
Nexstar Media, Inc.(a)(b) (BB+/B2)
3,039,000	5.625		07/15/27	3,043,437
Sinclair Television Group, Inc.(a)(b) (B+/B2)
3,658,000	8.125		02/15/33	3,825,024
Sirius XM Radio LLC(a)(b) (BB+/Ba3)
5,176,000	3.125		09/01/26	5,127,811
8,174,000	5.000		08/01/27	8,185,280
3,555,000	4.000		07/15/28	3,473,768
Time Warner Cable LLC (BBB-/Ba1)
5,320,000	6.550		05/01/37	5,426,772
6,320,000	7.300		07/01/38	6,777,821
3,340,000	6.750		06/15/39	3,377,842
7,166,000	5.875	(a)	11/15/40	6,634,928
Univision Communications, Inc.(a)(b) (B+/B2)
2,655,000	9.375		08/01/32	2,855,267
Virgin Media Secured Finance PLC(a)(b) (B+/Ba3)
2,380,000	5.500		05/15/29	2,345,347
Virgin Media Vendor Financing Notes IV DAC(a)(b) (B-/B2)
2,050,000	5.000		07/15/28	2,010,251

				141,657,074

Metal Fabricate & Hardware(a)(b) – 0.2%
Roller Bearing Co. of America, Inc. (BB/Ba3)
5,339,000	4.375		10/15/29	5,264,361

Mining(a)(b) – 0.3%
Alcoa Nederland Holding BV (BB/Ba1)
1,420,000	7.125		03/15/31	1,507,429
Fortescue Treasury Pty. Ltd. (BB+/Ba1)
1,541,000	5.875		04/15/30	1,585,211
Novelis Corp. (BB/B1)
4,907,000	4.750		01/30/30	4,742,763

				7,835,403

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing – 0.4%
Amsted Industries, Inc.(a)(b) (BB/Ba3)
$2,161,000	4.625%	05/15/30	$ 2,124,004
680,000	6.375	03/15/33	700,400
Axon Enterprise, Inc.(a)(b) (BB+/Ba3)
1,640,000	6.125	03/15/30	1,698,499
1,695,000	6.250	03/15/33	1,762,240
Hillenbrand, Inc.(a)(c) (BB/Ba1)
4,829,000	3.750	03/01/31	4,833,153

			11,118,296

Oil Field Services – 6.0%
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b) (BB-/B1)
2,879,000	6.250	04/01/28	2,892,099
5,580,000	6.625	09/01/32	5,747,623
BKV Upstream Midstream LLC(a)(b) (B-/B3)
2,100,000	7.500	10/15/30	2,130,051
California Resources Corp.(b) (BB-/B1)
1,800,000	7.000	01/15/34	1,776,546
Chord Energy Corp.(a)(b) (BB/Ba2)
6,968,000	6.000	10/01/30	7,038,586
2,405,000	6.750	03/15/33	2,487,131
Civitas Resources, Inc.(a)(b) (BB-/B1)
6,951,000	5.000	10/15/26	6,948,915
1,436,000	8.375	07/01/28	1,480,976
1,595,000	9.625	06/15/33	1,719,410
CNX Resources Corp.(a)(b) (BB/B1)
3,225,000	7.375	01/15/31	3,338,843
2,105,000	7.250	03/01/32	2,199,767
DBR Land Holdings LLC(a)(b) (BB-/B1)
14,202,000	6.250	12/01/30	14,508,195
Kodiak Gas Services LLC(a)(b) (BB-/B1)
2,255,000	6.500	10/01/33	2,301,814
1,149,000	6.750	10/01/35	1,181,241
Kraken Oil & Gas Partners LLC(a)(b) (B+/B3)
3,240,000	7.625	08/15/29	3,205,008
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(a)(b) (BB-/Ba3)
2,938,000	6.875	12/01/32	3,021,498
Matador Resources Co.(a)(b) (BB-/B1)
3,638,000	6.875	04/15/28	3,715,562
1,155,000	6.500	04/15/32	1,169,611
1,289,000	6.250	04/15/33	1,288,716
Noble Finance II LLC(a)(b) (BB-/B1)
7,667,000	8.000	04/15/30	7,969,156
Northern Oil & Gas, Inc.(a)(b) (B+/B1)
5,590,000	8.750	06/15/31	5,635,223
415,000	7.875	10/15/33	403,355
Permian Resources Operating LLC(a)(b) (BB+/Ba2)
1,482,000	5.875	07/01/29	1,488,921
2,425,000	9.875	07/15/31	2,607,675
Range Resources Corp.(a)(b) (BB+/Ba2)
2,945,000	4.750	02/15/30	2,909,042
Saturn Oil & Gas, Inc.(a)(b)(c) (BB-/B2)
1,639,000	9.625	06/15/29	1,622,331

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
SESI LLC(a)(b) (B+/B2)
	$425,000	7.875%		09/30/30	$ 418,349
SM Energy Co.(a) (BB-/B1)
	970,000	6.500		07/15/28	980,166
	2,395,000	6.750	(b)	08/01/29	2,412,819
	2,700,000	7.000	(b)	08/01/32	2,656,665
Sunoco LP(a)(b)(e) (B+/Ba3) (5 yr. CMT + 4.230%)
	5,475,000	7.875		09/18/30	5,614,613
Sunoco LP(a)(b) (BB+/Ba1)
	2,120,000	7.000		05/01/29	2,210,482
	1,620,000	7.250		05/01/32	1,711,174
Sunoco LP/Sunoco Finance Corp.(a) (BB+/Ba1)
	3,240,000	7.000	(b)	09/15/28	3,342,254
	4,900,000	4.500		04/30/30	4,785,781
Tidewater, Inc.(a)(b) (BB-/B3)
	8,497,000	9.125		07/15/30	9,118,895
Transocean International Ltd.(a)(b) (B/B1)
	3,734,250	8.750		02/15/30	3,898,258
Transocean International Ltd.(a)(b) (B-/B3)
	1,200,000	7.875		10/15/32	1,249,272
Transocean Titan Financing Ltd.(a)(b) (B/B1)
	372,381	8.375		02/01/28	380,365
USA Compression Partners LP/USA Compression Finance Corp.(a)(b) (B+/B1)
	1,715,000	7.125		03/15/29	1,776,071
	1,620,000	6.250		10/01/33	1,637,528
WBI Operating LLC(a)(b) (BB-/B1)
	4,958,000	6.250		10/15/30	4,992,061
	6,786,000	6.500		10/15/33	6,761,095
Weatherford International Ltd.(a)(b) (BB/Ba3)
	2,280,000	6.750		10/15/33	2,334,378
Western Midstream Operating LP(a)(b) (BBB-/Baa3)
	2,600,000	7.250		04/01/30	2,773,576
Wildfire Intermediate Holdings LLC(a)(b) (B+/B3)
	1,755,000	7.500		10/15/29	1,777,675

					151,618,772

Packaging – 1.3%
Ardagh Group SA(a)(b)(d) (CCC/Caa2)
	2,179,000	12.000		12/01/30	1,992,739
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a) (CCC+/Caa2)
EUR	3,670,000	3.000		09/01/29	4,099,578
Ball Corp.(a) (BB+/Ba1)
	$4,251,000	6.000		06/15/29	4,374,364
	3,240,000	2.875		08/15/30	2,991,881
Clydesdale Acquisition Holdings, Inc.(a)(b) (B+/B2)
	2,550,000	6.750		04/15/32	2,625,174
Efesto Bidco SpA Efesto U.S. LLC(a)(b) (B-/B3)
	3,088,000	7.500		02/15/32	3,124,593
Mauser Packaging Solutions Holding Co.(a)(b) (B/B2)
	6,466,000	7.875		04/15/30	6,439,748
Sealed Air Corp.(a)(b) (BB+/Ba2)
	1,285,000	6.500		07/15/32	1,331,903

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging – (continued)
Sealed Air Corp./Sealed Air Corp. U.S.(a)(b) (BB+/Ba2)
$2,505,000	7.250%		02/15/31	$ 2,607,930
TriMas Corp.(a)(b) (BB-/Ba3)
3,170,000	4.125		04/15/29	3,086,280

				32,674,190

Pharmaceuticals – 2.0%
1261229 BC Ltd.(a)(b)(c) (B/Caa1)
10,324,080	10.000		04/15/32	10,752,839
AdaptHealth LLC(a)(b) (BB-/B1)
2,882,000	6.125		08/01/28	2,902,347
Amneal Pharmaceuticals LLC(a)(b) (B+/B1)
902,000	6.875		08/01/32	953,450
Bausch Health Americas, Inc.(a)(b)(c) (CCC+/Ca)
1,353,000	8.500		01/31/27	1,340,201
Bausch Health Cos., Inc.(b)(c) (B-/Caa1)
579,000	4.875	(a)	06/01/28	518,408
1,269,000	11.000		09/30/28	1,316,143
Bausch Health Cos., Inc.(a)(b) (CCC+/Ca)
2,365,000	5.000		01/30/28	2,073,963
1,873,000	6.250		02/15/29	1,488,005
Grifols SA(a)(b)(c) (B/Caa1)
4,248,000	4.750		10/15/28	4,195,665
Jazz Securities DAC(a)(b) (BB/Ba1)
4,826,000	4.375		01/15/29	4,761,138
Opal Bidco SAS(a)(b) (B+/B1)
6,525,000	6.500		03/31/32	6,683,557
Organon & Co./Organon Foreign Debt Co-Issuer BV(a)(b) (BB-/B2)
2,899,000	5.125		04/30/31	2,402,401
Perrigo Finance Unlimited Co.(a) (B+/B1)
7,731,000	4.900		06/15/30	7,466,368
Prestige Brands, Inc.(a)(b) (BB/Ba3)
2,229,000	3.750		04/01/31	2,080,950
Teva Pharmaceutical Finance Netherlands III BV (BB+/Ba1)
871,000	3.150		10/01/26	860,226
Teva Pharmaceutical Finance Netherlands IV BV(a) (BB+/Ba1)
2,130,000	5.750		12/01/30	2,209,875

				52,005,536

Pipelines – 5.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b) (BB+/Ba2)
4,359,000	6.625		02/01/32	4,520,501
1,959,000	5.750		10/15/33	1,970,421
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b) (B+/B2)
1,395,000	7.000		07/15/29	1,455,111
1,405,000	7.250		07/15/32	1,489,581
CNX Midstream Partners LP(a)(b) (BB/B1)
3,831,000	4.750		04/15/30	3,710,323
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)(b) (BB-/B2)
8,213,000	7.375		06/30/33	8,382,188

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Excelerate Energy LP(a)(b) (BB+/NR)
$972,000	8.000%		05/15/30	$ 1,026,500
Genesis Energy LP/Genesis Energy Finance Corp.(a) (B/B3)
1,625,000	8.875		04/15/30	1,705,633
4,247,000	8.000		05/15/33	4,408,089
Global Partners LP/GLP Finance Corp.(a) (B+/B1)
1,533,000	6.875		01/15/29	1,551,059
1,560,000	8.250	(b)	01/15/32	1,641,775
Hess Midstream Operations LP(a)(b) (BBB-/Ba1)
3,035,000	5.875		03/01/28	3,091,724
1,245,000	6.500		06/01/29	1,288,563
892,000	5.500		10/15/30	901,643
Howard Midstream Energy Partners LLC(a)(b) (BB-/B1)
4,990,000	7.375		07/15/32	5,265,997
2,955,000	6.625		01/15/34	3,023,379
Kinetik Holdings LP(a)(b) (BB+/Ba1)
5,040,000	6.625		12/15/28	5,189,083
3,795,000	5.875		06/15/30	3,827,409
NFE Financing LLC(a)(b)(g) (D/Ca)
5,730,369	12.000		11/15/29	1,655,618
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)(b) (B+/B2)
4,631,000	8.125		02/15/29	4,808,043
NuStar Logistics LP(a) (NR/Ba1)
4,656,000	5.625		04/28/27	4,705,260
Prairie Acquiror LP(a)(b) (B-/B3)
6,576,000	9.000		08/01/29	6,840,618
Rockies Express Pipeline LLC(a)(b) (BB/Ba2)
2,418,000	6.750		03/15/33	2,551,619
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b) (B+/B1)
2,684,000	7.375		02/15/29	2,773,726
4,920,000	6.000		09/01/31	4,884,920
1,090,000	6.750		03/15/34	1,089,488
TransMontaigne Partners LLC(a)(b) (CCC+/Caa1)
7,250,000	8.500		06/15/30	7,322,572
Venture Global Calcasieu Pass LLC(a)(b) (BBB-/Ba1)
14,878,000	4.125		08/15/31	13,536,897
5,214,000	3.875		11/01/33	4,475,489
Venture Global LNG, Inc.(a)(b)(e) (B-/B3) (5 yr. CMT + 5.440%)
6,192,000	9.000		09/30/29	4,892,795
Venture Global LNG, Inc.(a)(b) (BB/B1)
5,139,000	9.875		02/01/32	5,308,176
Venture Global Plaquemines LNG LLC(a)(b) (BB+/Ba2)
4,526,000	6.125		12/15/30	4,608,056
10,635,000	6.500		01/15/34	10,887,156

				134,789,412

Real Estate – 0.6%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.(a)(b)(c) (CCC+/Caa2)
6,139,000	5.750		01/15/29	5,958,145
Cushman & Wakefield U.S. Borrower LLC(a)(b) (BB-/Ba3)
2,548,000	6.750		05/15/28	2,561,530
1,240,000	8.875		09/01/31	1,322,038

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate – (continued)
Kennedy-Wilson, Inc.(a) (B/B2)
$3,025,000	4.750%	03/01/29	$ 2,933,978
3,876,000	4.750	02/01/30	3,668,014

			16,443,705

Real Estate Investment Trust – 1.8%
Iron Mountain, Inc.(a)(b) (BB-/Ba3)
4,350,000	7.000	02/15/29	4,469,190
1,860,000	4.875	09/15/29	1,834,499
7,800,000	5.625	07/15/32	7,669,896
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)(b) (BB/Baa3)
2,000,000	7.000	07/15/31	2,120,580
MPT Operating Partnership LP/MPT Finance Corp.(a) (CCC+/Caa1)
3,420,000	3.500	03/15/31	2,486,990
RHP Hotel Properties LP/RHP Finance Corp.(a)(b) (BB/Ba3)
562,000	6.500	06/15/33	583,131
SBA Communications Corp.(a) (BB+/Ba3u)
3,760,000	3.125	02/01/29	3,593,470
Starwood Property Trust, Inc.(a)(b) (BB-/Ba3)
2,630,000	5.250	10/15/28	2,651,171
7,173,000	7.250	04/01/29	7,569,882
1,640,000	6.500	07/01/30	1,710,586
1,035,000	5.750	01/15/31	1,047,492
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(a)(b) (B/B2)
3,630,000	4.750	04/15/28	3,612,286
XHR LP(a)(b) (BB-/B1)
5,568,000	6.625	05/15/30	5,736,933

			45,086,106

Retailing – 3.9%
1011778 BC ULC/New Red Finance, Inc.(a)(b) (B+/B2)
3,050,000	4.375	01/15/28	3,029,870
4,611,000	4.000	10/15/30	4,390,917
Advance Auto Parts, Inc.(a)(b) (BB/Ba3)
1,399,000	7.000	08/01/30	1,408,457
Arko Corp.(a)(b)(c) (CCC+/B3)
6,039,000	5.125	11/15/29	5,176,752
Asbury Automotive Group, Inc.(a)(b) (BB/B1)
9,886,000	4.625	11/15/29	9,733,459
1,124,000	5.000	02/15/32	1,092,517
Carvana Co.(a)(b)(d) (BB-u/B2u) (PIK 13.000%, Cash 11.000%)
537,325	9.000	06/01/30	563,219
Cheesecake Factory, Inc. (NR/NR)
1,728,000	0.375	06/15/26	1,703,290
Cougar JV Subsidiary LLC(a)(b) (B+/B2)
4,178,000	8.000	05/15/32	4,466,616
EG Global Finance PLC(a)(b) (B/B3)
7,722,000	12.000	11/30/28	8,400,995
Group 1 Automotive, Inc.(a)(b) (BB+/Ba2)
2,443,000	4.000	08/15/28	2,396,192
695,000	6.375	01/15/30	714,745

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Ken Garff Automotive LLC(a)(b) (BB/B1)
	$5,132,000	4.875%	09/15/28	$ 5,117,374
LCM Investments Holdings II LLC(a)(b) (BB-/B2)
	9,132,000	4.875	05/01/29	8,950,182
Lithia Motors, Inc.(a)(b) (BB+/Ba2)
	1,393,000	3.875	06/01/29	1,346,669
	943,000	4.375	01/15/31	905,959
Maryland Bidco Ltd.(a)(d) (NR/NR) (PIK 10.000%, Cash 10.000%)
GBP	1,071,000	10.000	01/26/28	981,830
Michaels Cos., Inc.(a)(b) (B-/B2)
	$1,111,000	5.250	05/01/28	1,067,704
Michaels Cos., Inc.(a)(b) (CCC/Caa2)
	3,735,000	7.875	05/01/29	3,445,650
Murphy Oil USA, Inc.(a)(b) (BB+/Ba2)
	3,696,000	3.750	02/15/31	3,473,279
Nordstrom, Inc.(a) (BB+/Ba2)
	1,985,000	4.375	04/01/30	1,899,526
Penske Automotive Group, Inc.(a) (BB-/Ba3)
	3,839,000	3.750	06/15/29	3,721,258
Punch Finance PLC(a)(b) (NR/B3)
GBP	940,000	7.875	12/30/30	1,292,415
QXO Building Products, Inc.(a)(b) (BB-/Ba3)
	$2,440,000	6.750	04/30/32	2,549,458
Sonic Automotive, Inc.(a)(b) (BB-/B1)
	3,553,000	4.625	11/15/29	3,485,884
Stonegate Pub Co. Financing PLC(a)(b)(e) (NR/Caa1) (3 mo. EUR EURIBOR + 6.625%)
EUR	604,000	8.689	07/31/29	692,331
Suburban Propane Partners LP/Suburban Energy Finance Corp.(a)(b) (BB-/B1)
	$3,247,000	5.000	06/01/31	3,117,964
	9,902,000	6.500	12/15/35	9,903,881
Yum! Brands, Inc.(a) (BB/Ba3)
	4,703,000	3.625	03/15/31	4,446,545

				99,474,938

Software – 2.3%
AthenaHealth Group, Inc.(a)(b) (CCC/Caa2)
	6,169,000	6.500	02/15/30	6,171,097
Castle U.S. Holding Corp.(a)(b) (CCC-/Ca)
	2,639,000	10.000	06/30/31	387,748
Clarivate Science Holdings Corp.(a)(b) (B/Caa1)
	5,466,000	4.875	07/01/29	5,167,666
Cloud Software Group, Inc.(a)(b) (B/B1)
	4,384,000	6.500	03/31/29	4,440,904
	2,649,000	8.250	06/30/32	2,772,735
Cloud Software Group, Inc.(a)(b) (B-/Caa1)
	12,645,000	9.000	09/30/29	13,169,262
CoreWeave, Inc.(a)(b) (B/B1)
	760,000	9.250	06/01/30	706,884
	11,452,000	9.000	02/01/31	10,463,807
Elastic NV(a)(b) (BB/Ba3)
	3,670,000	4.125	07/15/29	3,549,771

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software – (continued)
Open Text Corp.(a)(b) (BB/Ba3)
	$3,315,000	3.875%		12/01/29	$ 3,146,896
ROBLOX Corp.(a)(b) (BBB-/Ba1)
	2,891,000	3.875		05/01/30	2,762,755
TeamSystem SpA(a)(b) (B-/B2)
EUR	1,075,000	3.500		02/15/28	1,260,182
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(a)(b) (B+/B1)
	$4,815,000	3.875		02/01/29	4,551,956

					58,551,663

Telecommunication Services – 3.3%
Altice France SA(a)(b) (CCC+/Caa1)
	1,557,912	9.500		11/01/29	1,602,500
	2,102,373	6.500		04/15/32	2,016,218
APLD ComputeCo LLC(a)(b) (BB-/NR)
	2,391,000	9.250		12/15/30	2,345,165
Cipher Compute LLC(a)(b) (NR/Ba3)
	935,000	7.125		11/15/30	953,728
CommScope LLC(a)(b) (B-/B3)
	1,834,000	4.750		09/01/29	1,832,661
	4,252,000	9.500	(c)	12/15/31	4,295,711
CommScope LLC(a)(b)(c) (CCC/Caa3)
	2,240,000	8.250		03/01/27	2,258,301
EchoStar Corp.(a) (B/Caa1)
	8,920,000	10.750		11/30/29	9,852,140
(PIK 6.750%, Cash 6.750%)
	9,801,039	6.750	(d)	11/30/30	10,043,125
Fibercop SpA(a)(b) (BB+/Ba1)
	2,116,000	6.000		09/30/34	2,021,182
	3,106,000	7.200		07/18/36	3,106,776
Flash Compute LLC(a)(b) (NR/Ba3)
	3,780,000	7.250		12/31/30	3,746,698
Frontier Communications Holdings LLC(a)(b) (B/B2)
	7,184,000	5.875		10/15/27	7,194,058
Frontier Communications Holdings LLC(a)(b) (CCC+/Caa1)
	5,250,000	6.000		01/15/30	5,342,190
Iliad Holding SAS(a)(b) (B+/B2)
	3,070,000	7.000		04/15/32	3,165,323
Level 3 Financing, Inc.(a)(b) (B+/B1)
	3,680,000	6.875		06/30/33	3,766,112
	4,315,000	7.000		03/31/34	4,445,442
Nokia of America Corp.(c) (NR/WR)
	5,755,000	6.450		03/15/29	5,719,894
Sable International Finance Ltd.(a)(b) (BB-/Ba3)
	1,795,000	7.125		10/15/32	1,819,681
Vodafone Group PLC(a)(e) (BB+/Ba1) (5 yr. USD Swap + 4.873%)
	4,717,000	7.000		04/04/79	4,988,841
Windstream Services LLC(a)(b) (B/B2)
	2,510,000	7.500		10/15/33	2,572,449

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Windstream Services LLC/Windstream Escrow Finance Corp.(a)(b) (NR/B2)
$1,530,000	8.250%	10/01/31	$ 1,605,857

			84,694,052

Transportation(a)(b) – 0.4%
Beacon Mobility Corp. (B/B1)
2,270,000	7.250	08/01/30	2,373,512
Rand Parent LLC (BB-/Ba1)
6,947,000	8.500	02/15/30	7,242,386

			9,615,898

TOTAL CORPORATE OBLIGATIONS (Cost $2,190,898,196)			$2,212,969,271

Bank Loans(h) –3.6%
Aerospace & Defense – 0.2%
Kaman Corp. (B/B2)(3 mo. USD Term SOFR + 2.500%)
$4,033,425	6.167–
	6.322%	02/26/32	$ 4,046,978
Kaman Corp. (NR/B2)(3 mo. USD Term SOFR + 2.500%)
36,438	6.427	02/26/32	35,500

			4,082,478

Automotive – 0.0%
First Brands Group LLC (NR/WR)
129,501	0.000	03/30/27	263

Banks – 0.1%
Nouryon Finance BV (B+/B2)(3 mo. USD Term SOFR + 3.250%)
3,162,793	7.036	04/03/28	3,160,168

Building & Construction – 0.7%
AAL Delaware Holdco, Inc. (B/B2)(1 mo. USD Term SOFR + 2.750%)
5,385,736	6.466	07/30/31	5,407,225
KKR Apple Bidco LLC (B/B2)(1 mo. USD Term SOFR + 2.500%)
3,227,351	6.216	09/23/31	3,243,036
Tecta America Corp. (NR/B2)(1 mo. USD Term SOFR + 3.000%)
5,511,188	6.716	02/18/32	5,527,391
TRC Cos. LLC (B/B3)(1 mo. USD Term SOFR + 3.000%)
$3,140,271	6.716	12/08/28	3,147,148

			17,324,800

Capital Goods - Others – 0.1%
Titan Acquisition Ltd. (B-/B3)((1 mo. USD Term SOFR + 3.750%) – (3 mo. USD Term SOFR + 3.750%))
2,905,750	7.466–
	7.590	02/15/29	2,924,318

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(h) – (continued)
Commercial Services – 0.6%
Ankura Consulting Group LLC (B-/B3)(3 mo. USD Term SOFR + 3.500%)
$5,865,792	7.365%	12/29/31	$ 5,721,259
Groundworks LLC (B/B3) (1 mo. USD Term SOFR + 3.000%)
4,435,379	6.732	03/14/31	4,453,875
Wand NewCo 3, Inc. (B/B3)(1 mo. USD Term SOFR + 2.500%)
5,041,728	6.216	01/30/31	5,044,400

			15,219,534

Consumer Cyclical Services – 0.3%
Hertz Corp. (B/Ba3) (1 mo. USD Term SOFR + 3.500%)
5,787,347	7.331	06/30/28	4,848,697
Pre-Paid Legal Services, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.750%)
3,927,911	6.966	12/15/28	3,790,434

			8,639,131

Diversified Financial Services – 0.3%
Deep Blue Operating I LLC (BB-/Ba3)(1 mo. USD Term SOFR + 2.750%)
5,275,000	6.593	10/01/32	5,287,080
NEXUS Buyer LLC (B-/B2)(1 mo. USD Term SOFR + 3.500%)
2,809,543	7.216	07/31/31	2,767,709

			8,054,789

Entertainment – 0.2%
Crown Finance U.S., Inc. (B/B3)(1 mo. USD Term SOFR + 4.500%)
5,447,625	8.343	12/02/31	5,363,187

Food & Beverages – 0.1%
Sazerac Co., Inc. (BB-/Ba3)(1 mo. USD Term SOFR + 2.500%)
3,566,063	6.500	07/09/32	3,569,521

Insurance – 0.1%
Broadstreet Partners, Inc. (B/B2)(1 mo. USD Term SOFR + 2.750%)
1,144,858	6.466	06/13/31	1,148,167

Internet – 0.2%
Plano HoldCo, Inc. (B/B2)(3 mo. USD Term SOFR + 3.500%)
3,797,183	7.172	10/02/31	3,673,775

Media - Cable – 0.1%
iHeartCommunications, Inc. (CCC+/Caa1)(1 mo. USD Term SOFR + 5.775%)
1,923,441	9.606	05/01/29	1,755,486

Media - Non Cable – 0.0%
Diamond Sports Group LLC (NR/NR)(Fixed + 15.000%)
244,378	15.000	01/02/28	84,833

Retailers – 0.1%
Harbor Freight Tools USA, Inc. (BB-/B2)(1 mo. USD Term SOFR + 2.250%)
2,336,289	5.966	06/11/31	2,311,267

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(h) – (continued)
Retailers – (continued)
Restoration Hardware, Inc. (B/B3)(1 mo. USD Term SOFR + 2.500%)
$2,573	6.331%	10/20/28	$ 2,535

			2,313,802

Technology – 0.5%
Kaseya, Inc. (CCC+/Caa2)(1 mo. USD Term SOFR + 5.000%)
4,475,000	8.716	03/18/33	4,369,658
LSF12 Crown U.S. Commercial Bidco LLC (B-/B1)(1 mo. USD Term SOFR + 3.500%)
3,424,629	7.373	12/02/31	3,442,813
Pitney Bowes, Inc. (BB/Ba2)(1 mo. USD Term SOFR + 3.750%)
5,558,726	7.422	03/19/32	5,517,036

			13,329,507

TOTAL BANK LOANS (Cost $91,097,709)			$ 90,643,759

Shares	Description	Value

Common Stocks – 0.3%
Automobile Components – 0.0%
1,229	Lear Corp.		$ 140,843

Chemicals – 0.0%
411	LyondellBasell Industries NV Class A		17,796

Commercial Services & Supplies(g)(i) – 0.0%
7,179,000	Reorganized ISA SA		—

Diversified Telecommunication Services(g) – 0.0%
4,500	Holdco		21,734

Energy Equipment & Services – 0.1%
33,272	Noble Corp. PLC		939,601
18,791	Valaris Ltd.(g)		947,067

			1,886,668

Financial Services(c)(g)(i) – 0.1%
214,008	Yeoman Capital SA		1,498,056

IT Services(g) – 0.0%
11,631	DSG TopCo, Inc.		19,389

Media*(g) – 0.1%
229,679	SES SA		3,464,248

Real Estate Investment Trusts – 0.0%
21,514	Luxco Co. Ltd.		378,895

TOTAL COMMON STOCKS (Cost $6,483,340)			$ 7,427,629

Units	Expiration Date	Value

Rights – 0.0%
Media – 0.0%
Cineworld Group PLC (NR/NR)
42,700	12/31/99	$ 800,625
(Cost $1,085,007)

Warrants(g) – 0.0%
Noble Corp. PLC (NR/NR)
4,596	02/04/28	$ 59,365
(Cost $11,490)

Shares	Description	Value

Exchange Traded Funds – 0.2%
41,233	Eaton Vance Senior Floating-Rate Trust (NR/NR)	$ 459,335
68,160	Janus Henderson B-BBB CLO ETF (NR/NR)(c)	3,251,232

TOTAL EXCHANGE TRADED FUNDS (Cost $3,745,526)		$ 3,710,567

Shares	Dividend Rate	Value

Investment Company(j) – 5.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
135,238,693	3.686%	$ 135,238,693
(Cost $135,238,693)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $2,428,559,961)		$2,450,849,909

Securities Lending Reinvestment Vehicle(j) – 2.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
55,866,947	3.686%	$ 55,866,947
(Cost $55,866,947)

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b)(k) – 0.5%
Commercial Paper – 0.5%
AutoNation, Inc.
$ 12,958,000	0.000%	01/02/26	$ 12,955,059
(Cost $12,956,560)

TOTAL SHORT- TERM INVESTMENTS (Cost $12,956,560)			$ 12,955,059

TOTAL INVESTMENTS – 98.9% (Cost $2,497,383,468)			$2,519,671,915

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			$ 29,142,714

NET ASSETS – 100.0%			$2,548,814,629

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or a portion of security is on loan.

(d)	Pay-in-kind securities.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2025.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2025.

(g)	Security is currently in default and/or non-income producing.

(h)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(j)	Represents an affiliated issuer.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At December 31, 2025, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Kaman Corp. (NR/B2), due 02/26/32	$344,845	$347,064	$1,162

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

UBS AG (London)	GBP	2,060,172	USD	2,695,747	02/04/26	$81,117

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	USD	2,609,691	GBP	1,984,349	02/04/26	$(64,973)
MS & Co. Int. PLC	USD	35,654,597	EUR	30,429,956	02/25/26	(198,359)
	USD	24,070,075	GBP	18,326,733	02/04/26	(632,157)

TOTAL						$(895,489)

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	1,000	03/20/26	$112,437,500	$(332,446)
2 Year U.S. Treasury Notes	682	03/31/26	142,394,140	(32,118)
5 Year U.S. Treasury Notes	599	03/31/26	65,473,508	(140,264)
Ultra 10-Year U.S. Treasury Notes	59	03/20/26	6,785,922	(24,818)

Total				$(529,646)

Short position contracts:
20 Year U.S. Treasury Bonds	(52)	03/20/26	(6,010,875)	(6,602)
5 Year German Euro-Bobl	(68)	03/06/26	(9,282,763)	42,240
Ultra Long U.S. Treasury Bonds	(31)	03/20/26	(3,658,000)	3,811

Total				$39,449

TOTAL FUTURES CONTRACTS				$(490,197)

SWAP CONTRACTS — At December 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 39	5.000%	1.866%	12/20/27	$90,783	$5,484,225	$3,170,872	$2,313,353
CDX.NA.HY Index 45	5.000	3.168	12/20/30	189,575	14,671,947	13,742,939	929,008

TOTAL					$20,156,172	$16,913,811	$3,242,361

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LLC	— Limited Liability Company
LP	— Limited Partnership
NR	— Not Rated
PIK	— Payment in kind
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate
SPX	— S&P 500 Index
USD	— U.S. Dollar

Abbreviations:
CDX.NA.HY Ind 39	— CDX North America High Yield Index 39
CDX.NA.HY Ind 45	— CDX North America High Yield Index 45
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – 86.2%
Aerospace & Defense – 3.8%
Air Comm Corp. LLC (B/B2) (3 mo. USD Term SOFR + 2.750%)
	$9,810,076	6.440–
		6.572%	12/11/31	$ 9,834,602
Bleriot U.S. Bidco, Inc. (B/B2) (3 mo. USD Term SOFR + 2.500%)
	8,553,050	6.172	10/31/30	8,592,223
Kaman Corp. (B/B2) (3 mo. USD Term SOFR + 2.500%)
	10,676,122	6.322–
		6.544	02/26/32	10,711,994
Kaman Corp. (NR/B2) (3 mo. USD Term SOFR + 2.500%)
	96,550	6.427	02/26/32	101,735
Propulsion (BC) Finco SARL (B/B2) (3 mo. USD Term SOFR + 2.500%)
	10,422,745	6.172	12/01/32	10,467,041
TransDigm, Inc. (BB-/Ba3)
(1 mo. USD Term SOFR + 2.500%)
	15,088,625	6.216	02/28/31	15,139,926
	1,774,994	6.216	01/19/32	1,781,579
	2,743,125	6.216	08/19/32	2,753,988

				59,383,088

Airlines – 0.2%
Vista Management Holding, Inc. (BB-/Ba3) (3 mo. USD Term SOFR + 3.750%)
	3,514,500	7.735	04/01/31	3,543,776

Auto Parts & Equipment – 1.4%
BBB Industries LLC (CCC/Caa1) (3 mo. USD Term SOFR + 5.250%)
	1,492,308	9.190	07/25/29	1,259,940
Clarios Global LP (BB-/B2)
(1 mo. EUR EURIBOR + 3.000%)
EUR	4,125,000	4.901	07/16/31	4,884,058
(1 mo. USD Term SOFR + 2.500%)
	$5,283,259	6.216	05/06/30	5,283,946
(1 mo. USD Term SOFR + 2.750%)
	3,316,687	6.466	01/28/32	3,329,125
Mavis Tire Express Services Corp. (B-/B2) (1 mo. USD Term SOFR + 3.000%)
	6,586,856	6.716	05/04/28	6,607,934

				21,365,003

Automotive – 0.0%
First Brands Group LLC (NR/NR)
(1 mo. USD Term SOFR + 1.550%)
	1,113,023	5.393	06/29/26	200,344
(3 mo. USD Term SOFR + 0.000%)
	2,543,452	10.976	06/29/26	29,250
First Brands Group LLC(b) (NR/WR)
	6,855,298	0.000	03/30/27	13,916
	5,293,839	0.000	03/30/28	6,406

				249,916

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Automotive - Distributors – 0.7%
Bombardier Recreational Products, Inc. (BB/Ba1)
(1 mo. USD Term SOFR + 2.250%)
	$723,187	5.966%	12/13/29	$ 725,899
	1,246,875	5.966	01/22/31	1,250,366
DexKo Global, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.750%)
	2,000,144	7.581	10/04/28	1,982,223
SRAM LLC (BB-/B1)((1 mo. USD Term SOFR + 2.250%) – (6 mo. USD Term SOFR + 2.250%))
	6,848,418	5.948–
		5.966	02/27/32	6,848,418

				10,806,906

Banks – 0.4%
Nouryon Finance BV (B+/B2) (6 mo. USD Term SOFR + 3.250%)
	6,247,417	7.036	04/03/28	6,242,231

Building & Construction – 5.2%
AAL Delaware Holdco, Inc. (B/B2) (1 mo. USD Term SOFR + 2.750%)
	11,335,615	6.466	07/30/31	11,380,844
Brown Group Holding LLC (B+/B2)
(1 mo. USD Term SOFR + 2.500%)
	10,819,532	6.216	07/01/31	10,868,761
((1 mo. USD Term SOFR + 2.750%) – (3 mo. USD Term SOFR + 2.750%))
	3,117,682	6.466–6.590	07/01/31	3,131,649
Construction Partners, Inc. (BB-/B1) (1 mo. USD Term SOFR + 2.500%)
	3,712,500	6.216	11/03/31	3,735,703
Cube Industrials Buyer, Inc. (B/B3) (3 mo. USD Term SOFR + 3.000%)
	8,039,351	6.912	10/17/31	8,086,221
DG Investment Intermediate Holdings 2, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.750%)
	5,033,911	7.466	07/09/32	5,033,911
Holding Socotec (B/B2)
(3 mo. EUR EURIBOR + 3.500%)
EUR	1,525,000	5.519	06/02/31	1,807,575
(3 mo. USD Term SOFR + 3.250%)
	$6,790,500	6.910	06/02/31	6,821,601
KKR Apple Bidco LLC (B/B2) (1 mo. USD Term SOFR + 2.500%)
	11,804,349	6.216	09/23/31	11,861,718
Tecta America Corp. (NR/B2) (1 mo. USD Term SOFR + 0.000%)
	8,525,397	6.466	02/18/32	8,549,950
TRC Cos. LLC (B/B3) (1 mo. USD Term SOFR + 3.000%)
	10,502,017	6.716	12/08/28	10,525,016

				81,802,949

Building Materials – 3.6%
Associated Materials, Inc. (B/B3) (1 mo. USD Term SOFR + 6.000%)
	4,443,989	9.716	03/08/29	3,927,375

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Building Materials – (continued)
Chamberlain Group, Inc. (B/B3) (1 mo. USD Term SOFR + 2.750%)
	$9,976,557	6.466%	09/08/32	$ 9,991,123
Cornerstone Building Brands, Inc. (B-/Caa1) (1 mo. USD Term SOFR + 3.250%)
	1,949,334	7.100	04/12/28	1,519,506
CP Atlas Buyer, Inc. (CCC+/B2) (1 mo. USD Term SOFR + 5.250%)
	2,094,750	8.966	07/08/30	2,021,434
Icebox Holdco III, Inc. (B-/B2) (3 mo. USD Term SOFR + 3.250%)
	7,548,699	6.922	12/22/31	7,605,314
Icebox Holdco III, Inc. (CCC/Caa2) (3 mo. USD Term SOFR + 6.500%)
	1,525,000	10.172	12/22/32	1,545,969
LBM Acquisition LLC (B-/B3)
(1 mo. USD Term SOFR + 3.750%)
	6,504,980	7.584	06/06/31	6,090,938
(1 mo. USD Term SOFR + 5.000%)
	1,670,812	8.734	06/06/31	1,667,471
MI Windows & Doors LLC (BB-/B2) (1 mo. USD Term SOFR + 2.750%)
	1,762,173	6.466	03/28/31	1,761,626
MSOF Beacon LLC(b) (NR/NR)
	1,750,000	0.000	12/09/32	1,756,563
Quikrete Holdings, Inc. (BB/Ba3)
(1 mo. USD Term SOFR + 2.250%)
	8,924,397	5.966	04/14/31	8,947,154
	3,305,789	5.966	02/10/32	3,315,243
Smyrna Ready Mix Concrete LLC (B+/B1) (1 mo. USD Term SOFR + 3.000%)
	3,491,206	6.716	04/02/29	3,508,662
Vector WP Holdco, Inc. (B/B3) (1 mo. USD Term SOFR + 5.000%)
	3,909,897	8.831	10/12/28	3,680,191

				57,338,569

Capital Goods - Others – 2.8%
AI Aqua Merger Sub, Inc. (B/B3) ((1 mo. USD Term SOFR + 3.000%) – (3 mo. USD Term SOFR + 3.000%))
	11,655,835	6.854–
		6.873	07/31/28	11,677,165
Avis Budget Car Rental LLC (BB/Ba1) (1 mo. USD Term SOFR + 2.500%)
	5,883,188	6.216	07/16/32	5,848,889
Engineered Machinery Holdings, Inc. (B-/B1)
(3 mo. EUR EURIBOR + 3.500%)
EUR	3,282,257	5.519	11/26/32	3,877,791
(3 mo. USD Term SOFR + 3.250%)
	$5,084,953	6.922	11/26/32	5,112,920
Engineered Machinery Holdings, Inc. (CCC+/Caa1) (3 mo. USD Term SOFR + 6.000%)
	500,000	9.934	05/21/29	501,250
Nvent Electric PLC (B/B2)(1 mo. USD Term SOFR + 3.000%)
	7,630,875	6.843	01/30/32	7,676,202

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Capital Goods - Others – (continued)
Team Health Holdings, Inc. (B-/Caa1) (3 mo. USD Term SOFR + 4.500%)
	$2,860,625	8.340%	06/30/28	$ 2,867,777
Titan Acquisition Ltd. (B-/B3) ((1 mo. USD Term SOFR + 3.750%) – (3 mo. USD Term SOFR + 3.750%))
	4,513,729	7.466–
		7.590	02/15/29	4,542,572
Verisure Holding AB (BB+/Ba1) (3 mo. EUR EURIBOR + 2.250%)
EUR	2,056,250	4.300	11/03/32	2,429,675

				44,534,241

Chemicals – 3.6%
Albaugh LLC (BB/Ba3) (1 mo. USD Term SOFR + 3.750%)
	$2,304,739	7.466	04/06/29	2,254,795
Aruba Investments Holdings LLC(b) (CCC+/B3)
	1,396,354	0.000	11/24/27	1,272,428
Berlin Packaging LLC (B-/B2) ((1 mo. USD Term SOFR + 3.250%) – (3 mo. USD Term SOFR + 3.250%))
	4,477,500	6.922–
		7.235	06/07/31	4,486,187
Consolidated Energy Finance SA (CCC+/B3) (3 mo. USD Term SOFR + 4.500%)
	3,017,322	9.557	11/15/30	2,457,850
Discovery Purchaser Corp. (B-/B3) (3 mo. USD Term SOFR + 3.750%)
	4,931,019	7.607	10/04/29	4,730,277
Illuminate Buyer LLC (B+/B2) (1 mo. USD Term SOFR + 2.500%)
	12,027,117	6.216	12/31/29	12,031,447
INEOS Quattro Holdings U.K. Ltd. (BB-/B3) (1 mo. USD Term SOFR + 4.250%)
	2,486,136	7.966	10/07/31	1,647,065
Ineos U.S. Finance LLC (BB-/B2) (1 mo. USD Term SOFR + 3.000%)
	3,959,900	6.716	02/07/31	3,162,970
Innophos, Inc. (B+/B2) (1 mo. USD Term SOFR + 4.250%)
	2,812,697	8.081	03/16/29	2,742,379
Qnity Electronics, Inc. (BB+/Ba1) (6 mo. USD Term SOFR + 2.000%)
	5,125,000	5.804	11/01/32	5,144,219
SCIH Salt Holdings, Inc. (B/NR) (3 mo. USD Term SOFR + 2.750%)
	850,000	6.522	01/31/29	851,241
Trident TPI Holdings, Inc. (B-/B3)(3 mo. USD Term SOFR + 3.750%)
	2,685,975	7.422	09/15/28	2,575,179
W.R. Grace & Co.-Conn. (B-/B2) (3 mo. USD Term SOFR + 3.000%)
	5,461,313	6.689	08/19/32	5,456,179
Windsor Holdings III LLC (B+/B1) (1 mo. USD Term SOFR + 2.750%)
	7,898,819	6.466	08/01/30	7,910,193

				56,722,409

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Commercial Services – 6.2%
Allied Universal Holdco LLC (B/B3) (1 mo. USD Term SOFR + 3.250%)
$3,815,438	6.966%	08/20/32	$ 3,832,798
Ankura Consulting Group LLC (B-/B3) (3 mo. USD Term SOFR + 3.500%)
10,127,288	7.365	12/29/31	9,877,751
Anticimex International AB (NR/B3) (3 mo. USD Term SOFR + 3.400%)
4,861,105	7.310	11/16/28	4,873,257
Belron Finance 2019 LLC (BB-/Ba3) (3 mo. USD Term SOFR + 2.250%)
14,160,289	6.120	10/16/31	14,231,091
Berkeley Research Group LLC (B/B2) (3 mo. USD Term SOFR + 3.250%)
5,361,562	6.922	05/01/32	5,367,139
CoreLogic, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.500%)
2,213,442	7.331	06/02/28	2,212,645
Element Materials Technology Group U.S. Holdings, Inc. (B/B3) (3 mo. USD Term SOFR + 3.675%)
9,255,460	7.347	07/06/29	9,313,307
First Advantage Holdings LLC (B+/B1) (1 mo. USD Term SOFR + 2.750%)
1,746,319	6.466	10/31/31	1,726,201
Fleet Midco I Ltd. (B+/B2) (6 mo. USD Term SOFR + 2.500%)
4,851,884	6.542	02/21/31	4,870,079
Fugue Finance BV (B/B2) (3 mo. USD Term SOFR + 2.750%)
6,958,719	6.572	01/09/32	6,976,116
Garda World Security Corp. (B/B1) (1 mo. USD Term SOFR + 3.000%)
9,433,987	6.750	02/01/29	9,457,572
Grant Thornton Advisors LLC (B/B2) (1 mo. USD Term SOFR + 3.000%)
2,743,125	6.716	06/02/31	2,750,970
Groundworks LLC (B/B3) (1 mo. USD Term SOFR + 3.000%)
8,988,582	6.732	03/14/31	9,026,065
Highspring Holdings LLC (B-/Caa1) (3 mo. USD Term SOFR + 5.000%)
965,025	8.822	01/22/29	783,889
Prime Security Services Borrower LLC (BB/Ba3) (1 mo. USD Term SOFR + 1.750%)
1,691,479	5.585	03/07/32	1,686,083
Vestis Corp. (B+/B2) (3 mo. USD Term SOFR + 2.250%)
1,800,000	6.072	02/22/31	1,642,500
Wand NewCo 3, Inc. (B/B3) (1 mo. USD Term SOFR + 2.500%)
2,546,488	6.216	01/30/31	2,547,838
WCG Intermediate Corp. (B-/B3) (1 mo. USD Term SOFR + 3.000%)
6,766,000	6.716	02/25/32	6,775,540

			97,950,841

Consumer Cyclical Services – 3.8%
Albion Financing 3 SARL (BB-/B1) (3 mo. USD Term SOFR + 3.000%)
7,923,696	6.869	05/21/31	7,963,315

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Consumer Cyclical Services – (continued)
Asurion LLC (B/B3) (1 mo. USD Term SOFR + 5.250%)
$4,675,000	9.081%	01/20/29	$ 4,581,500
Asurion LLC (BB-/Ba3)
(1 mo. USD Term SOFR + 4.000%)
992,308	7.816	08/19/28	992,933
(1 mo. USD Term SOFR + 4.250%)
3,335,509	7.966	09/19/30	3,333,941
C&S Wholesale Grocers, Inc.(b) (B/B3)
773,063	0.000	09/20/30	753,736
Core & Main LP (BB/Ba3) (3 mo. USD Term SOFR + 2.000%)
850,021	5.690	07/27/28	851,619
Fluid-Flow Products, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.250%)
10,681,857	6.966	03/31/28	10,716,894
GSM Holdings, Inc. (B/B3) (3 mo. USD Term SOFR + 5.000%)
1,968,008	8.672	09/30/31	1,943,408
Hertz Corp. (B/Ba3) (1 mo. USD Term SOFR + 3.500%)
4,743,843	7.331	06/30/28	3,974,440
Pre-Paid Legal Services, Inc. (B-/B3) (1 mo. USD Term SOFR + 3.250%)
1,971,562	6.966	12/15/28	1,902,558
Sabre GLBL, Inc. (NR/NR) (1 mo. USD Term SOFR + 3.500%)
707,614	10.066	12/17/27	688,742
Spin Holdco, Inc.(b) (CCC/Caa3)
9,998,757	0.000	03/04/28	7,686,544
Thevelia (U.S.) LLC (B/B2) (3 mo. USD Term SOFR + 3.000%)
7,325,456	6.672	06/18/29	7,343,769
Veritiv Corp. (B+/B2) (3 mo. USD Term SOFR + 4.000%)
3,692,817	7.672	12/02/30	3,688,607
Whatabrands LLC (B/B2) (1 mo. USD Term SOFR + 2.500%)
3,523,308	6.216	08/03/28	3,531,623

			59,953,629

Consumer Products – 0.5%
MajorDrive Holdings IV LLC (CCC+/B2) (3 mo. USD Term SOFR + 4.000%)
4,847,003	7.934	06/01/28	4,386,537
Opal Bidco SAS (B+/B1) (3 mo. USD Term SOFR + 3.000%)
1,620,937	6.686	04/28/32	1,629,545
TGP Holdings III LLC(b) (B-/Caa1)
1,199,814	0.000	06/29/28	1,115,419

			7,131,501

Distributors – 0.3%
AL GCX Fund VIII Holdings LLC (BB/Ba3) (1 mo. USD Term SOFR + 2.000%)
5,054,923	5.818	01/30/32	5,048,604

Diversified Financial Services – 4.5%
Allspring Buyer LLC (BB-/Ba3) (3 mo. USD Term SOFR + 3.000%)
5,893,182	6.688	11/01/30	5,920,821
Colossus Acquireco LLC (BB+/Ba1) (3 mo. USD Term SOFR + 1.750%)
5,710,687	5.410	07/30/32	5,703,549

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Diversified Financial Services – (continued)
Deep Blue Operating I LLC (BB-/Ba3) (1 mo. USD Term SOFR + 2.750%)
	$4,100,000	6.593%	10/01/32	$ 4,109,389
DRW Holdings LLC (BB-/Ba3) (1 mo. USD Term SOFR + 3.500%)
	4,322,013	7.216	06/26/31	4,251,780
Edelman Financial Center LLC (B/B2) (1 mo. USD Term SOFR + 3.000%)
	11,666,159	6.716	04/07/28	11,716,206
Eisner Advisory Group LLC (B-/B3) (1 mo. USD Term SOFR + 4.000%)
	5,216,185	7.716	02/28/31	5,245,552
FNZ Group Services Ltd. (B-/B3) (3 mo. USD Term SOFR + 5.000%)
	2,426,662	8.901	11/05/31	1,904,930
Focus Financial Partners LLC (B/B2) (1 mo. USD Term SOFR + 2.500%)
	11,591,531	6.216	09/15/31	11,607,991
Franklin Square Holdings LP (BB/Ba1) (1 mo. USD Term SOFR + 2.250%)
	2,393,924	5.966	04/25/31	2,322,106
Jane Street Group LLC (BB/Ba1) (3 mo. USD Term SOFR + 2.000%)
	2,263,089	5.822	12/15/31	2,250,755
NEXUS Buyer LLC (B-/B2) (1 mo. USD Term SOFR + 3.500%)
	1,826,064	7.216	07/31/31	1,798,874
Orion U.S. Finco, Inc. (NR/B2) (3 mo. USD Term SOFR + 3.500%)
	3,900,000	7.427	10/08/32	3,915,834
Turbo EMEA Holdings BV (B/B2) (1 mo. EUR EURIBOR + 3.250%)
EUR	2,850,000	5.151	09/23/32	3,368,579
VFH Parent LLC (B+/B1) (1 mo. USD Term SOFR + 2.500%)
	$6,625,000	6.216	06/21/31	6,638,780

				70,755,146

Diversified Manufacturing – 2.6%
CeramTec AcquiCo GmbH (B/B1) (3 mo. EUR EURIBOR + 3.750%)
EUR	2,400,000	5.819	03/16/29	2,836,839
Chart Industries, Inc. (BB-/Ba2) (3 mo. USD Term SOFR + 2.500%)
	$6,823,268	6.476	03/15/30	6,842,919
CPM Holdings, Inc. (B-/B3) (1 mo. USD Term SOFR + 4.500%)
	6,372,628	8.343	09/28/28	6,333,691
Paint Intermediate III LLC(b) (B/B2)
	872,802	0.000	10/09/31	876,075
Pelican Products, Inc. (CCC+/Caa1) (3 mo. USD Term SOFR + 4.250%)
	7,056,000	8.184	12/29/28	6,359,220
SPX Flow, Inc. (B/B1) (1 mo. USD Term SOFR + 2.750%)
	9,588,113	6.466	04/05/29	9,607,002

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Diversified Manufacturing – (continued)
Victory Buyer LLC (B-/B2) (1 mo. USD Term SOFR + 3.750%)
	$7,732,852	7.581%	11/19/28	$ 7,760,226

				40,615,972

Electronics – 0.1%
Spectris PLC (NR/NR) (3 mo. EUR EURIBOR + 3.250%)
EUR	1,200,000	5.303	09/30/32	1,420,464

Energy – 0.4%
Delek U.S. Holdings, Inc. (BB/B2) (1 mo. USD Term SOFR + 3.500%)
	$1,834,690	7.316	11/19/29	1,833,919
Vistra Zero Operating Co. LLC (BBB-/Ba2) (1 mo. USD Term SOFR + 2.000%)
	4,825,000	5.716	04/30/31	4,768,451

				6,602,370

Energy - Exploration & Production – 0.6%
Kohler Energy Co. LLC (B/B1) (3 mo. USD Term SOFR + 3.750%)
	10,056,844	7.422	05/01/31	10,102,100

Entertainment – 1.9%
AMC Entertainment Holdings, Inc. (B/B3) (1 mo. USD Term SOFR + 7.000%)
	1,929,182	10.731	01/04/29	1,929,375
Arcis Golf LLC (B+/B2) (1 mo. USD Term SOFR + 2.750%)
	10,383,305	6.466	11/24/28	10,396,284
Cinemark USA, Inc. (BBB-/Ba1) ((1 mo. USD Term SOFR + 2.250%) – (3 mo. USD Term SOFR + 2.250%))
	869,462	5.922–
		5.966	05/24/30	869,522
Crown Finance U.S., Inc. (B/B3) (1 mo. USD Term SOFR + 4.500%)
	6,237,327	8.343	12/02/31	6,140,649
Fender Musical Instruments Corp. (B-/Caa1) (1 mo. USD Term SOFR + 4.000%)
	1,036,542	7.816	12/01/28	932,888
GBT U.S. III LLC (BB-/B1) (3 mo. USD Term SOFR + 2.500%)
	2,082,385	6.358	07/25/31	2,088,029
GVC Holdings (Gibraltar) Ltd. (BB-/Ba1) (3 mo. USD Term SOFR + 2.250%)
	3,645,945	5.922	07/31/32	3,614,553
Topgolf Callaway Brands Corp. (B/B1) (1 mo. USD Term SOFR + 3.000%)
	4,570,441	6.716	03/18/30	4,579,947

				30,551,247

Environmental – 1.2%
Luna 2.5 SARL (B+/B1) (1 mo. EUR EURIBOR + 3.500%)
EUR	5,140,449	5.411	07/01/32	6,083,827
Madison IAQ LLC (B/B1) (6 mo. USD Term SOFR + 2.500%)
	$12,344,180	6.702	06/21/28	12,397,013

				18,480,840

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Food & Beverages – 2.0%
Chef’s Warehouse Leasing Co. LLC (BB-/B1) (1 mo. USD Term SOFR + 3.000%)
	$4,757,860	6.716%	08/23/29	$ 4,777,700
Chobani LLC (B+/Ba3) (1 mo. USD Term SOFR + 2.250%)
	700,000	5.966	10/28/32	702,800
Froneri Lux Finco SARL (BB-/B1) ((3 mo. USD Term SOFR + 2.000%) – (6 mo. USD Term SOFR + 2.250%))
	7,776,480	6.204–
	6.447	09/30/31	7,767,770
Pegasus BidCo BV (B+/B1) (3 mo. USD Term SOFR + 2.750%)
	8,891,901	6.602	07/12/29	8,903,016
PFI Lower Midco LLC (B/B2) (1 mo. USD Term SOFR + 4.000%)
	1,400,000	7.873	12/01/32	1,408,750
Primo Brands Corp. (BB/Ba3) (3 mo. USD Term SOFR + 2.250%)
	1,815,829	5.922	03/31/28	1,820,223
Sazerac Co., Inc. (BB-/Ba3) (1 mo. USD Term SOFR + 2.500%)
	4,339,125	6.500	07/09/32	4,343,334
Verifone Systems, Inc. (B-/B3) (3 mo. USD Term SOFR + 5.250%)
	2,164,125	9.352	08/18/28	2,045,098

				31,768,691

Food & Drug Retailing – 0.3%
United Natural Foods, Inc. (B/B3) (1 mo. USD Term SOFR + 4.750%)
	3,971,858	8.466	05/01/31	3,988,739

Gaming(b) – 0.4%
United FP Holdings LLC (CCC+/Caa1)
	5,753,781	0.000	12/30/26	5,526,046
United FP Holdings LLC (NR/Caa1)
	553,539	0.000	12/30/26	534,166

				6,060,212

Health Care Products – 0.0%
Medline Borrower LP (BBB-/Ba1) (1 mo. USD Term SOFR + 1.750%)
	497,724	5.466	10/23/28	499,063

Health Care Services – 2.2%
Electron BidCo, Inc. (B/B2) (1 mo. USD Term SOFR + 2.500%)
	4,801,503	6.216	11/01/28	4,823,590
Global Medical Response, Inc. (B/B2) (3 mo. USD Term SOFR + 3.500%)
	5,350,000	7.384	10/01/32	5,380,334
Help At Home, Inc. (B-/B3) (1 mo. USD Term SOFR + 5.000%)
	2,790,863	8.716	09/24/31	2,438,963
Lonza Group AG (B-/B2) (3 mo. USD Term SOFR + 3.925%)
	5,062,959	7.697	07/03/28	4,419,153
Lumexa Imaging, Inc. (B+/B2) (3 mo. USD Term SOFR + 3.000%)
	4,225,000	6.705	12/13/32	4,243,505
Mehilainen Yhtiot OYJ (B/B2) (3 mo. EUR EURIBOR + 3.500%)
EUR	5,100,000	5.518	08/05/31	6,052,916

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Health Care Services – (continued)
Onex TSG Intermediate Corp. (B/B2) (3 mo. USD Term SOFR + 3.750%)
$2,150,000	7.590%	08/06/32	$ 2,160,707
Phoenix Guarantor, Inc. (B+/B1) (1 mo. USD Term SOFR + 2.500%)
4,888,248	6.216	02/21/31	4,908,535

			34,427,703

Healthcare – 0.3%
Bausch & Lomb Corp. (B/B1) (1 mo. USD Term SOFR + 4.000%)
2,679,442	7.716	09/29/28	2,679,442
LifePoint Health, Inc. (B/B2) (3 mo. USD Term SOFR + 3.750%)
2,673,726	7.655	05/19/31	2,681,105

			5,360,547

Home Construction – 0.4%
Hunter Douglas, Inc. (B/B1) (3 mo. USD Term SOFR + 3.000%)
6,820,017	6.672	01/20/32	6,845,593

Insurance – 5.4%
Acrisure LLC (B/B2)
(1 mo. USD Term SOFR + 3.000%)
14,327,190	6.716	11/06/30	14,300,398
(1 mo. USD Term SOFR + 3.250%)
1,940,250	6.966	06/21/32	1,939,435
Alliant Holdings Intermediate LLC (B/B2) (1 mo. USD Term SOFR + 2.500%)
14,342,265	6.216	09/19/31	14,370,663
AmWINS Group, Inc. (B+/B1) (1 mo. USD Term SOFR + 2.250%)
10,961,887	5.966	01/30/32	10,989,292
Broadstreet Partners, Inc. (B/B2) (1 mo. USD Term SOFR + 2.750%)
12,476,713	6.466	06/13/31	12,512,770
Howden Group Holdings Ltd. (B/B2) (1 mo. USD Term SOFR + 2.750%)
8,506,901	6.466	02/15/31	8,520,768
Hyperion Insurance Group Ltd. (B/B2) (3 mo. USD Term SOFR + 2.750%)
1,224,874	6.486	04/18/30	1,227,177
Sedgwick Claims Management Services, Inc. (B+/B2) (1 mo. USD Term SOFR + 2.500%)
5,355,745	6.216	07/31/31	5,371,384
Trucordia Insurance Holdings LLC (B/B2) (1 mo. USD Term SOFR + 3.250%)
1,820,438	6.966	06/17/32	1,806,784
Truist Insurance Holdings LLC (B/B2) (3 mo. USD Term SOFR + 2.750%)
5,707,727	6.422	05/06/31	5,710,124
USI, Inc. (B/B1) (3 mo. USD Term SOFR + 2.250%)
8,939,948	5.922	11/21/29	8,957,470

			85,706,265

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Internet – 0.9%
BEP Intermediate Holdco LLC (NR/B1) (1 mo. USD Term SOFR + 2.750%)
$3,337,818	6.466%	04/25/31	$ 3,362,852
CNT Holdings I Corp. (B/B2) (3 mo. USD Term SOFR + 2.250%)
4,483,526	6.090	11/08/32	4,492,179
Plano HoldCo, Inc. (B/B2) (3 mo. USD Term SOFR + 3.500%)
6,616,827	7.172	10/02/31	6,401,780

			14,256,811

Lodging – 1.1%
Caesars Entertainment, Inc. (BB-/Ba3) (1 mo. USD Term SOFR + 2.250%)
4,346,875	5.966	02/06/30	4,307,753
Fertitta Entertainment LLC (B/B2) (1 mo. USD Term SOFR + 3.250%)
2,726,494	6.966	01/27/29	2,725,103
Hilton Grand Vacations Borrower LLC (BB/Ba2) (1 mo. USD Term SOFR + 2.000%)
6,839,481	5.716	08/02/28	6,854,870
Travel & Leisure Co. (BB-/Ba3) (3 mo. USD Term SOFR + 2.000%)
2,830,525	5.738	12/14/29	2,833,271

			16,720,997

Machinery – 1.4%
Apex Tool Group LLC (B-/B3) (1 mo. USD Term SOFR + 7.000%)
126,759	10.716	01/07/30	123,273
Apex Tool Group LLC (CC/Ca)(c) (1 mo. USD Term SOFR + 6.000%)
1,754,037	9.716	04/08/31	350,808
Apex Tool Group LLC (CC/Caa3)(c) (1 mo. USD Term SOFR + 10.000%)
1,984,238	13.716	01/07/30	793,695
Apex Tool Group LLC (CCC/Caa2) (1 mo. USD Term SOFR + 5.250%)
3,159,499	8.966	04/08/30	2,653,979
CD&R Hydra Buyer, Inc. (B/B3) (1 mo. USD Term SOFR + 4.000%)
3,979,125	7.816	03/25/31	3,974,151
TK Elevator Midco GmbH (B/B2) (6 mo. USD Term SOFR + 2.750%)
13,480,272	6.947	04/30/30	13,556,705

			21,452,611

Machinery - Construction & Mining – 0.6%
Chromalloy Corp. (B-/B2) (3 mo. USD Term SOFR + 3.250%)
8,701,882	7.226	03/27/31	8,745,392
WEC U.S. Holdings Ltd. (B+/B1) (1 mo. USD Term SOFR + 2.000%)
1,428,482	5.873	01/27/31	1,430,367

			10,175,759

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Media – 0.5%
Altice France SA(b) (NR/NR)
$4,444,405	0.000%	05/31/31	$ 4,437,916
Cogeco Communications Finance (USA) LP (BB/B1) (1 mo. USD Term SOFR + 3.250%)
1,950,097	6.966	09/18/30	1,878,353
EOC Borrower LLC (B+/B2) (1 mo. USD Term SOFR + 3.000%)
1,990,000	6.716	03/24/32	1,998,835

			8,315,104

Media - Cable – 0.7%
Altice Financing SA (CCC+/Caa2) (3 mo. USD Term SOFR + 5.000%)
1,383,112	8.905	10/31/27	1,019,063
CSC Holdings LLC (CCC+/Caa1) (3 mo. Federal Reserve Bank Prime Loan Rate + 1.500%)
1,612,171	8.250	04/15/27	1,406,039
DirecTV Financing LLC (B+/B1) (3 mo. USD Term SOFR + 5.250%)
2,275,144	9.352	08/02/29	2,280,172
Sinclair Television Group, Inc.(b) (B-/B3)
1,845,352	0.000	12/31/30	1,669,121
Virgin Media Bristol LLC (B+/Ba3) (6 mo. USD Term SOFR + 3.175%)
5,333,080	7.052	03/31/31	5,276,709

			11,651,104

Media - Non Cable – 1.5%
CMG Media Corp. (B/B3) (3 mo. USD Term SOFR + 3.500%)
6,576,011	7.272	06/18/29	6,119,110
Diamond Sports Group LLC(b) (NR/NR)
233,107	0.000	01/02/28	80,921
NEP/NCP Holdco, Inc. (NR/WR)(c) (3 mo. USD Term SOFR + 7.000%)
3,200,000	11.084	10/19/26	2,816,000
Neptune Bidco U.S., Inc. (B/B3) (3 mo. USD Term SOFR + 5.000%)
7,497,397	9.027	04/11/29	7,405,553
Univision Communications, Inc. (B+/B2) (1 mo. USD Term SOFR + 3.250%)
1,790,698	7.081	01/31/29	1,775,029
Versant Media Group, Inc.(b) (BB/Ba2)
5,250,000	0.000	10/23/30	5,246,745

			23,443,358

Midstream – 2.9%
AL GCX Holdings LLC (B+/Ba3) (1 mo. USD Term SOFR + 2.250%)
6,050,000	5.981	12/17/32	6,053,812
AL NGPL Holdings LLC (B+/Ba3) (3 mo. USD Term SOFR + 2.250%)
7,146,021	6.186	12/09/30	7,172,819
ITT Holdings LLC (BB-/Ba2) (1 mo. USD Term SOFR + 2.475%)
1,456,563	6.191	10/11/30	1,463,845

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Midstream – (continued)
Meade Pipeline Co. LLC (BB/Ba2) (3 mo. USD Term SOFR + 2.000%)
$8,650,000	5.695%	09/22/32	$ 8,693,250
Oryx Midstream Services Permian Basin LLC (BB-/Ba3) (1 mo. USD Term SOFR + 2.250%)
11,846,369	5.977	10/05/28	11,891,978
Prairie ECI Acquiror LP (B-/B3) (1 mo. USD Term SOFR + 3.750%)
5,011,259	7.466	08/01/29	5,035,263
Whitewater Matterhorn Holdings LLC (BB/Ba3) (3 mo. USD Term SOFR + 2.250%)
6,325,000	5.983	06/16/32	6,343,722

			46,654,689

Mining – 0.7%
Arsenal AIC Parent LLC (B+/Ba3) (1 mo. USD Term SOFR + 2.750%)
4,759,615	6.466	08/19/30	4,765,565
Atkore International, Inc. (BBB-/Ba1)(c) (1 mo. USD Term SOFR + 2.000%)
1,221,937	5.716	09/29/32	1,226,520
Crosby U.S. Acquisition Corp. (B/B2) (1 mo. USD Term SOFR + 3.500%)
2,597,199	7.216	08/16/29	2,606,938
PMHC II, Inc. (CCC+/Caa1) (3 mo. USD Term SOFR + 4.250%)
5,176,921	8.327	04/23/29	2,850,205

			11,449,228

Non Captive – 0.5%
HUB International Ltd. (B+/B1) (3 mo. USD Term SOFR + 2.250%)
7,315,742	6.120	06/20/30	7,350,419

Packaging – 2.8%
Charter NEX U.S., Inc. (B/B2) (1 mo. USD Term SOFR + 2.750%)
4,898,031	6.500	11/29/30	4,904,986
Clydesdale Acquisition Holdings, Inc. (B+/B2) (1 mo. USD Term SOFR + 3.175%)
3,803,872	6.891	04/13/29	3,804,518
Clydesdale Acquisition Holdings, Inc. (NR/B2) (1 mo. USD Term SOFR + 3.250%)
4,577,256	6.966	04/01/32	4,571,123
Klockner-Pentaplast of America, Inc.(b) (NR/NR)
1,476,653	0.000	08/07/26	1,077,143
Pregis TopCo Corp. (B-/B2) (1 mo. USD Term SOFR + 4.000%)
3,647,861	7.716	02/01/29	3,675,876
Pro Mach Group, Inc. (B/B2) (1 mo. USD Term SOFR + 2.750%)
1,750,000	6.466	10/15/32	1,760,535
Proampac PG Borrower LLC (B-/B3) (3 mo. USD Term SOFR + 4.000%)
11,094,831	7.878–
	7.905	09/15/28	11,100,933
Tosca Services LLC (B/B2) (1 mo. USD Term SOFR + 5.500%)
1,395,211	9.216	11/30/28	1,410,474

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Packaging – (continued)
Tosca Services LLC (CCC/Caa2) (1 mo. USD Term SOFR + 1.500%)
$7,228,383	5.316%	11/30/28	$ 6,791,645
TricorBraun Holdings, Inc. (B-/B3) (1 mo. USD Term SOFR + 3.250%)
6,183,202	6.966	03/03/31	5,970,686

			45,067,919

Pharmaceuticals – 1.1%
Amneal Pharmaceuticals LLC (B+/B1) (1 mo. USD Term SOFR + 3.500%)
5,436,375	7.216	08/01/32	5,477,148
Bausch Health Cos., Inc. (B/Caa1) (1 mo. USD Term SOFR + 6.250%)
6,775,788	9.966	10/08/30	6,603,886
Covetrus, Inc. (CCC+/B2) (3 mo. USD Term SOFR + 5.000%)
1,534,270	8.672	10/13/29	1,370,610
Gainwell Acquisition Corp. (B-/B3) (3 mo. USD Term SOFR + 4.000%)
3,344,516	7.772	10/01/27	3,280,134

			16,731,778

Pipelines – 0.4%
Traverse Midstream Partners LLC (B+/B2) (3 mo. USD Term SOFR + 2.500%)
6,377,476	6.340	02/16/28	6,383,853

Restaurants – 0.1%
Dave & Buster’s, Inc. (B-/B3) (3 mo. USD Term SOFR + 3.250%)
2,000,000	7.125	06/29/29	1,835,620

Retailers – 2.9%
BCPE Empire Holdings, Inc. (B-/B3) (1 mo. USD Term SOFR + 3.250%)
4,474,065	6.966	12/11/30	4,420,018
Great Outdoors Group LLC (BB-/B1) (1 mo. USD Term SOFR + 3.250%)
1,836,090	6.966	01/23/32	1,845,271
Harbor Freight Tools USA, Inc. (BB-/B2) (1 mo. USD Term SOFR + 2.250%)
10,601,148	5.966	06/11/31	10,487,610
Michaels Cos., Inc. (B-/B2) (3 mo. USD Term SOFR + 4.250%)
1,939,844	8.184	04/17/28	1,871,949
Mister Car Wash Holdings, Inc. (B/B2) (1 mo. USD Term SOFR + 2.500%)
1,270,734	6.216	03/27/31	1,274,368
Peer Holding III BV (BB+/Ba1) (3 mo. USD Term SOFR + 2.500%)
6,558,750	6.172	07/01/31	6,581,968
Petco Health & Wellness Co., Inc. (B/B3) (3 mo. USD Term SOFR + 3.250%)
2,009,963	7.184	03/03/28	1,987,110
PetSmart, Inc. (BB-/B2) (1 mo. USD Term SOFR + 4.000%)
2,969,351	7.734	08/18/32	2,953,583

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Retailers – (continued)
Restoration Hardware, Inc. (B/B3) (1 mo. USD Term SOFR + 2.500%)
$3,055,740	6.331%	10/20/28	$ 3,009,903
Staples, Inc. (B-/B3) (3 mo. USD Term SOFR + 5.750%)
1,885,678	9.604	09/04/29	1,786,379
TruGreen LP (CCC/Caa3) (3 mo. USD Term SOFR + 8.500%)
2,200,000	12.602	11/02/28	2,028,136
White Cap Buyer LLC (B/B2) (1 mo. USD Term SOFR +
3.250%)
8,398,839	6.966	10/19/29	8,431,007

			46,677,302

Technology – 3.9%
Arches Buyer, Inc. (B/B1) (1 mo. USD Term SOFR + 3.250%)
2,685,864	7.066	12/06/27	2,689,570
Cloud Software Group, Inc. (B/B1) (3 mo. USD Term SOFR + 3.250%)
4,847,850	6.922	03/21/31	4,851,631
10,723,125	6.922	08/13/32	10,729,881
Kaseya, Inc. (B/B2) (1 mo. USD Term SOFR + 3.000%)
7,134,875	6.716	03/20/32	7,135,874
Kaseya, Inc. (CCC+/Caa2) (1 mo. USD Term SOFR + 5.000%)
4,500,000	8.716	03/18/33	4,394,070
LSF12 Crown U.S. Commercial Bidco LLC (B-/B1) (1 mo. USD Term SOFR + 3.500%)
7,654,602	7.373	12/02/31	7,695,248
McAfee LLC (B-/B1) (1 mo. USD Term SOFR + 3.000%)
8,332,832	6.716	03/01/29	7,663,623
Pitney Bowes, Inc. (BB/Ba2) (1 mo. USD Term SOFR + 3.750%)
7,740,779	7.422	03/19/32	7,682,723
Project Boost Purchaser LLC (B-/B3) (3 mo. USD Term SOFR + 2.750%)
8,520,907	6.608	07/16/31	8,538,630

			61,381,250

Technology - Hardware – 0.4%
Grinding Media, Inc. (B-/B3) (3 mo. USD Term SOFR + 3.500%)
7,086,005	7.335	10/12/28	7,086,005

Technology - Software – 6.0%
Ahead DB Holdings LLC (B/B1) (3 mo. USD Term SOFR + 2.500%)
5,330,355	6.172	02/03/31	5,319,428
Aspect Software, Inc.(b) (D/NR)(c)
490,000	0.000	05/05/28	2,450
Aspect Software, Inc.(b) (NR/NR)(c)
490,000	0.000	05/05/28	2,450
Avalara, Inc. (B-/B2) (3 mo. USD Term SOFR + 2.750%)
2,810,893	6.422	03/26/32	2,821,040
Camelot U.S. Acquisition LLC (BB-/B1) (1 mo. USD Term SOFR
+ 2.750%)
2,806,308	6.466	01/31/31	2,765,729
Clearwater Analytics LLC (BB-/B1) (6 mo. USD Term SOFR + 2.000%)
1,421,438	6.211	04/21/32	1,418,779

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Technology - Software – (continued)
Clover Holdings 2 LLC (B/B2) (1 mo. USD Term SOFR + 3.750%)
	$3,515,080	7.772%		12/09/31	$ 3,511,776
ConnectWise LLC (NR/B2) (3 mo. USD Term SOFR + 3.500%)
	8,476,455	7.434		09/29/28	8,312,266
Cotiviti Corp. (B/B2) (1 mo. USD Term SOFR + 2.750%)
	4,839,120	6.623		05/01/31	4,641,539
Dawn Bidco LLC(b) (B-/B3)
	2,700,000	0.000		08/20/32	2,690,361
Drake Software LLC (B-/B3) (3 mo. USD Term SOFR + 4.250%)
	3,953,236	7.922		06/26/31	3,874,171
Epicor Software Corp. (B-/B2) (1 mo. USD Term SOFR + 2.500%)
	3,751,653	6.216		05/30/31	3,761,745
Fortress Intermediate 3, Inc. (B/B2) (1 mo. USD Term SOFR + 3.000%)
	5,178,040	6.784		06/27/31	5,173,225
Genuine Financial Holdings LLC (B/B3) (1 mo. USD Term SOFR + 3.250%)
	1,834,828	6.966		09/27/30	1,538,962
iSolved, Inc. (B/B2) (1 mo. USD Term SOFR + 2.750%)
	4,198,762	6.466		10/15/30	4,205,312
Javelin Buyer, Inc. (B-/B2) (3 mo. USD Term SOFR + 2.750%)
	7,642,346	6.590		12/05/31	7,659,847
Javelin Buyer, Inc. (CCC+/Caa2) (3 mo. USD Term SOFR + 5.000%)
	2,275,000	8.822		12/06/32	2,256,527
Mitchell International, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.250%)
	4,097,407	6.966		06/17/31	4,108,224
Peraton Corp. (B-/Caa1) (3 mo. USD Term SOFR + 3.750%)
	1,038,161	7.690		02/01/28	961,970
Polaris Newco LLC (CCC+/B3)
	4,526,333	0.000	(b)	06/02/28	4,358,315
(3 mo. USD Term SOFR + 3.750%)
EUR	994,829	5.816		06/02/28	1,107,534
Spectris PLC (B/B2) (3 mo. USD Term SOFR + 2.750%)
	$1,446,375	6.604		09/30/32	1,451,799
Synechron, Inc. (B+/B1) (3 mo. USD Term SOFR + 3.750%)
	6,246,142	7.572		10/03/31	6,199,296
UKG, Inc. (B-/B2) (3 mo. USD Term SOFR + 2.500%)
	8,057,678	6.338		02/10/31	8,060,901
Virtusa Corp. (B+/B1) (1 mo. USD Term SOFR + 3.250%)
	6,604,093	6.966		02/15/29	6,613,999
Zelis Payments Buyer, Inc. (B/B2) (1 mo. USD Term SOFR + 3.250%)
	1,898,865	6.966		11/26/31	1,882,250

					94,699,895

Textiles – 1.2%
ABG Intermediate Holdings 2 LLC (B+/B1) (1 mo. USD Term SOFR + 2.250%)
	5,461,043	5.966		12/21/28	5,464,483

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Textiles – (continued)
Beach Acquisition Bidco LLC (BB-/Ba3)
(3 mo. EUR EURIBOR + 3.500%)
EUR	6,867,044	5.519%	09/12/32	$ 8,130,676
(3 mo. USD Term SOFR + 3.250%)
	$457,956	6.922	09/12/32	461,107
Champ Acquisition Corp. (B/B2) (1 mo. USD Term SOFR + 4.000%)
	4,582,500	7.716	11/25/31	4,599,684

				18,655,950

Transportation – 0.7%
Kenan Advantage Group, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.250%)
	1,791,499	6.966	01/25/29	1,773,136
PODS LLC (B-/B3) (1 mo. USD Term SOFR + 3.000%)
	1,342,987	6.831	03/31/28	1,325,690
Third Coast Infrastructure LLC (BB+/Ba3) (1 mo. USD Term SOFR + 3.750%)
	7,533,082	7.466	09/25/30	7,592,744

				10,691,570

Wireless Telecommunication Services – 1.1%
Lumen Technologies, Inc. (B+/Caa1) (1 mo. USD Term SOFR + 2.350%)
	8,203,143	6.181	04/16/29	8,151,873
Voyage Digital (NZ) Ltd. (BB/NR) (3 mo. USD Term SOFR + 3.250%)
	2,583,961	7.128	05/11/29	2,587,191
Zacapa SARL (B/B2) (3 mo. USD Term SOFR + 3.750%)
	4,268,768	7.422	03/22/29	4,269,025
Zayo Group Holdings, Inc. (B-/B3)
(1 mo. EUR EURIBOR + 3.250%)
EUR	700,422	5.151	03/11/30	797,520
(1 mo. USD Term SOFR + 3.000%)
	$1,921,127	6.831	03/11/30	1,818,058

				17,623,667

TOTAL BANK LOANS (Cost $1,386,256,968)				$1,363,563,504

Corporate Obligations – 6.1%
Airlines(d)(e) – 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (B/B3)
	$2,759,000	7.875%	05/01/27	$ 2,772,960

Automotive(d)(e) – 0.1%
Qnity Electronics, Inc. (BB/B1)
	890,000	6.250	08/15/33	924,301

Chemicals – 0.6%
Consolidated Energy Finance SA(d)(e) (CCC+/Caa2)
	529,000	6.500	05/15/26	509,612
	766,000	5.625	10/15/28	497,923

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Inversion Escrow Issuer LLC(d)(e) (B-/B3)
	$2,371,000	6.750%	08/01/32	$ 2,362,180
Olympus Water U.S. Holding Corp.(d)(e) (B-/B3)
	4,000,000	7.250	06/15/31	4,094,560
	2,159,000	7.250	02/15/33	2,171,436

				9,635,711

Commercial Services(d)(e) – 0.1%
Verisure Midholding AB (BB-/Ba3)
EUR	1,075,000	5.250	02/15/29	1,268,317

Diversified Financial Services(d) – 0.6%
Ally Financial, Inc.(f) (BB-/Ba2) (7 yr. CMT + 3.481%)
	$6,366,000	4.700	05/15/28	6,045,217
United Wholesale Mortgage LLC(e) (NR/Ba3)
	3,330,000	5.500	04/15/29	3,306,191

				9,351,408

Engineering & Construction(d)(e) – 0.2%
Global Infrastructure Solutions, Inc. (BB/B1)
	3,372,000	7.500	04/15/32	3,592,428

Food & Drug Retailing(d)(e) – 0.2%
Froneri Lux FinCo SARL (BB-/B1)
	3,600,000	6.000	08/01/32	3,647,988

Healthcare Providers & Services(d)(e) – 0.1%
Global Medical Response, Inc. (B/B2)
	2,000,000	7.375	10/01/32	2,082,400

Insurance(d)(e) – 0.0%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
	420,000	6.750	07/01/32	431,949

Internet(d)(e) – 0.3%
ANGI Group LLC (B/B2)
	4,485,000	3.875	08/15/28	4,145,575
Match Group Holdings II LLC (BB/Ba2)
	665,000	3.625	10/01/31	609,253

				4,754,828

Investment Companies(d)(e) – 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (BB-/B1)
	3,411,000	10.000	11/15/29	3,409,329

Leisure Time(d)(e) – 0.1%
MajorDrive Holdings IV LLC (CCC-/Caa2)
	2,428,000	6.375	06/01/29	1,754,011

Media(d) – 0.5%
Cumulus Media New Holdings, Inc.(e) (CCC+/Caa3)
	3,895,000	8.000	07/01/29	1,062,829
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(e) (B+/B1)
	3,850,000	10.000	02/15/31	3,935,508
iHeartCommunications, Inc. (CCC-/Caa3)
	1	8.375	05/01/27	1

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media(d) – (continued)
Sinclair Television Group, Inc.(e) (B+/B2)
$2,640,000	8.125%	02/15/33	$ 2,760,542

			7,758,880

Miscellaneous Manufacturing(d) – 0.0%
Hillenbrand, Inc. (BB/Ba1)
922,000	3.750	03/01/31	922,793

Oil Field Services(d) – 0.6%
DBR Land Holdings LLC(e) (BB-/B1)
3,425,000	6.250	12/01/30	3,498,843
Kosmos Energy Ltd.(e) (CCC+/Caa3u)
698,000	7.750	05/01/27	638,670
Noble Finance II LLC(e) (BB-/B1)
1,880,000	8.000	04/15/30	1,954,091
Sunoco LP(e) (BB+/Ba1)
880,000	7.250	05/01/32	929,527
Sunoco LP/Sunoco Finance Corp. (BB+/Ba1)
1,425,000	4.500	04/30/30	1,391,783
Western Midstream Operating LP(e) (BBB-/Baa3)
1,770,000	7.250	04/01/30	1,888,165

			10,301,079

Pharmaceuticals(d)(e) – 0.6%
Amneal Pharmaceuticals LLC (B+/B1)
2,006,000	6.875	08/01/32	2,120,422
Opal Bidco SAS (B+/B1)
7,045,000	6.500	03/31/32	7,216,194

			9,336,616

Pipelines(d) – 0.9%
Delek Logistics Partners LP/Delek Logistics Finance Corp.(e) (BB-/B2)
6,815,000	7.375	06/30/33	6,955,389
Plains All American Pipeline LP(f) (BB+/Ba1) (3 mo. USD Term SOFR + 4.372%)
6,695,000	8.223	01/30/26	6,702,030

			13,657,419

Real Estate(d)(e) – 0.2%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. (CCC+/Caa2)
2,885,000	5.250	04/15/30	2,676,674

Real Estate Investment Trust(d)(e)(g) – 0.0%
Service Properties Trust (B+/Caa1)
155,000	0.000	09/30/28	140,087

Software(d) – 0.4%
AthenaHealth Group, Inc.(e) (CCC/Caa2)
4,090,000	6.500	02/15/30	4,091,391
Castle U.S. Holding Corp.(e) (CCC-/Ca)
3,608,000	10.000	06/30/31	530,123
X.AI LLC/X.AI Co. Issuer Corp. (NR/NR)
1,000,000	12.500	06/30/30	1,066,250

			5,687,764

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation(d)(e) – 0.2%
Rand Parent LLC (BB-/Ba1)
$2,705,000	8.500%	02/15/30	$ 2,820,017

TOTAL CORPORATE OBLIGATIONS (Cost $100,292,770)			$ 96,926,959

Asset-Backed Securities(d)(e)(f) – 1.3%
Collateralized Loan Obligations – 1.3%
AGL CLO 45 Ltd. Series 2025-45A, Class E (NR/NR) (3 mo. USD Term SOFR + 4.650%)
$2,500,000	8.532%	01/22/39	$ 2,488,985
Bryant Park CLO Ltd. Series 2025-27A, Class E (BB-/NR) (3 mo. USD Term SOFR + 5.450%)
4,000,000	9.665	07/20/38	3,957,088
Elmwood CLO 45 Ltd. Series 2025-8A, Class E (NR/NR) (3 mo. USD Term SOFR + 4.850%)
2,500,000	8.730	10/17/38	2,503,027
Palmer Square CLO Ltd. Series 2025-4A, Class E (BB-/NR) (3 mo. USD Term SOFR + 4.700%)
3,000,000	8.657	10/20/38	3,009,105
TCW CLO AMR Ltd. Series 2019-1A, Class DR (BBB-/NR) (3 mo. USD Term SOFR + 3.932%)
4,900,000	7.783	08/16/34	4,895,056
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (BBB-/NR) (3 mo. USD Term SOFR + 3.982%)
4,000,000	7.866	04/18/36	4,005,892

TOTAL ASSET-BACKED SECURITIES (Cost $20,811,000)			$ 20,859,153

Shares	Description	Value

Common Stocks – 0.5%
Aerospace & Defense(h) – 0.2%
204,620	Swissport Ltd.	$ 3,687,118

Health Care Providers & Services(c)(h) – 0.1%
50,617	New Trojan/Careismatic	1,417,276

IT Services(h) – 0.0%
11,094	DSG TopCo, Inc.	18,494

Media(h) – 0.0%
8,495	Audacy Capital Corp. Class B	55,217
77,495	Audacy Capital LLC Class A	258,291
162,749	Bright Pattern Holdco(c)	163
58,315	Clear Channel Outdoor Holdings, Inc.	128,876

		442,547

Real Estate Investment Trusts – 0.1%
29,951	Luxco Co. Ltd.	527,483

Software(c)(h) – 0.0%
229	Travelport LLC	—

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail(c)(h) – 0.1%
9,541	Neiman Marcus Group Ltd. LLC	$ 1,192,625

TOTAL COMMON STOCKS (Cost $17,955,277)		$ 7,285,543

Units	Expiration Date	Value

Rights – 0.1%
Media – 0.1%
Cineworld Group PLC (NR/NR)
63,702	12/31/99	$ 1,194,408
(Cost $962,522)

Warrants – 0.0%
Aspect Software, Inc. (NR/NR)(c)(h)
162,749	12/31/99	$ 163
New Trojan/Careismatic (NR/NR)(h)
5,698	12/31/99	—
Noble Corp. PLC (NR/NR)
6,346	02/04/28	81,969
(Cost $15,865)

TOTAL WARRANTS (Cost $1,115,865)		$ 82,132

Shares	Dividend Rate	Value

Preferred Stocks(c)(h) – 0.0%
Post Secondary Education – 0.0%
Travelport LLC
163	0.000%	$ —
(Cost $163,000)

Shares	Description	Value

Exchange Traded Funds – 2.2%
40,519	Eaton Vance Senior Floating-Rate Trust (NR/NR)	$ 451,382
603,013	Eldridge BBB-B CLO ETF (NR/NR)	15,967,784
439,106	State Street Blackstone Senior Loan ETF (NR/NR)	18,121,905

TOTAL EXCHANGE TRADED FUNDS (Cost $34,477,990)		$ 34,541,071

Shares	Dividend Rate	Value

Investment Company(i) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
22,344	3.686%	$ 22,344
(Cost $22,344)

TOTAL INVESTMENTS – 96.4% (Cost $1,562,057,736)		$1,524,475,114

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.6%		$ 57,713,470

NET ASSETS – 100.0%		$1,582,188,584

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2025.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Security is currently in default and/or non-income producing.

(i)	Represents an affiliated issuer.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At December 31, 2025, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Air Comm Corp. LLC (NR/NR), due 12/11/31	$541,822	$543,177	$1,355
Kaman Corp. (NR/B2), due 02/26/32	913,741	911,951	3,054

TOTAL			$4,409

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	48,182,880	EUR	41,088,863	02/25/26	$(228,535)

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year U.S. Treasury Notes	243	03/31/26	$26,561,039	$(55,934)

Short position contracts:
10 Year U.S. Treasury Notes	(219)	03/20/26	(24,623,813)	178,958
2 Year U.S. Treasury Notes	(118)	03/31/26	(24,637,109)	14,248

Total				$193,206

TOTAL FUTURES CONTRACTS				$137,272

SWAP CONTRACTS — At December 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 45	5.000%	3.168%	12/20/30	$66,541	$5,149,892	$4,743,377	$406,515

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURIBOR	— Euro Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NR	— Not Rated
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate
USD	— U.S. Dollar

Abbreviations:
CDX.NA.HY Ind 45	— CDX North America High Yield Index 45
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 89.3%
Aerospace & Defense – 3.8%
Boeing Co.
$1,500,000	2.196	%(a)	02/04/26	$ 1,497,210
1,950,000	3.450	(a)	11/01/28	1,909,050
5,577,000	2.950	(a)	02/01/30	5,285,100
431,000	5.150	(a)	05/01/30	442,870
3,750,000	3.600	(a)	05/01/34	3,408,825
1,679,000	6.528	(a)	05/01/34	1,857,410
1,375,000	3.250	(a)	02/01/35	1,203,881
500,000	3.550	(a)	03/01/38	421,060
2,827,000	5.875		02/15/40	2,914,156
1,306,000	3.375	(a)	06/15/46	923,538
575,000	3.625	(a)	03/01/48	410,073
900,000	3.850	(a)	11/01/48	662,967
1,551,000	6.858	(a)	05/01/54	1,740,625
Hexcel Corp.(a)
796,000	5.875		02/26/35	833,659
Howmet Aerospace, Inc.(a)
802,000	4.850		10/15/31	823,069
RTX Corp.(a)
1,975,000	4.125		11/16/28	1,981,320

				26,314,813

Agriculture(a) – 2.9%
Altria Group, Inc.
975,000	4.800		02/14/29	991,770
1,880,000	5.250		08/06/35	1,902,823
BAT Capital Corp.
1,125,000	3.215		09/06/26	1,118,385
200,000	3.557		08/15/27	198,456
1,350,000	2.259		03/25/28	1,299,281
6,900,000	5.834		02/20/31	7,321,038
545,000	4.625		03/22/33	541,245
650,000	5.625		08/15/35	677,320
BAT International Finance PLC
4,575,000	5.931		02/02/29	4,801,325
Imperial Brands Finance PLC(b)
1,230,000	5.625		07/01/35	1,263,382

				20,115,025

Airlines – 0.6%
American Airlines Pass-Through Trust , Class B
575,000	5.650		05/11/36	579,399
1,559,000	4.900		11/11/39	1,547,370
Delta Air Lines, Inc.(a)
1,670,000	5.250		07/10/30	1,716,910

				3,843,679

Automotive(a) – 4.7%
Ford Motor Credit Co. LLC
5,725,000	6.950		06/10/26	5,774,063
586,000	5.850		05/17/27	594,866
General Motors Co.
2,925,000	6.800		10/01/27	3,043,755
General Motors Financial Co., Inc.
5,315,000	5.250		03/01/26	5,319,039

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive(a) – (continued)
General Motors Financial Co., Inc. – (continued)
$2,575,000	1.500%		06/10/26	$ 2,544,074
4,750,000	5.000		04/09/27	4,800,730
400,000	2.700		08/20/27	391,032
775,000	3.850		01/05/28	770,838
1,705,000	5.850		04/06/30	1,791,648
3,245,000	5.450		07/15/30	3,370,160
266,000	5.750		02/08/31	279,792
1,088,000	3.100		01/12/32	991,897
449,000	5.950		04/04/34	470,319
351,000	5.450		09/06/34	356,174
Hyundai Capital America(b)
1,450,000	5.600		03/30/28	1,490,861
440,000	4.500		09/18/30	439,292

				32,428,540

Banks – 20.9%
Banco Santander SA
1,200,000	5.565		01/17/30	1,249,680
1,600,000	6.921		08/08/33	1,773,712
(1 yr. CMT + 1.600%)
400,000	3.225	(a)(c)	11/22/32	366,540
Bank of America Corp.(a)(c)
(3 mo. USD Term SOFR + 1.252%)
3,925,000	2.496		02/13/31	3,655,784
(3 mo. USD Term SOFR + 1.302%)
968,000	3.419		12/20/28	956,684
(3 mo. USD Term SOFR + 1.332%)
5,356,000	3.970		03/05/29	5,346,091
(3 mo. USD Term SOFR + 1.572%)
1,950,000	4.271		07/23/29	1,958,229
(5 yr. CMT + 1.200%)
1,025,000	2.482		09/21/36	900,688
(Secured Overnight Financing Rate + 1.330%)
675,000	2.972		02/04/33	617,018
(Secured Overnight Financing Rate + 1.570%)
1,615,000	5.819		09/15/29	1,683,864
(Secured Overnight Financing Rate + 1.630%)
1,210,000	5.202		04/25/29	1,239,464
(Secured Overnight Financing Rate + 1.738%)
2,395,000	5.518		10/25/35	2,456,072
(Secured Overnight Financing Rate + 1.830%)
3,640,000	4.571		04/27/33	3,631,956
Bank of New York Mellon Corp.(a)(c) (5 yr. CMT + 3.352%)
520,000	3.700		03/20/26	517,977
Bank of Nova Scotia(a)(c) (5 yr. CMT + 4.389%)
1,300,000	8.625		10/27/82	1,379,040
Barclays PLC
1,375,000	5.200		05/12/26	1,378,877
6,625,000	4.836	(a)	05/09/28	6,676,012
(Secured Overnight Financing Rate + 1.080%)
1,605,000	4.476	(a)(c)	11/11/29	1,613,699
(Secured Overnight Financing Rate + 1.560%)
1,135,000	4.942	(a)(c)	09/10/30	1,156,679
(Secured Overnight Financing Rate + 1.590%)
1,235,000	5.785	(a)(c)	02/25/36	1,293,070

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
BNP Paribas SA(a)(b)(c)
(1 yr. CMT + 1.500%)
$1,680,000	5.335%	06/12/29	$ 1,724,285
(Secured Overnight Financing Rate + 1.507%)
370,000	3.052	01/13/31	350,431
(Secured Overnight Financing Rate + 1.920%)
1,275,000	5.906	11/19/35	1,326,778
BPCE SA(b)
1,350,000	4.625	09/12/28	1,361,070
Capital One NA(a)
1,500,000	4.650	09/13/28	1,521,540
Citigroup, Inc.(a)(c)
(3 mo. USD Term SOFR + 1.825%)
1,973,000	3.887	01/10/28	1,969,232
(3 mo. USD Term SOFR + 4.779%)
1,405,000	6.250	08/15/26	1,407,304
(5 yr. CMT + 1.730%)
830,000	5.411	09/19/39	835,810
(5 yr. CMT + 2.572%)
1,480,000	6.750	02/15/30	1,500,084
(5 yr. CMT + 3.001%)
700,000	6.625	02/15/31	709,625
(5 yr. CMT + 3.417%)
1,568,000	3.875	02/18/26	1,563,312
(Secured Overnight Financing Rate + 1.171%)
3,025,000	4.503	09/11/31	3,033,167
(Secured Overnight Financing Rate + 1.422%)
1,025,000	2.976	11/05/30	976,108
(Secured Overnight Financing Rate + 2.338%)
1,645,000	6.270	11/17/33	1,791,158
(Secured Overnight Financing Rate + 3.914%)
675,000	4.412	03/31/31	674,831
Citizens Financial Group, Inc.(a)(c)
(Secured Overnight Financing Rate + 1.259%)
440,000	5.253	03/05/31	451,862
(Secured Overnight Financing Rate + 2.010%)
3,075,000	5.841	01/23/30	3,207,809
Fifth Third Bancorp(a)(c)
(Secured Overnight Financing Rate + 1.486%)
782,000	4.895	09/06/30	794,794
(Secured Overnight Financing Rate + 2.340%)
303,000	6.339	07/27/29	319,011
First Horizon Corp.(a)(c) (Secured Overnight Financing Rate + 1.766%)
580,000	5.514	03/07/31	599,291
HSBC Bank USA NA
800,000	5.625	08/15/35	833,384
HSBC Holdings PLC
600,000	7.625	05/17/32	669,588
Huntington Bancshares, Inc.(a)(c)
(5 yr. CMT + 1.700%)
185,000	6.141	11/18/39	192,907
(Secured Overnight Financing Rate + 1.276%)
1,590,000	5.272	01/15/31	1,636,984

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Huntington Bancshares, Inc.(a)(c) – (continued)
(Secured Overnight Financing Rate + 1.870%)
$2,685,000	5.709%	02/02/35	$ 2,807,141
(Secured Overnight Financing Rate + 2.020%)
3,035,000	6.208	08/21/29	3,182,987
ING Groep NV(a)(c)
(Secured Overnight Financing Rate + 1.005%)
1,725,000	1.726	04/01/27	1,714,339
(Secured Overnight Financing Rate + 1.440%)
1,620,000	5.335	03/19/30	1,671,516
JPMorgan Chase & Co.(a)(c)
(3 mo. USD Term SOFR + 1.622%)
875,000	3.882	07/24/38	785,514
(3 mo. USD Term SOFR + 2.515%)
3,650,000	2.956	05/13/31	3,445,709
(Secured Overnight Financing Rate + 1.190%)
1,010,000	4.810	10/22/36	1,003,516
(Secured Overnight Financing Rate + 1.635%)
1,445,000	5.576	07/23/36	1,497,511
(Secured Overnight Financing Rate + 1.680%)
1,550,000	5.572	04/22/36	1,627,500
(Secured Overnight Financing Rate + 1.800%)
3,424,000	4.586	04/26/33	3,440,983
Lloyds Banking Group PLC(a)(c) (1 yr. CMT + 0.850%)
350,000	1.627	05/11/27	346,784
M&T Bank Corp.(a)(c)
(3 mo. USD Term SOFR + 3.782%)
895,000	5.125	11/01/26	892,610
(5 yr. CMT + 1.430%)
1,225,000	5.400	07/30/35	1,237,716
(Secured Overnight Financing Rate + 1.400%)
620,000	5.179	07/08/31	636,070
(Secured Overnight Financing Rate + 1.610%)
1,670,000	5.385	01/16/36	1,696,870
(Secured Overnight Financing Rate + 2.260%)
3,355,000	6.082	03/13/32	3,568,814
Macquarie Group Ltd.(a)(b)(c) (3 mo. USD Term SOFR + 1.634%)
1,900,000	3.763	11/28/28	1,885,940
Morgan Stanley(a)(c)
2,720,000	3.971	07/22/38	2,448,517
(Secured Overnight Financing Rate + 1.314%)
1,260,000	4.892	10/22/36	1,249,844
(Secured Overnight Financing Rate + 1.360%)
725,000	2.484	09/16/36	637,268
(Secured Overnight Financing Rate + 1.590%)
1,645,000	5.164	04/20/29	1,682,128
(Secured Overnight Financing Rate + 1.630%)
6,385,000	5.449	07/20/29	6,589,320
(Secured Overnight Financing Rate + 2.076%)
1,606,000	4.889	07/20/33	1,627,488
Morgan Stanley Private Bank NA(a)(c) (Secured Overnight Financing Rate + 1.080%)
1,650,000	4.734	07/18/31	1,672,407
NatWest Group PLC(a)(c) (1 yr. CMT + 1.050%)
380,000	5.115	05/23/31	389,918

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
PNC Financial Services Group, Inc.(a)(c) (Secured Overnight Financing Rate + 1.599%)
$1,170,000	5.401%		07/23/35	$ 1,211,161
Regions Financial Corp.(a)(c) (Secured Overnight Financing Rate + 1.490%)
1,975,000	5.722		06/06/30	2,057,970
Santander U.K. Group Holdings PLC(a)(c)
(3 mo. USD Term SOFR + 1.400%)
325,000	3.823		11/03/28	322,920
(Secured Overnight Financing Rate + 1.070%)
420,000	4.320		09/22/29	420,260
Shinhan Bank Co. Ltd.(b)
260,000	4.500		04/12/28	263,154
State Street Corp.(a)(c) (5 yr. CMT + 2.135%)
1,375,000	6.450		09/15/30	1,421,310
Sumitomo Mitsui Trust Group, Inc.(a)(b)(c) (Secured Overnight Financing Rate + 1.650%)
695,000	5.416		09/11/36	697,954
Truist Financial Corp.(a)(c)
(Secured Overnight Financing Rate + 1.620%)
837,000	5.435		01/24/30	866,454
(Secured Overnight Financing Rate + 1.922%)
2,810,000	5.711		01/24/35	2,958,087
(Secured Overnight Financing Rate + 2.361%)
1,055,000	5.867		06/08/34	1,121,560
U.S. Bancorp(a)(c) (Secured Overnight Financing Rate + 2.020%)
1,260,000	5.775		06/12/29	1,309,707
UBS Group AG(a)(b)
3,347,000	4.282		01/09/28	3,352,020
(5 yr. CMT + 4.758%)
405,000	9.250	(c)	11/13/33	475,178
(Secured Overnight Financing Rate + 1.290%)
1,395,000	4.844	(c)	11/06/33	1,396,060
(Secured Overnight Financing Rate + 1.730%)
1,260,000	3.091	(c)	05/14/32	1,168,763
(Secured Overnight Financing Rate + 1.760%)
615,000	5.580	(c)	05/09/36	639,883
Wells Fargo & Co.(a)(c)
(3 mo. USD Term SOFR + 1.572%)
498,000	3.584		05/22/28	494,678
(Secured Overnight Financing Rate + 1.340%)
1,380,000	4.892		09/15/36	1,375,584
(Secured Overnight Financing Rate + 1.510%)
1,325,000	3.526		03/24/28	1,316,242
(Secured Overnight Financing Rate + 2.100%)
2,378,000	4.897		07/25/33	2,415,596
Wells Fargo Bank NA
824,000	5.950		08/26/36	879,175

				143,203,627

Beverages – 1.3%
Anheuser-Busch InBev Worldwide, Inc.
180,000	8.200		01/15/39	232,267
Bacardi Ltd.(a)(b)
2,275,000	4.700		05/15/28	2,290,970

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Beverages – (continued)
Bacardi Ltd.(a)(b) – (continued)
$700,000	5.300%	05/15/48	$ 623,693
Bacardi Ltd./Bacardi-Martini BV(a)(b)
1,475,000	5.900	06/15/43	1,436,989
Constellation Brands, Inc.(a)
450,000	4.350	05/09/27	451,764
350,000	4.650	11/15/28	354,809
455,000	4.800	01/15/29	462,130
477,000	4.800	05/01/30	484,866
JDE Peet’s NV(a)(b)
1,970,000	2.250	09/24/31	1,712,048
Pernod Ricard International Finance LLC(a)(b)
1,107,000	1.625	04/01/31	962,116

			9,011,652

Biotechnology(a) – 0.2%
Royalty Pharma PLC
739,000	2.200	09/02/30	670,206
761,000	5.400	09/02/34	779,622

			1,449,828

Building Materials(a) – 0.1%
Carlisle Cos., Inc.
425,000	5.550	09/15/40	430,342
Owens Corning
422,000	5.950	06/15/54	428,140

			858,482

Chemicals(a) – 0.4%
Celanese U.S. Holdings LLC(d)
446,000	6.850	11/15/28	466,543
DuPont de Nemours, Inc.
76,000	5.319	11/15/38	76,202
167,000	5.419	11/15/48	159,031
Huntsman International LLC
1,032,000	4.500	05/01/29	987,211
International Flavors & Fragrances, Inc.(b)
190,000	2.300	11/01/30	171,371
LYB International Finance BV
650,000	4.875	03/15/44	540,676
Sherwin-Williams Co.
475,000	4.000	12/15/42	391,533

			2,792,567

Commercial Services – 1.1%
Ashtead Capital, Inc.(a)(b)
925,000	1.500	08/12/26	908,627
525,000	2.450	08/12/31	468,179
456,000	5.800	04/15/34	478,171
DP World Ltd.
360,000	5.625	09/25/48	354,262
Global Payments, Inc.(a)
1,150,000	4.450	06/01/28	1,149,839
1,020,000	5.550	11/15/35	1,014,471
GXO Logistics, Inc.(a)
2,573,000	2.650	07/15/31	2,317,244

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
GXO Logistics, Inc.(a) – (continued)
$887,000	6.500%		05/06/34	$ 958,528

				7,649,321

Computers – 0.6%
Dell International LLC/EMC Corp.(a)
1,325,000	4.900		10/01/26	1,331,201
Dell, Inc.
2,075,000	7.100		04/15/28	2,203,961
Hewlett Packard Enterprise Co.(a)
105,000	5.000		10/15/34	104,206
NetApp, Inc.(a)
705,000	5.500		03/17/32	733,461

				4,372,829

Diversified Financial Services – 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
725,000	6.450		04/15/27	744,966
4,025,000	4.625		10/15/27	4,059,575
775,000	3.000		10/29/28	751,378
920,000	5.375		12/15/31	954,693
Air Lease Corp.(a)
2,450,000	3.750		06/01/26	2,444,414
325,000	3.625		04/01/27	322,589
Aircastle Ltd./Aircastle Ireland DAC(a)(b)
478,000	5.250		03/15/30	488,038
695,000	5.000		09/15/30	701,137
Ally Financial, Inc.(a)
2,610,000	4.750		06/09/27	2,631,924
1,575,000	2.200		11/02/28	1,490,013
(Secured Overnight Financing Rate + 1.960%)
407,000	5.737	(c)	05/15/29	417,126
Aviation Capital Group LLC(a)(b)
655,000	5.375		07/15/29	670,635
Avolon Holdings Funding Ltd.(a)(b)
1,450,000	3.250		02/15/27	1,433,571
1,675,000	4.950		10/15/32	1,658,803
Capital One Financial Corp.(a)
1,750,000	4.100		02/09/27	1,751,085
(Secured Overnight Financing Rate + 1.990%)
2,125,000	5.884	(c)	07/26/35	2,236,010
(Secured Overnight Financing Rate + 2.036%)
430,000	6.183	(c)	01/30/36	449,449
(Secured Overnight Financing Rate + 2.600%)
1,590,000	5.247	(c)	07/26/30	1,640,069
(Secured Overnight Financing Rate + 3.070%)
1,165,000	7.624	(c)	10/30/31	1,316,287
Intercontinental Exchange, Inc.(a)
350,000	3.625		09/01/28	347,543
Jefferies Financial Group, Inc.(a)
1,220,000	6.200		04/14/34	1,288,052
Macquarie Airfinance Holdings Ltd.(a)(b)
1,267,000	5.200		03/27/28	1,286,195
135,000	6.400		03/26/29	141,394

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Nomura Holdings, Inc.
$2,375,000	1.653%	07/14/26	$ 2,344,837

			31,569,783

Electrical – 4.1%
American Electric Power Co., Inc.(a)
350,000	2.300	03/01/30	323,551
Berkshire Hathaway Energy Co.(a)
500,000	2.850	05/15/51	310,575
CMS Energy Corp.(a)
500,000	4.875	03/01/44	446,755
Dominion Energy, Inc.(a)
925,000	3.375	04/01/30	892,237
DTE Energy Co.(a)
4,736,000	4.875	06/01/28	4,817,459
Duke Energy Corp.(a)
400,000	4.800	12/15/45	355,000
Duquesne Light Holdings, Inc.(a)(b)
1,075,000	2.532	10/01/30	976,648
Emera U.S. Finance LP(a)
575,000	3.550	06/15/26	573,241
ITC Holdings Corp.(a)(b)
673,000	2.950	05/14/30	635,204
NextEra Energy Capital Holdings, Inc.(a)
2,055,000	1.900	06/15/28	1,957,798
Pacific Gas & Electric Co.(a)
1,225,000	2.950	03/01/26	1,221,435
2,075,000	2.100	08/01/27	2,011,629
480,000	5.000	06/04/28	488,328
950,000	6.400	06/15/33	1,025,012
650,000	6.950	03/15/34	723,515
675,000	5.800	05/15/34	701,784
1,594,000	5.700	03/01/35	1,640,688
Progress Energy, Inc.
1,400,000	7.000	10/30/31	1,572,298
Public Service Electric & Gas Co.(a)
975,000	3.950	05/01/42	822,910
Sempra(a)
1,125,000	3.800	02/01/38	967,073
Southern California Edison Co.(a)
1,325,000	4.200	03/01/29	1,315,632
275,000	4.050	03/15/42	219,049
Vistra Operations Co. LLC(a)(b)
975,000	4.300	07/15/29	967,951
1,030,000	5.250	10/15/35	1,024,726
Xcel Energy, Inc.(a)
2,380,000	3.350	12/01/26	2,366,006

			28,356,504

Electronics(a) – 0.3%
Allegion U.S. Holding Co., Inc.
460,000	5.600	05/29/34	480,346
Keysight Technologies, Inc.
851,000	5.350	07/30/30	887,474

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electronics(a) – (continued)
Tyco Electronics Group SA
$580,000	4.500%		02/09/31	$ 586,443

				1,954,263

Engineering & Construction(a) – 0.3%
MasTec, Inc.
551,000	5.900		06/15/29	575,360
Mexico City Airport Trust
240,000	3.875	(b)	04/30/28	234,451
800,000	5.500		07/31/47	704,750
220,000	5.500	(b)	07/31/47	193,806

				1,708,367

Entertainment(a)(b) – 0.2%
Flutter Treasury DAC
1,235,000	5.875		06/04/31	1,252,772

Food & Drug Retailing(a) – 2.4%
Campbell’s Co.
1,270,000	4.550		03/21/31	1,264,704
314,000	5.400		03/21/34	319,872
1,540,000	4.750		03/23/35	1,488,872
Grupo Bimbo SAB de CV
1,070,000	4.700		11/10/47	927,048
J.M. Smucker Co.
997,000	6.200		11/15/33	1,080,429
Mars, Inc.(b)
375,000	4.800		03/01/30	383,156
7,075,000	5.000		03/01/32	7,289,089
3,800,000	5.700		05/01/55	3,795,364
Sysco Corp.
150,000	6.600		04/01/40	165,839

				16,714,373

Food Service(a)(b) – 0.2%
Sodexo, Inc.
1,567,000	5.150		08/15/30	1,606,112

Forest Products & Paper(a) – 0.1%
Suzano Netherlands BV
360,000	5.500		01/15/36	356,753

Hand/Machine Tools(a) – 0.3%
Regal Rexnord Corp.
2,054,000	6.300		02/15/30	2,177,486

Healthcare Providers & Services – 3.7%
CommonSpirit Health
150,000	4.350		11/01/42	129,814
510,000	6.461	(a)	11/01/52	548,067
HCA, Inc.(a)
8,984,000	3.500		09/01/30	8,641,620
Humana, Inc.(a)
345,000	5.375		04/15/31	356,447
Icon Investments Six DAC(a)
1,095,000	5.849		05/08/29	1,142,819

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
IQVIA, Inc.(a)
$1,140,000	6.250%		02/01/29	$ 1,201,948
Novant Health, Inc.(a)
710,000	3.168		11/01/51	472,923
Revvity, Inc.(a)
1,405,000	1.900		09/15/28	1,321,627
1,200,000	3.300		09/15/29	1,156,164
Solventum Corp.(a)
1,311,000	5.400		03/01/29	1,358,275
4,605,000	5.600		03/23/34	4,794,680
STERIS Irish FinCo UnLtd Co.(a)
218,000	2.700		03/15/31	201,079
UnitedHealth Group, Inc.(a)
500,000	3.050		05/15/41	378,985
1,074,000	5.625		07/15/54	1,054,518
2,625,000	6.050		02/15/63	2,684,141

				25,443,107

Insurance – 0.5%
American International Group, Inc.(a)
420,000	4.850		05/07/30	430,433
398,000	4.500		07/16/44	351,159
Arch Capital Finance LLC(a)
400,000	4.011		12/15/26	400,096
Hartford Insurance Group, Inc.
200,000	6.625		04/15/42	220,276
Teachers Insurance & Annuity Association of America(b)
890,000	4.900		09/15/44	811,306
Willis North America, Inc.(a)
1,200,000	2.950		09/15/29	1,142,268

				3,355,538

Internet(a) – 1.3%
Expedia Group, Inc.
196,000	2.950		03/15/31	182,202
2,475,000	5.400		02/15/35	2,540,563
Meta Platforms, Inc.
1,300,000	4.600		11/15/32	1,310,673
1,225,000	4.875		11/15/35	1,224,057
Uber Technologies, Inc.
475,000	4.500	(b)	08/15/29	475,988
1,600,000	4.150		01/15/31	1,592,576
1,275,000	4.800		09/15/34	1,272,424

				8,598,483

Investment Companies(a) – 1.5%
Apollo Debt Solutions BDC
1,266,000	6.550		03/15/32	1,306,727
Blackstone Private Credit Fund
2,425,000	2.625		12/15/26	2,382,344
125,000	3.250		03/15/27	122,876
690,000	5.050		09/10/30	679,478
Blackstone Secured Lending Fund
3,000,000	2.125		02/15/27	2,919,090
307,000	5.300		06/30/30	305,788

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Investment Companies(a) – (continued)
Blue Owl Credit Income Corp.
$1,685,000	5.800%		03/15/30	$ 1,682,607
JAB Holdings BV(b)
700,000	2.200		11/23/30	622,895

				10,021,805

Iron/Steel – 0.8%
ArcelorMittal SA
1,900,000	4.550		03/11/26	1,900,798
POSCO(b)
240,000	5.750		01/17/28	247,176
Steel Dynamics, Inc.(a)
1,950,000	1.650		10/15/27	1,874,340
Vale Overseas Ltd.(a)
1,520,000	6.400		06/28/54	1,551,160

				5,573,474

Leisure Time(a) – 0.4%
Royal Caribbean Cruises Ltd.
850,000	6.250	(b)	03/15/32	879,648
1,525,000	6.000	(b)	02/01/33	1,567,944
395,000	5.375		01/15/36	396,722

				2,844,314

Lodging(a) – 1.6%
Choice Hotels International, Inc.
1,349,000	3.700		01/15/31	1,284,396
4,012,000	5.850		08/01/34	4,091,959
Hyatt Hotels Corp.
1,963,000	5.500		06/30/34	2,026,091
Las Vegas Sands Corp.
430,000	5.625		06/15/28	440,482
160,000	6.000		06/14/30	167,581
Marriott International, Inc.
543,000	4.000		04/15/28	543,548
1,350,000	5.550		10/15/28	1,401,854
675,000	4.650		12/01/28	686,806
325,000	4.800		03/15/30	331,991

				10,974,708

Machinery-Diversified(a) – 0.1%
AGCO Corp.
805,000	5.800		03/21/34	842,159

Media – 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
1,050,000	3.750		02/15/28	1,035,164
6,750,000	4.200		03/15/28	6,715,912
256,000	6.650		02/01/34	269,926
800,000	6.550		06/01/34	841,928
625,000	6.384		10/23/35	644,650
Comcast Corp.(a)
475,000	3.750		04/01/40	391,172
News Corp.(a)(b)
2,096,000	3.875		05/15/29	2,033,791

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Time Warner Cable Enterprises LLC
$700,000	8.375%		07/15/33	$ 807,975
Time Warner Cable LLC(a)
675,000	5.875		11/15/40	624,976
Videotron Ltd.(a)(b)
1,659,000	5.700		01/15/35	1,694,353

				15,059,847

Mining(b) – 0.5%
Glencore Finance Canada Ltd.
525,000	5.550		10/25/42	509,392
Glencore Funding LLC(a)
1,075,000	4.000		03/27/27	1,074,065
925,000	2.850		04/27/31	852,295
725,000	2.625		09/23/31	652,848

				3,088,600

Miscellaneous Manufacturing – 0.2%
General Electric Co.
1,294,000	5.875		01/14/38	1,404,508

Oil Field Services – 2.2%
Continental Resources, Inc.(a)
25,000	4.375		01/15/28	24,941
925,000	5.750	(b)	01/15/31	949,078
Diamondback Energy, Inc.(a)
2,215,000	6.250		03/15/33	2,388,656
890,000	5.400		04/18/34	911,307
Marathon Petroleum Corp.(a)
2,095,000	3.800		04/01/28	2,083,896
Occidental Petroleum Corp.
2,500,000	8.875	(a)	07/15/30	2,884,800
1,030,000	5.375	(a)	01/01/32	1,051,774
575,000	5.550	(a)	10/01/34	585,482
350,000	6.450		09/15/36	372,365
Ovintiv, Inc.
800,000	5.375	(a)	01/01/26	800,000
1,025,000	8.125		09/15/30	1,171,349
Reliance Industries Ltd.(b)
890,000	3.625		01/12/52	654,328
Saudi Arabian Oil Co.
1,100,000	3.500		04/16/29	1,071,505
240,000	5.750	(a)(b)	07/17/54	234,000

				15,183,481

Packaging(a) – 0.2%
Berry Global, Inc.
1,225,000	1.650		01/15/27	1,193,934

Pharmaceuticals(a) – 2.8%
Cardinal Health, Inc.
575,000	4.500		09/15/30	580,359
335,000	5.450		02/15/34	348,142
1,990,000	5.350		11/15/34	2,050,894
Cigna Group
4,631,000	4.800		08/15/38	4,440,156

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(a) – (continued)
Cigna Group – (continued)
$1,675,000	4.900%		12/15/48	$ 1,493,145
CVS Health Corp.
1,125,000	4.875		07/20/35	1,107,113
1,250,000	5.450		09/15/35	1,279,450
7,039,000	4.780		03/25/38	6,647,984
EMD Finance LLC(b)
1,465,000	5.000		10/15/35	1,472,764

				19,420,007

Pipelines – 3.2%
Abu Dhabi Crude Oil Pipeline LLC(b)
490,000	4.600		11/02/47	455,372
Columbia Pipelines Operating Co. LLC(a)(b)
1,010,000	6.036		11/15/33	1,081,175
Enbridge, Inc.(a)
40,000	6.200		11/15/30	42,980
Energy Transfer LP(a)
3,872,000	3.900		07/15/26	3,868,360
300,000	5.500		06/01/27	304,914
354,000	4.950		05/15/28	359,848
650,000	7.375	(b)	02/01/31	675,786
1,472,000	6.550		12/01/33	1,615,240
456,000	5.150		03/15/45	404,144
Galaxy Pipeline Assets Bidco Ltd.(b)
200,000	2.625		03/31/36	176,476
Kinder Morgan Energy Partners LP
1,100,000	7.750		03/15/32	1,281,643
650,000	6.550		09/15/40	704,841
MPLX LP(a)
950,000	4.500		04/15/38	867,217
520,000	5.500		02/15/49	478,098
ONEOK, Inc.(a)
2,618,000	5.550		11/01/26	2,646,039
2,245,000	4.550		07/15/28	2,264,419
Sabine Pass Liquefaction LLC(a)
900,000	5.000		03/15/27	905,958
Valero Energy Partners LP(a)
675,000	4.500		03/15/28	679,617
Western Midstream Operating LP(a)
2,307,000	5.450		04/01/44	2,101,008
Williams Cos., Inc.(a)
1,050,000	4.650		08/15/32	1,052,079

				21,965,214

Real Estate(a) – 0.2%
CBRE Services, Inc.
450,000	5.500		04/01/29	466,479
485,000	5.950		08/15/34	518,484

				984,963

Real Estate Investment Trust(a) – 4.1%
Agree LP
295,000	4.800		10/01/32	297,198
695,000	5.625		06/15/34	727,269
430,000	5.600		06/15/35	450,309

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
American Homes 4 Rent LP
$710,000	4.950%	06/15/30	$ 724,356
225,000	2.375	07/15/31	201,155
275,000	5.250	03/15/35	279,298
Cousins Properties LP
1,350,000	5.250	07/15/30	1,386,247
1,782,000	5.375	02/15/32	1,836,814
1,863,000	5.875	10/01/34	1,946,295
Crown Castle, Inc.
6,225,000	4.000	03/01/27	6,214,355
Essential Properties LP
870,000	5.400	12/01/35	873,263
Essex Portfolio LP
2,375,000	3.000	01/15/30	2,254,421
Extra Space Storage LP
430,000	4.950	01/15/33	434,313
GLP Capital LP/GLP Financing II, Inc.
830,000	6.750	12/01/33	899,952
Healthcare Realty Holdings LP
875,000	2.050	03/15/31	758,161
Healthpeak OP LLC
381,000	5.375	02/15/35	389,134
Highwoods Realty LP
635,000	5.350	01/15/33	635,267
1,585,000	7.650	02/01/34	1,809,103
Host Hotels & Resorts LP
350,000	4.250	12/15/28	350,266
860,000	5.700	06/15/32	897,917
480,000	5.700	07/01/34	495,965
Invitation Homes Operating Partnership LP
600,000	2.300	11/15/28	570,390
305,000	5.450	08/15/30	317,157
Kilroy Realty LP
670,000	6.250	01/15/36	693,390
NNN REIT, Inc.
870,000	5.600	10/15/33	909,533
Phillips Edison Grocery Center Operating Partnership I LP
415,000	5.750	07/15/34	434,418
425,000	4.950	01/15/35	419,360
Realty Income Corp.
1,125,000	4.000	07/15/29	1,119,229
WP Carey, Inc.
50,000	2.400	02/01/31	45,085

			28,369,620

Retailing(a) – 1.6%
7-Eleven, Inc.(b)
1,280,000	2.500	02/10/41	881,690
AutoNation, Inc.
1,425,000	4.750	06/01/30	1,438,609
1,525,000	2.400	08/01/31	1,347,536
2,326,000	5.890	03/15/35	2,409,643
Dollar General Corp.
1,178,000	3.500	04/03/30	1,139,020
2,075,000	5.450	07/05/33	2,152,480

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – (continued)
Ferguson Enterprises, Inc.
$405,000	4.350%		03/15/31	$ 403,578
Lowe’s Cos., Inc.
1,450,000	4.250		04/01/52	1,142,847

				10,915,403

Savings & Loans(a)(b)(c) – 0.5%
Nationwide Building Society
(3 mo. USD Term SOFR + 1.855%)
2,525,000	3.960		07/18/30	2,489,044
(Secured Overnight Financing Rate + 1.650%)
845,000	5.537		07/14/36	872,057

				3,361,101

Semiconductors(a) – 1.8%
Broadcom, Inc.
1,555,000	5.200		07/15/35	1,593,533
2,364,000	3.137	(b)	11/15/35	2,037,650
1,306,000	3.187	(b)	11/15/36	1,108,141
2,155,000	4.900		02/15/38	2,115,068
Intel Corp.
549,000	5.150		02/21/34	555,407
1,610,000	5.700		02/10/53	1,501,035
NXP BV/NXP Funding LLC/NXP USA, Inc.
525,000	4.400		06/01/27	527,221
1,435,000	2.650		02/15/32	1,289,491
1,301,000	5.000		01/15/33	1,321,412

				12,048,958

Software(a) – 6.9%
AppLovin Corp.
4,976,000	5.375		12/01/31	5,154,589
2,012,000	5.500		12/01/34	2,067,169
Constellation Software, Inc.(b)
780,000	5.461		02/16/34	786,607
Electronic Arts, Inc.
3,240,000	2.950		02/15/51	2,998,749
Fiserv, Inc.
450,000	5.250		08/11/35	449,064
MSCI, Inc.(b)
3,500,000	4.000		11/15/29	3,428,880
2,795,000	3.875		02/15/31	2,686,638
2,125,000	3.625		11/01/31	1,994,567
700,000	3.250		08/15/33	628,446
Oracle Corp.
3,200,000	2.875		03/25/31	2,868,736
2,020,000	4.800		09/26/32	1,950,775
2,270,000	4.700		09/27/34	2,107,264
2,275,000	5.500		08/03/35	2,231,070
3,160,000	5.200		09/26/35	3,033,442
425,000	3.600		04/01/40	315,146
950,000	4.000		11/15/47	652,165
2,775,000	6.900		11/09/52	2,745,141
Paychex, Inc.
4,175,000	5.100		04/15/30	4,296,576

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
Paychex, Inc. – (continued)
	$276,000	5.350%	04/15/32	$ 285,867
ROBLOX Corp.(b)
	1,450,000	3.875	05/01/30	1,385,678
Synopsys, Inc.
	1,325,000	4.850	04/01/30	1,352,653
	867,000	5.000	04/01/32	885,276
	1,796,000	5.150	04/01/35	1,824,844
VMware LLC
	1,075,000	1.800	08/15/28	1,016,842

				47,146,184

Telecommunication Services – 2.6%
AT&T, Inc.(a)
	175,000	4.900	08/15/37	170,175
	925,000	4.850	03/01/39	879,971
	886,000	4.750	05/15/46	767,967
British Telecommunications PLC
	1,415,000	9.625	12/15/30	1,727,262
NTT Finance Corp.(a)(b)
	1,562,000	5.171	07/16/32	1,602,596
	934,000	5.502	07/16/35	966,055
Rogers Communications, Inc.(a)
	2,628,000	3.800	03/15/32	2,477,416
	300,000	4.500	03/15/42	256,308
T-Mobile USA, Inc.(a)
	2,191,000	3.875	04/15/30	2,153,512
	380,000	2.875	02/15/31	353,081
	3,275,000	3.500	04/15/31	3,135,321
Verizon Communications, Inc.(a)
	475,000	3.150	03/22/30	454,879
	2,800,000	2.550	03/21/31	2,557,184

				17,501,727

Transportation(a) – 0.2%
Burlington Northern Santa Fe LLC
	1,225,000	5.750	05/01/40	1,296,552

Trucking & Leasing(a)(b) – 1.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	3,675,000	4.400	07/01/27	3,686,172
	525,000	5.875	11/15/27	540,482
	836,000	5.250	07/01/29	859,157
SMBC Aviation Capital Finance DAC
	2,105,000	5.250	11/26/35	2,102,580

				7,188,391

TOTAL CORPORATE OBLIGATIONS (Cost $609,444,730)				$611,518,854

Sovereign Debt Obligations – 2.1%
Euro – 0.3%
Mexico Government International Bonds(a)
EUR	130,000	1.350%	09/18/27	$ 149,184
	1,152,000	1.450	10/25/33	1,093,638

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Euro – (continued)
Peru Government International Bonds(a)
EUR	100,000	1.250%		03/11/33	$ 99,157
Philippines Government International Bonds
	450,000	0.700		02/03/29	492,350
Romania Government International Bonds(b)
	90,000	2.124		07/16/31	92,779

					1,927,108

Sovereign(a)(b) – 0.3%
Eagle Funding Luxco SARL
	$1,990,000	5.500		08/17/30	2,023,830

United States Dollar – 1.5%
Chile Government International Bonds
	150,000	3.625		10/30/42	122,100
	200,000	3.500	(a)	01/25/50	147,000
Export-Import Bank of Korea
	390,000	5.125		01/11/33	407,612
Hungary Government International Bonds
	470,000	3.125	(b)	09/21/51	289,022
	640,000	6.750		09/23/55	666,748
Mexico Government International Bonds(a)
	2,540,000	3.250		04/16/30	2,397,760
	802,000	3.500		02/12/34	693,730
	1,399,000	3.771		05/24/61	860,385
	440,000	3.750		04/19/71	259,600
Panama Government International Bonds(a)
	380,000	2.252		09/29/32	313,500
	650,000	6.853		03/28/54	675,610
	200,000	3.870		07/23/60	132,100
	390,000	4.500		01/19/63	290,065
Peru Government International Bonds(a)
	630,000	5.500		03/30/36	642,915
	430,000	2.780		12/01/60	233,920
Philippines Government International Bonds
	210,000	2.650		12/10/45	139,204
Republic of Poland Government International Bonds(a)
	570,000	5.125		09/18/34	582,979
	700,000	5.500		03/18/54	667,740
Romania Government International Bonds
	160,000	3.000	(b)	02/27/27	157,332
	70,000	6.375		01/30/34	72,822
	560,000	6.125		01/22/44	541,100
State of Israel
	400,000	3.800		05/13/60	268,356

					10,561,600

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $16,198,887)					$ 14,512,538

Municipal Debt Obligations – 0.4%
California – 0.1%
California State GO Bonds Build America Taxable Series 2009
	$455,000	7.300%		10/01/39	$ 529,517

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
Illinois – 0.3%
Illinois State GO Bonds Build America Series 2010
$1,250,000	6.630%	02/01/35	$ 1,320,855
Illinois State GO Bonds Taxable-Pension Series 2003
872,549	5.100	06/01/33	894,249

			2,215,104

Pennsylvania – 0.0%
Pennsylvania Commonwealth Financing Authority RB (Taxable) Series A
335,000	2.991	06/01/42	258,951

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $2,904,503)			$ 3,003,572

U.S. Treasury Obligations(e) – 0.2%
U.S. Treasury Bonds
$1,160,000	4.750%	11/15/53	$ 1,140,606
(Cost $1,190,342)

Shares	Dividend Rate		Value

Investment Company(f) – 2.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
19,052,057	3.686%		$ 19,052,057
(Cost $19,052,057)

TOTAL INVESTMENTS – 94.8% (Cost $648,790,519)			$649,227,627

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.2%			35,605,052

NET ASSETS – 100.0%			$684,832,679

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2025.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2025.

(e)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(f)	Represents an affiliated issuer.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD 1,940,233	EUR 1,655,921	02/25/26	$(10,794)

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	17	03/20/26	$1,911,438	$(4,282)
2 Year U.S. Treasury Notes	190	03/31/26	39,669,922	(2,634)
20 Year U.S. Treasury Bonds	497	03/20/26	57,450,094	(616,614)
Ultra Long U.S. Treasury Bonds	519	03/20/26	61,242,000	(983,814)

Total				$(1,607,344)

Short position contracts:
5 Year U.S. Treasury Notes	(1)	03/31/26	(109,305)	42
Ultra 10-Year U.S. Treasury Notes	(286)	03/20/26	(32,894,469)	225,183

Total				$225,225

TOTAL FUTURES CONTRACTS				$(1,382,119)

SWAP CONTRACTS — At December 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.062%(b)	12M SOFR(b)	08/31/27		$20,310	$22,412	$1,150	$21,262
3.174(b)	12M SOFR(b)	08/31/27		14,930	448	1,920	(1,472)
3.136(c)	12M SOFR(c)	12/15/27		24,020	44,420	8,827	35,593
2.500(d)	12M CDOR(d)	03/18/28	CAD	1,910	1,112	1,988	(876)
12M SOFR(b)	3.200%(b)	06/23/28		$13,120	(9,037)	1,560	(10,597)
12M SOFR(b)	3.368(b)	06/23/28		53,110	47,024	23,012	24,012
12M SOFR(b)	3.201(b)	10/07/28		16,940	(22,223)	3,567	(25,790)
3.600(c)	12M SOFR(c)	06/23/30		55,970	(31,629)	(75,686)	44,057
3.484(c)	12M SOFR(c)	06/23/30		13,810	20,524	(2,645)	23,169
3.528(c)	12M SOFR(c)	07/15/30		3,620	(4,946)	(8,842)	3,896
12M SOFR(c)	3.265(c)	01/30/31		8,870	(79,184)	(52,697)	(26,487)
12M SOFR(c)	3.379(c)	08/31/31		28,860	(152,820)	68,501	(221,321)
12M SOFR(c)	3.469(c)	08/31/31		21,370	(27,228)	(15,983)	(11,245)
12M SOFR(c)	3.588(c)	05/21/32		2,010	(2,478)	(227)	(2,251)
12M SOFR(c)	3.845(c)	05/21/32		3,860	38,654	2,603	36,051
3.577(c)	12M SOFR(c)	10/10/32		11,640	80,247	(1,321)	81,568
12M SOFR(c)	4.076(c)	06/24/35		3,360	(5,972)	882	(6,854)
12M SOFR(c)	4.098(c)	06/24/35		13,700	(12,492)	(5,661)	(6,831)
2.500(c)	6M EURO(d)	03/18/36	EUR	940	43,895	44,569	(674)
3.805(c)	12M SOFR(c)	08/31/36		$15,870	63,447	(123,484)	186,931

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.829%(c)	12M SOFR(c)	08/31/36	$11,820	$24,874	$13,191	$11,683
12M SOFR(c)	4.574%(c)	07/16/40	20,500	(91,908)	(41,527)	(50,381)
12M SOFR(c)	4.438(c)	10/09/40	7,830	(70,604)	(1,896)	(68,708)
4.213(c)	12M SOFR(c)	05/21/55	2,640	74,709	3,816	70,893
4.484(c)	12M SOFR(c)	05/21/55	1,350	4,905	701	4,204
3.848(c)	12M SOFR(c)	07/17/55	16,600	200,164	39,325	160,839
3.828(c)	12M SOFR(c)	01/30/56	2,530	145,150	67,873	77,277

TOTAL				$301,464	$(46,484)	$347,948

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2025.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.IG Index 45	(1.000)%	0.894%	12/20/35	$32,750	$(283,225)	$(216,432)	$(66,793)
Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000	0.264	06/20/26	2,375	8,974	4,104	4,870
CDX.NA.IG Index 41	1.000	0.291	12/20/28	15,145	309,498	131,133	178,365
CDX.NA.IG Index 42	1.000	0.347	06/20/29	285,755	6,208,866	4,236,557	1,972,309
CDX.NA.IG Index 43	1.000	0.400	12/20/29	129,924	2,935,492	2,176,612	758,880
CDX.NA.IG Index 44	1.000	0.456	06/20/30	21,718	494,599	172,241	322,358
CDX.NA.IG Index 45	1.000	0.499	12/20/30	125,300	2,876,760	2,660,656	216,104
Oracle Corp., 3.250%, 11/15/27	1.000	1.430	12/20/30	3,475	(64,982)	(38,138)	(26,844)
Republic of Chile, 3.240%, 02/06/28	1.000	0.428	12/20/30	2,630	69,662	59,451	10,211
Republic of Indonesia, 2.150%, 07/28/31	1.000	0.692	12/20/30	2,700	38,369	19,191	19,178
Republic of Peru, 8.750%, 11/21/33	1.000	0.702	12/20/30	2,680	37,068	36,103	965
Republic of the Philippines, 9.500%, 02/02/30	1.000	0.570	12/20/30	2,690	53,299	48,542	4,757

TOTAL					$12,684,380	$9,290,020	$3,394,360

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
3M IRS	JPMorgan Securities, Inc.	3.302%	01/28/2026	4,740,000	$4,740,000	$5,692	$6,399	$(707)

TOTAL				4,740,000	$4,740,000	$5,692	$6,399	$(707)

Currency Abbreviations:
CAD	— Canadian Dollar
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
GO	— General Obligation
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

Abbreviations:
3M IRS	— 3 Months Interest Rate Swaptions
CDOR	— Canadian Dollar Offered Rate
CDX.NA.IG Ind 41	— CDX North America Investment Grade Index 41
CDX.NA.IG Ind 42	— CDX North America Investment Grade Index 42
CDX.NA.IG Ind 43	— CDX North America Investment Grade Index 43
CDX.NA.IG Ind 44	— CDX North America Investment Grade Index 44
CDX.NA.IG Ind 45	— CDX North America Investment Grade Index 45
EURO	— Euro Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 84.4%
Advertising – 1.1%
Clear Channel Outdoor Holdings, Inc.(a)(b) (B/B2)
$146,000	7.875%		04/01/30	$ 153,980
25,000	7.125		02/15/31	26,165
27,000	7.500		03/15/33	28,600
Neptune Bidco U.S., Inc.(a)(b) (B/B3)
50,000	10.375		05/15/31	51,243
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)(b) (B/B2)
88,000	4.625		03/15/30	85,881
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)(b) (BB/Ba1)
10,000	7.375		02/15/31	10,570

				356,439

Aerospace & Defense – 0.8%
Bombardier, Inc.(a)(b) (BB-/Ba3)
79,000	7.000		06/01/32	83,534
TransDigm, Inc.(a) (B/B3)
153,000	4.625		01/15/29	152,045
15,000	6.750	(b)	01/31/34	15,638

				251,217

Airlines – 0.5%
OneSky Flight LLC(a)(b) (B+/B3)
82,000	8.875		12/15/29	87,830
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b) (B/B3)
23,000	9.500		06/01/28	23,774
45,000	6.375		02/01/30	43,036

				154,640

Automotive(a)(b) – 1.9%
Allison Transmission, Inc. (NR/Ba2)
244,000	3.750		01/30/31	229,811
American Axle & Manufacturing, Inc. (BB/Ba2)
55,000	6.375		10/15/32	56,020
Clarios Global LP/Clarios U.S. Finance Co. (BB-/B2)
37,000	6.750		02/15/30	38,654
Nissan Motor Acceptance Co. LLC (NR/Ba2)
85,000	6.125		09/30/30	85,026
Phinia, Inc. (BB/Ba2)
46,000	6.625		10/15/32	47,636
Phinia, Inc. (BB+/Baa3)
119,000	6.750		04/15/29	123,271
Qnity Electronics, Inc. (BB/B1)
20,000	6.250		08/15/33	20,771
Qnity Electronics, Inc. (BB+/Ba1)
45,000	5.750		08/15/32	46,096

				647,285

Banks(a) – 0.8%
Freedom Mortgage Corp.(b) (B/B2)
129,000	6.625		01/15/27	129,231
JPMorgan Chase & Co.(c) (BBB/Baa1) (5 yr. CMT + 2.152%)
88,000	6.500		04/01/30	91,307

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks(a) – (continued)
Walker & Dunlop, Inc.(b) (BB/Ba2)
$37,000	6.625%		04/01/33	$ 37,942

				258,480

Building Materials – 2.2%
Builders FirstSource, Inc.(a)(b) (BB-/Ba2)
209,000	4.250		02/01/32	198,980
45,000	6.750		05/15/35	47,126
Quikrete Holdings, Inc.(a)(b) (B+/B2)
28,000	6.750		03/01/33	29,237
Quikrete Holdings, Inc.(a)(b) (BB/Ba3)
106,000	6.375		03/01/32	110,303
Smyrna Ready Mix Concrete LLC(a)(b) (B+/B1)
139,000	8.875		11/15/31	148,708
Standard Building Solutions, Inc.(a)(b) (BB+/Ba3)
111,000	6.500		08/15/32	114,425
Standard Industries, Inc.(a)(b) (BB+/Ba3)
88,000	4.375		07/15/30	85,082

				733,861

Chemicals – 2.0%
Avient Corp.(a)(b) (BB-/Ba3)
94,000	7.125		08/01/30	96,656
46,000	6.250		11/01/31	47,297
Celanese U.S. Holdings LLC(a) (BB/Ba2)
125,000	7.200	(d)	11/15/33	132,067
35,000	7.375		02/15/34	35,595
Ingevity Corp.(a)(b) (NR/Ba3)
140,000	3.875		11/01/28	135,824
Solstice Advanced Materials, Inc.(a)(b) (BB+/Ba2)
20,000	5.625		09/30/33	20,190
WR Grace Holdings LLC(a)(b) (B-/B2)
200,000	6.625		08/15/32	202,674

				670,303

Commercial Services – 3.2%
APi Group DE, Inc.(a)(b) (B+/B1)
396,000	4.125		07/15/29	385,114
26,000	4.750		10/15/29	25,453
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)(b) (B+/B1)
40,000	8.375		06/15/32	41,312
Garda World Security Corp.(a)(b) (B/B1)
79,000	7.750		02/15/28	80,785
100,000	6.500		01/15/31	102,303
Graham Holdings Co.(a)(b) (BB/Ba1)
120,000	5.625		12/01/33	121,112
Hertz Corp.(a)(b) (B/Ba3)
73,000	12.625		07/15/29	73,577
Mavis Tire Express Services Topco Corp.(a)(b) (CCC/Caa2)
38,000	6.500		05/15/29	37,857
NESCO Holdings II, Inc.(a)(b) (B/B3)
46,000	5.500		04/15/29	45,401
Service Corp. International(a) (BB/Ba3)
39,000	5.750		10/15/32	39,767
United Rentals North America, Inc.(a)(b) (BB+/Ba2)
95,000	5.375		11/15/33	94,929

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Williams Scotsman, Inc.(a)(b) (BB-/B2)
$23,000	6.625%	04/15/30	$ 23,787

			1,071,397

Computers(a)(b) – 1.1%
Ahead DB Holdings LLC (CCC+/Caa1)
44,000	6.625	05/01/28	44,285
CACI International, Inc. (BB-/Ba2)
30,000	6.375	06/15/33	31,050
Diebold Nixdorf, Inc. (B+/B1)
88,000	7.750	03/31/30	93,660
McAfee Corp. (CCC+/Caa1)
77,000	7.375	02/15/30	67,203
Seagate Data Storage Technology Pte. Ltd. (BB+/Ba3)
35,000	5.875	07/15/30	36,123
Virtusa Corp. (B-/Caa1)
105,000	7.125	12/15/28	103,442

			375,763

Distribution & Wholesale(a)(b) – 0.3%
American Builders & Contractors Supply Co., Inc. (BB-/Ba3)
90,000	3.875	11/15/29	86,702

Diversified Financial Services – 3.5%
Coinbase Global, Inc.(a)(b) (BB-/Ba2)
97,000	3.375	10/01/28	92,305
Credit Acceptance Corp.(a)(b) (BB/Ba3)
42,000	6.625	03/15/30	42,162
Focus Financial Partners LLC(a)(b) (B/B2)
79,000	6.750	09/15/31	81,699
Freedom Mortgage Holdings LLC(a)(b) (B/B2)
13,000	9.250	02/01/29	13,632
Jane Street Group/JSG Finance, Inc.(a)(b) (BB/Ba1)
83,000	6.125	11/01/32	84,502
55,000	6.750	05/01/33	57,391
OneMain Finance Corp.(a) (BB/Ba2)
70,000	6.125	05/15/30	71,380
100,000	6.500	03/15/33	100,809
PennyMac Financial Services, Inc.(a)(b) (B+/Ba3)
65,000	6.875	02/15/33	67,845
40,000	6.750	02/15/34	41,363
Rocket Cos., Inc.(a)(b) (BB/Ba1)
45,000	6.125	08/01/30	46,533
80,000	6.375	08/01/33	83,558
Stonex Escrow Issuer LLC(a)(b) (BB-/Ba3)
40,000	6.875	07/15/32	41,483
United Wholesale Mortgage LLC(a)(b) (NR/Ba3)
128,000	5.500	04/15/29	127,085
UWM Holdings LLC(a)(b) (NR/Ba3)
65,000	6.625	02/01/30	65,761
89,000	6.250	03/15/31	88,853
VFH Parent LLC/Valor Co-Issuer, Inc.(a)(b) (B+/B1)
69,000	7.500	06/15/31	72,259

			1,178,620

Electrical – 0.9%
Lightning Power LLC(a)(b) (BB/Ba3)
46,000	7.250	08/15/32	48,920

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
NRG Energy, Inc.(a)(b) (BB/Ba2)
$71,000	5.750%	07/15/29	$ 71,335
61,000	3.625	02/15/31	56,988
45,000	6.000	01/15/36	45,610
Talen Energy Supply LLC(a)(b) (B/B2)
30,000	6.250	02/01/34	30,596
30,000	6.500	02/01/36	31,035

			284,484

Electrical Components & Equipment – 0.9%
WESCO Distribution, Inc.(a)(b) (BB/Ba3)
209,000	7.250	06/15/28	212,223
13,000	6.375	03/15/29	13,439
87,000	6.625	03/15/32	91,117

			316,779

Electronics(a)(b) – 0.7%
Atkore, Inc. (BB+/Ba2)
245,000	4.250	06/01/31	234,913

Engineering & Construction – 1.9%
AECOM(a)(b) (BB/Ba2)
135,000	6.000	08/01/33	138,321
Arcosa, Inc.(a)(b) (B+/Ba3)
42,000	6.875	08/15/32	44,275
Global Infrastructure Solutions, Inc.(a)(b) (BB/B1)
238,000	5.625	06/01/29	237,664
129,000	7.500	04/15/32	137,433
Weekley Homes LLC/Weekley Finance Corp.(a)(b) (BB-/Ba2)
70,000	6.750	01/15/34	70,890

			628,583

Entertainment – 1.9%
Boyne USA, Inc.(a)(b) (B/B1)
207,000	4.750	05/15/29	204,139
Cinemark USA, Inc.(a)(b) (BB/B2)
202,000	5.250	07/15/28	201,980
37,000	7.000	08/01/32	38,381
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(a)(b) (B+/B1)
28,000	6.625	02/01/33	28,667
Warnermedia Holdings, Inc.(a) (BB/Ba2)
214,000	5.050	03/15/42	151,150

			624,317

Environmental(a)(b) – 0.7%
Madison IAQ LLC (CCC+/Caa1)
210,000	5.875	06/30/29	208,847
Waste Pro USA, Inc. (B-/Caa1)
28,000	7.000	02/01/33	28,887

			237,734

Food & Drug Retailing(a)(b) – 1.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC (BB+/Ba2)
83,000	6.250	03/15/33	85,301
Performance Food Group, Inc. (BB/B1)
72,000	4.250	08/01/29	70,552

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing(a)(b) – (continued)
Post Holdings, Inc. (B+/B2)
$117,000	6.375%	03/01/33	$ 118,141
Post Holdings, Inc. (BB/Ba1)
46,000	6.250	02/15/32	47,301
U.S. Foods, Inc. (BB+/Ba2)
78,000	4.625	06/01/30	76,942

			398,237

Healthcare Providers & Services(a)(b) – 1.3%
DaVita, Inc. (BB-/Ba3)
89,000	6.875	09/01/32	92,476
Global Medical Response, Inc. (B/B2)
58,000	7.375	10/01/32	60,390
Medline Borrower LP (BBB-/Ba1)
95,000	3.875	04/01/29	92,887
Molina Healthcare, Inc. (BB/Ba2)
55,000	6.500	02/15/31	56,532
Select Medical Corp. (B/B1)
111,000	6.250	12/01/32	108,479
Team Health Holdings, Inc. (B-/Caa1)
26,000	8.375	06/30/28	26,321

			437,085

Home Builders – 1.6%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)(b) (B+/B1)
130,000	4.875	02/15/30	121,710
Century Communities, Inc.(a)(b) (BB/Ba2)
184,000	3.875	08/15/29	174,969
Forestar Group, Inc.(a)(b) (BB-/Ba3)
125,000	6.500	03/15/33	127,264
K Hovnanian Enterprises, Inc.(a)(b) (BB-/B3)
13,000	8.000	04/01/31	13,259
18,000	8.375	10/01/33	18,290
KB Home(a) (BB+/Ba1)
76,000	7.250	07/15/30	78,344

			533,836

Housewares – 0.7%
Newell Brands, Inc.(a) (B+/B2)
13,000	6.375	05/15/30	12,703
23,000	6.625	05/15/32	22,237
Scotts Miracle-Gro Co.(a) (B-/B2)
212,000	4.375	02/01/32	198,947

			233,887

Insurance(a)(b) – 2.9%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
30,000	6.750	07/01/32	30,853
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
298,000	6.000	08/01/29	294,823
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (B/B2)
133,000	6.750	04/15/28	135,438
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC (BB+/NR)
133,000	7.875	11/01/29	134,922

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance(a)(b) – (continued)
HUB International Ltd. (B/Caa1)
$120,000	7.375%	01/31/32	$ 125,927
Panther Escrow Issuer LLC (B/B2)
128,000	7.125	06/01/31	132,676
Ryan Specialty LLC (BB-/Ba3)
60,000	5.875	08/01/32	61,351
USI, Inc. (CCC+/Caa1)
42,000	7.500	01/15/32	44,052

			960,042

Internet – 2.6%
ANGI Group LLC(a)(b) (B/B2)
271,000	3.875	08/15/28	250,491
Gen Digital, Inc.(a)(b) (BB-/B1)
138,000	7.125	09/30/30	142,617
37,000	6.250	04/01/33	38,122
Match Group Holdings II LLC(a)(b) (BB/Ba2)
117,000	4.625	06/01/28	115,898
49,000	4.125	08/01/30	46,410
Meta Platforms, Inc.(a) (AA-/Aa3)
110,000	5.625	11/15/55	105,756
Snap, Inc.(a)(b) (B+/B1)
106,000	6.875	03/01/33	109,955
67,000	6.875	03/15/34	69,025

			878,274

Investment Companies(a)(b) – 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (BB-/B1)
95,000	10.000	11/15/29	94,953

Iron/Steel – 0.7%
Cleveland-Cliffs, Inc.(a)(b) (NR/Ba3)
46,000	6.875	11/01/29	47,615
65,000	7.375	05/01/33	67,575
65,000	7.625	01/15/34	68,055
Mineral Resources Ltd.(a)(b) (NR/Ba3)
40,000	7.000	04/01/31	41,711

			224,956

Leisure Time – 3.0%
Carnival Corp.(a)(b) (BB+/Ba3)
250,000	5.875	06/15/31	258,300
125,000	5.750	08/01/32	128,425
88,000	6.125	02/15/33	90,845
MajorDrive Holdings IV LLC(a)(b) (CCC-/Caa2)
155,000	6.375	06/01/29	111,973
NCL Corp. Ltd.(a)(b) (B+/B3)
72,000	5.875	01/15/31	71,752
36,000	6.250	09/15/33	35,991
Royal Caribbean Cruises Ltd.(a)(b) (BBB-/Baa3)
87,000	6.250	03/15/32	90,035
Viking Cruises Ltd.(a)(b) (BB/Ba3)
37,000	7.000	02/15/29	37,092
75,000	5.875	10/15/33	76,259
Viking Ocean Cruises Ship VII Ltd.(a)(b) (BB+/Baa3)
43,000	5.625	02/15/29	43,070

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time – (continued)
VOC Escrow Ltd.(a)(b) (BB+/Baa3)
$62,000	5.000%	02/15/28	$ 61,984

			1,005,726

Lodging – 2.1%
Genting New York LLC/GENNY Capital, Inc.(a)(b) (BB+/NR)
200,000	7.250	10/01/29	205,180
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)(b) (B/B2)
155,000	5.000	06/01/29	150,629
164,000	4.875	07/01/31	153,138
Travel & Leisure Co.(a)(b) (BB-/Ba3)
212,000	4.500	12/01/29	207,544

			716,491

Machinery - Construction & Mining(a)(b) – 0.1%
Terex Corp. (BB/Ba3)
37,000	6.250	10/15/32	37,984

Machinery-Diversified(a)(b) – 0.5%
Esab Corp. (BB+/Ba1)
65,000	6.250	04/15/29	66,904
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (B-/B3)
85,000	9.000	02/15/29	89,100

			156,004

Media – 7.8%
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b) (BB-/B1)
512,000	4.750	03/01/30	489,795
171,000	4.250	02/01/31	157,142
483,000	4.250	01/15/34	411,212
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)(b) (B+/B1)
155,000	10.000	02/15/31	158,443
DISH Network Corp.(a)(b) (B/Caa1)
97,000	11.750	11/15/27	100,939
GCI LLC(a)(b) (BB-/B3)
238,000	4.750	10/15/28	232,507
Gray Media, Inc.(a)(b) (B+/Ba3)
87,000	10.500	07/15/29	93,650
51,000	7.250	08/15/33	52,140
McGraw-Hill Education, Inc.(a)(b) (BB-/B1)
133,000	7.375	09/01/31	140,197
Midcontinent Communications(a)(b) (B+/B3)
128,000	8.000	08/15/32	131,231
Nexstar Media, Inc.(a)(b) (BB+/B2)
120,000	4.750	11/01/28	119,089
Sinclair Television Group, Inc.(a)(b) (B+/B2)
171,000	8.125	02/15/33	178,808
Sirius XM Radio LLC(a)(b) (BB+/Ba3)
127,000	4.125	07/01/30	120,832
TEGNA, Inc.(a) (BB+/Ba3)
150,000	5.000	09/15/29	148,774
Univision Communications, Inc.(a)(b) (B+/B2)
50,000	9.375	08/01/32	53,771

			2,588,530

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Metal Fabricate & Hardware(a)(b) – 0.5%
Roller Bearing Co. of America, Inc. (BB/Ba3)
$168,000	4.375%	10/15/29	$ 165,651

Miscellaneous Manufacturing – 1.2%
Amsted Industries, Inc.(a)(b) (BB/Ba3)
23,000	6.375	03/15/33	23,690
Axon Enterprise, Inc.(a)(b) (BB+/Ba3)
37,000	6.125	03/15/30	38,320
37,000	6.250	03/15/33	38,468
Hillenbrand, Inc.(a) (BB/Ba1)
304,000	3.750	03/01/31	304,261

			404,739

Oil Field Services – 10.2%
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b) (BB-/B1)
222,000	6.250	04/01/28	223,010
60,000	6.625	09/01/32	61,802
Chord Energy Corp.(a)(b) (BB/Ba2)
60,000	6.000	10/01/30	60,608
88,000	6.750	03/15/33	91,005
Civitas Resources, Inc.(a)(b) (BB-/B1)
196,000	8.375	07/01/28	202,139
CNX Resources Corp.(a)(b) (BB/B1)
163,000	6.000	01/15/29	164,281
83,000	7.375	01/15/31	85,930
37,000	7.250	03/01/32	38,666
Crescent Energy Finance LLC(a)(b) (BB-/B1)
236,000	7.625	04/01/32	229,062
103,000	7.375	01/15/33	97,820
DBR Land Holdings LLC(a)(b) (BB-/B1)
50,000	6.250	12/01/30	51,078
Gulfport Energy Operating Corp.(a)(b) (BB-/B3)
128,000	6.750	09/01/29	132,268
Kodiak Gas Services LLC(a)(b) (BB-/B1)
168,000	7.250	02/15/29	174,525
20,000	6.500	10/01/33	20,415
25,000	6.750	10/01/35	25,702
Matador Resources Co.(a)(b) (BB-/B1)
128,000	6.875	04/15/28	130,729
51,000	6.500	04/15/32	51,645
67,000	6.250	04/15/33	66,985
Noble Finance II LLC(a)(b) (BB-/B1)
198,000	8.000	04/15/30	205,803
Northern Oil & Gas, Inc.(a)(b) (B+/B1)
30,000	7.875	10/15/33	29,158
Permian Resources Operating LLC(a)(b) (BB+/Ba2)
79,000	5.875	07/01/29	79,369
118,000	7.000	01/15/32	122,907
28,000	6.250	02/01/33	28,731
SESI LLC(a)(b) (B+/B2)
15,000	7.875	09/30/30	14,765
SM Energy Co.(a)(b) (BB-/B1)
46,000	6.750	08/01/29	46,342
Sunoco LP(a)(b) (BB+/Ba1)
74,000	7.000	05/01/29	77,158
37,000	6.250	07/01/33	37,895

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Sunoco LP/Sunoco Finance Corp.(a) (BB+/Ba1)
$210,000	4.500%	04/30/30	$ 205,105
Tidewater, Inc.(a)(b) (BB-/B3)
80,000	9.125	07/15/30	85,855
Transocean International Ltd.(a)(b) (B-/B3)
25,000	7.875	10/15/32	26,027
Transocean Titan Financing Ltd.(a)(b) (B/B1)
100,381	8.375	02/01/28	102,533
USA Compression Partners LP/USA Compression Finance Corp.(a)(b) (B+/B1)
208,000	7.125	03/15/29	215,407
WBI Operating LLC(a)(b) (BB-/B1)
55,000	6.250	10/15/30	55,378
45,000	6.500	10/15/33	44,835
Weatherford International Ltd.(a)(b) (BB/Ba3)
45,000	6.750	10/15/33	46,073
Western Midstream Operating LP(a)(b) (BBB-/Baa3)
65,000	7.250	04/01/30	69,339

			3,400,350

Packaging(a)(b) – 1.5%
Clearwater Paper Corp. (B/B1)
128,000	4.750	08/15/28	120,385
Clydesdale Acquisition Holdings, Inc. (B+/B2)
46,000	6.750	04/15/32	47,356
Crown Americas LLC (BB+/Ba2)
65,000	5.875	06/01/33	66,501
Efesto Bidco SpA Efesto U.S. LLC (B-/B3)
201,000	7.500	02/15/32	203,382
Mauser Packaging Solutions Holding Co. (B/B2)
55,000	7.875	04/15/30	54,777

			492,401

Pharmaceuticals – 1.3%
1261229 BC Ltd.(a)(b) (B/Caa1)
220,000	10.000	04/15/32	229,137
AdaptHealth LLC(a)(b) (BB-/B1)
118,000	6.125	08/01/28	118,833
35,000	4.625	08/01/29	33,961
45,000	5.125	03/01/30	43,912
Amneal Pharmaceuticals LLC(a)(b) (B+/B1)
22,000	6.875	08/01/32	23,255

			449,098

Pipelines – 7.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b) (BB+/Ba2)
111,000	5.375	06/15/29	111,055
32,000	5.750	10/15/33	32,187
55,000	5.750	07/01/34	55,419
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b) (B+/B2)
46,000	7.000	07/15/29	47,982
Buckeye Partners LP(a)(b) (BB/Ba3)
74,000	6.875	07/01/29	77,023
37,000	6.750	02/01/30	38,834
CNX Midstream Partners LP(a)(b) (BB/B1)
44,000	4.750	04/15/30	42,614

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
CQP Holdco LP/BIP-V Chinook Holdco LLC(a)(b) (BB/Ba2)
$250,000	7.500%	12/15/33	$ 268,190
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)(b) (BB-/B2)
51,000	8.625	03/15/29	53,310
105,000	7.375	06/30/33	107,163
Excelerate Energy LP(a)(b) (BB+/NR)
4,000	8.000	05/15/30	4,224
Genesis Energy LP/Genesis Energy Finance Corp.(a) (B/B3)
65,000	7.875	05/15/32	67,698
74,000	8.000	05/15/33	76,807
Global Partners LP/GLP Finance Corp.(a)(b) (B+/B1)
60,000	8.250	01/15/32	63,145
Hess Midstream Operations LP(a)(b) (BBB-/Ba1)
32,000	6.500	06/01/29	33,120
Howard Midstream Energy Partners LLC(a)(b) (BB-/B1)
65,000	7.375	07/15/32	68,595
55,000	6.625	01/15/34	56,273
Kinetik Holdings LP(a)(b) (BB+/Ba1)
271,000	5.875	06/15/30	273,314
NuStar Logistics LP(a) (NR/Ba1)
106,000	6.000	06/01/26	106,189
Prairie Acquiror LP(a)(b) (B-/B3)
32,000	9.000	08/01/29	33,288
Rockies Express Pipeline LLC(a)(b) (BB/Ba2)
28,000	6.750	03/15/33	29,547
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b) (B+/B1)
60,000	7.375	02/15/29	62,006
139,000	6.000	12/31/30	140,095
129,000	6.000	09/01/31	128,080
TransMontaigne Partners LLC(a)(b) (CCC+/Caa1)
51,000	8.500	06/15/30	51,511
Venture Global Calcasieu Pass LLC(a)(b) (BBB-/Ba1)
95,000	4.125	08/15/31	86,437
90,000	3.875	11/01/33	77,252
Venture Global Plaquemines LNG LLC(a)(b) (BB+/Ba2)
40,000	6.125	12/15/30	40,725
40,000	6.500	01/15/34	40,948
40,000	6.500	06/15/34	40,892
164,000	6.750	01/15/36	167,859

			2,481,782

Real Estate Investment Trust(a)(b) – 0.8%
Arbor Realty SR, Inc. (NR/Ba3)
65,000	7.875	07/15/30	62,288
Iron Mountain Information Management Services, Inc. (BB-/Ba3)
97,000	5.000	07/15/32	92,501
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC (B/B2)
116,000	4.750	04/15/28	115,434

			270,223

Retailing – 6.5%
1011778 BC ULC/New Red Finance, Inc.(a)(b) (B+/B2)
163,000	4.375	01/15/28	161,924
257,000	4.000	10/15/30	244,734

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Asbury Automotive Group, Inc.(a) (BB/B1)
$62,000	4.625	%(b)	11/15/29	$ 61,043
122,000	4.750		03/01/30	120,304
26,000	5.000	(b)	02/15/32	25,272
Cougar JV Subsidiary LLC(a)(b) (B+/B2)
37,000	8.000		05/15/32	39,556
Group 1 Automotive, Inc.(a)(b) (BB+/Ba2)
18,000	6.375		01/15/30	18,511
Ken Garff Automotive LLC(a)(b) (BB/B1)
81,000	4.875		09/15/28	80,769
LBM Acquisition LLC(a)(b) (B-/B3)
95,000	9.500		06/15/31	98,739
LCM Investments Holdings II LLC(a)(b) (BB-/B2)
257,000	4.875		05/01/29	251,883
37,000	8.250		08/01/31	39,132
Lithia Motors, Inc.(a)(b) (BB+/Ba2)
145,000	3.875		06/01/29	140,177
162,000	4.375		01/15/31	155,637
Murphy Oil USA, Inc.(a)(b) (BB+/Ba2)
163,000	3.750		02/15/31	153,178
Penske Automotive Group, Inc.(a) (BB-/Ba3)
89,000	3.750		06/15/29	86,270
QXO Building Products, Inc.(a)(b) (BB-/Ba3)
132,000	6.750		04/30/32	137,922
Sonic Automotive, Inc.(a)(b) (BB-/B1)
146,000	4.625		11/15/29	143,242
58,000	4.875		11/15/31	55,973
Staples, Inc.(a)(b) (B-/B3)
45,000	10.750		09/01/29	44,752
Suburban Propane Partners LP/Suburban Energy Finance Corp.(a)(b) (BB-/B1)
100,000	6.500		12/15/35	100,019

				2,159,037

Semiconductors(a)(b) – 0.1%
Amkor Technology, Inc. (BB/Ba3)
23,000	5.875		10/01/33	23,531

Software – 2.5%
Castle U.S. Holding Corp.(a)(b) (CCC-/Ca)
101,000	10.000		06/30/31	14,840
Cloud Software Group, Inc.(a)(b) (B/B1)
93,000	6.500		03/31/29	94,207
83,000	8.250		06/30/32	86,877
5,000	6.625		08/15/33	4,956
CoreWeave, Inc.(a)(b) (B/B1)
80,000	9.250		06/01/30	74,409
Fair Isaac Corp.(a)(b) (BB+/Ba1)
35,000	6.000		05/15/33	35,886
Open Text Corp.(a)(b) (BB/Ba3)
201,000	3.875		02/15/28	197,153
132,000	3.875		12/01/29	125,306
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(a)(b) (B+/B1)
212,000	3.875		02/01/29	200,418

				834,052

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services(a) – 2.1%
APLD ComputeCo LLC(b) (BB-/NR)
	$65,000	9.250%	12/15/30	$ 63,754
Cipher Compute LLC(b) (NR/Ba3)
	85,000	7.125	11/15/30	86,703
EchoStar Corp. (B/Caa1)
	231,000	10.750	11/30/29	255,139
Level 3 Financing, Inc.(b) (B+/B1)
	120,000	7.000	03/31/34	123,628
Windstream Services LLC(b) (B/B2)
	80,000	7.500	10/15/33	81,990
Windstream Services LLC/Windstream Escrow Finance Corp.(b) (NR/B2)
	74,000	8.250	10/01/31	77,669

				688,883

Transportation(a)(b) – 1.1%
Beacon Mobility Corp. (B/B1)
	55,000	7.250	08/01/30	57,508
Rand Parent LLC (BB-/Ba1)
	94,000	8.500	02/15/30	97,997
XPO, Inc. (B+/Ba3)
	217,000	7.125	02/01/32	228,345

				383,850

TOTAL CORPORATE OBLIGATIONS (Cost $27,688,196)				$28,131,119

Bank Loans(e) – 11.5%
Aerospace & Defense – 0.5%
Propulsion (BC) Finco SARL (B/B2)(3 mo. USD Term SOFR + 2.500%)
	$179,824	6.172%	12/01/32	$ 180,588

Airlines – 0.3%
Vista Management Holding, Inc. (BB-/Ba3)(3 mo. USD Term SOFR + 3.750%)
	99,000	7.735	04/01/31	99,825

Auto Parts & Equipment – 0.4%
Mavis Tire Express Services Corp. (B-/B2)(1 mo. USD Term SOFR + 3.000%)
	117,360	6.716	05/04/28	117,735

Building & Construction – 1.6%
AAL Delaware Holdco, Inc. (B/B2)(1 mo. USD Term SOFR + 2.750%)
	98,752	6.466	07/30/31	99,147
Cube Industrials Buyer, Inc. (B/B3)(3 mo. USD Term SOFR + 3.000%)
	49,626	6.912	10/17/31	49,915
DG Investment Intermediate Holdings 2, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.750%)
	141,974	7.466	07/09/32	141,974
Holding Socotec (B/B2)
(3 mo. EUR EURIBOR + 3.500%)
EUR	75,000	5.519	06/02/31	88,897
(3 mo. USD Term SOFR + 3.250%)
	$99,000	6.910	06/02/31	99,453

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(e) – (continued)
Building & Construction – (continued)
TRC Cos. LLC (B/B3)(1 mo. USD Term SOFR + 3.000%)
	$68,770	6.716%	12/08/28	$ 68,920

				548,306

Building Materials – 0.4%
Icebox Holdco III, Inc. (B-/B2)(3 mo. USD Term SOFR + 3.250%)
	93,983	6.922	12/22/31	94,687
Icebox Holdco III, Inc. (CCC/Caa2)(3 mo. USD Term SOFR + 6.500%)
	50,000	10.172	12/22/32	50,688

				145,375

Capital Goods - Others – 1.3%
Engineered Machinery Holdings, Inc. (B-/B1)
(3 mo. EUR EURIBOR + 3.500%)
EUR	70,769	5.519	11/26/32	83,610
(3 mo. USD Term SOFR + 3.250%)
	$61,098	6.922	11/26/32	61,435
Terex Corp. (BBB-/Baa3)(1 mo. USD Term SOFR + 1.750%)
	173,690	5.466	10/08/31	174,384
Titan Acquisition Ltd. (B-/B3)((1 mo. USD Term SOFR + 3.750%) – (3 mo. USD Term SOFR + 3.750%))
	123,125	7.466– 7.590	02/15/29	123,912

				443,341

Commercial Services – 0.4%
Ankura Consulting Group LLC (B-/B3)(3 mo. USD Term SOFR + 3.500%)
	130,304	7.365	12/29/31	127,093

Distributors – 0.3%
AL GCX Fund VIII Holdings LLC (BB/Ba3)(1 mo. USD Term SOFR + 2.000%)
	99,174	5.818	01/30/32	99,050

Diversified Financial Services – 0.6%
Deep Blue Operating I LLC (BB-/Ba3)(1 mo. USD Term SOFR + 2.750%)
	150,000	6.593	10/01/32	150,343
FNZ Group Services Ltd. (B-/B3)(3 mo. USD Term SOFR + 5.000%)
	49,625	8.901	11/05/31	38,956

				189,299

Diversified Manufacturing – 0.6%
SPX Flow, Inc. (B/B1)(1 mo. USD Term SOFR + 2.750%)
	189,343	6.466	04/05/29	189,716

Energy - Exploration & Production – 0.4%
Kohler Energy Co. LLC (B/B1)(3 mo. USD Term SOFR + 3.750%)
	137,392	7.422	05/01/31	138,011

Entertainment – 0.4%
Crown Finance U.S., Inc. (B/B3)(1 mo. USD Term SOFR + 4.500%)
	123,753	8.343	12/02/31	121,835

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(e) – (continued)
Food & Beverages – 0.2%
Sazerac Co., Inc. (BB-/Ba3)(1 mo. USD Term SOFR + 2.500%)
$74,813	6.500%	07/09/32	$ 74,885

Internet – 0.3%
Plano HoldCo, Inc. (B/B2)(3 mo. USD Term SOFR + 3.500%)
99,250	7.172	10/02/31	96,025

Machinery – 0.7%
Apex Tool Group LLC (B-/B3)(1 mo. USD Term SOFR + 7.000%)
1,097	10.716	01/07/30	1,067
Apex Tool Group LLC(f) (CC/Ca)(1 mo. USD Term SOFR + 6.000%)
61,566	9.716	04/08/31	12,313
Apex Tool Group LLC(f) (CC/Caa3)(1 mo. USD Term SOFR + 10.000%)
17,172	13.716	01/07/30	6,869
Apex Tool Group LLC (CCC/Caa2)(1 mo. USD Term SOFR + 5.250%)
27,343	8.966	04/08/30	22,968
TK Elevator Midco GmbH (B/B2)(6 mo. USD Term SOFR + 2.750%)
201,408	6.947	04/30/30	202,549

			245,766

Media - Non Cable – 0.2%
EW Scripps Co. (B/B2)(1 mo. USD Term SOFR + 5.750%)
64,615	9.600	06/30/28	65,168

Midstream – 0.1%
Prairie ECI Acquiror LP (B-/B3)(1 mo. USD Term SOFR + 3.750%)
24,688	7.466	08/01/29	24,807

Packaging – 0.8%
Charter NEX U.S., Inc. (B/B2)(1 mo. USD Term SOFR + 2.750%)
137,942	6.500	11/29/30	138,137
Clydesdale Acquisition Holdings, Inc. (B+/B2)(1 mo. USD Term SOFR + 3.175%)
118,808	6.891	04/13/29	118,829

			256,966

Retailers – 0.9%
BCPE Empire Holdings, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.250%)
142,183	6.966	12/11/30	140,466
Harbor Freight Tools USA, Inc. (BB-/B2)(1 mo. USD Term SOFR + 2.250%)
148,125	5.966	06/11/31	146,538

			287,004

Technology – 0.5%
McAfee LLC (B-/B1)(1 mo. USD Term SOFR + 3.000%)
24,688	6.716	03/01/29	22,705
Pitney Bowes, Inc. (BB/Ba2)(1 mo. USD Term SOFR + 3.750%)
148,861	7.422	03/19/32	147,745

			170,450

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(e) – (continued)
Technology - Software – 0.6%
ConnectWise LLC (NR/B2)(3 mo. USD Term SOFR + 3.500%)
$72,567	7.434%	09/29/28	$ 71,162
Virtusa Corp. (B+/B1)(1 mo. USD Term SOFR + 3.250%)
114,726	6.966	02/15/29	114,898

			186,060

TOTAL BANK LOANS (Cost $3,861,884)			$ 3,807,305

Shares	Description		Value

Common Stocks – 0.2%
Energy Equipment & Services – 0.1%
1,721	Noble Corp. PLC		$ 48,601

Oil, Gas & Consumable Fuels(g) – 0.1%
1,141,924	Prairie Provident Resources, Inc.		16,639

TOTAL COMMON STOCKS (Cost $2,957,472)			$ 65,240

Shares	Dividend Rate		Value

Investment Company(h) – 2.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
772,073	3.686%		$ 772,073
(Cost $772,073)

TOTAL INVESTMENTS – 98.4%
(Cost $35,279,625)			$32,775,737

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%			$ 545,597

NET ASSETS – 100.0%			$33,321,334

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2025.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2025.

(e)

Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(g)	Security is currently in default and/or non-income producing.

(h)	Represents an affiliated issuer.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD 171,635	EUR 146,428	02/25/26	$(888)

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	26	03/31/26	$5,428,516	$(1,444)

Short position contracts:
10 Year U.S. Treasury Notes	(39)	03/20/26	(4,385,063)	29,746
5 Year U.S. Treasury Notes	(6)	03/31/26	(655,828)	1,177
Ultra 10-Year U.S. Treasury Notes	(4)	03/20/26	(460,063)	2,996
Ultra Long U.S. Treasury Bonds	(1)	03/20/26	(118,000)	2,623

Total				$36,542

TOTAL FUTURES CONTRACTS				$35,098

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NR	— Not Rated
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate
USD	— U.S. Dollar

Abbreviation:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and a Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The High Yield Floating Rate and Short Duration High Yield Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

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December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2025:

EMERGING MARKETS CREDIT FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$19,762,171	$—
Sovereign Debt Obligations	—	746,382	—
U.S. Treasury Obligations	119,447	—	—
Investment Company	43	—	—

Total	$119,490	$20,508,553	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,505	$—
Futures Contracts(a)	1,142	—	—
Interest Rate Swap Contracts(a)	—	2,139	—
Purchased Option Contracts	—	130	—

Total	$1,142	$3,774	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(1,939)	$—
Futures Contracts	(4,929)	—	—
Interest Rate Swap Contracts	—	(781)	—

Total	$(4,929)	$(2,720)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

EMERGING MARKETS DEBT FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$372,152,019	$—
Corporate Obligations	—	126,711,840	—
Common Stock and/or Other Equity Investments(b)
Asia	5,763	40,522	—
Investment Company	19,049,664	—	—

Total	$19,055,427	$498,904,381	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,756,955	$—
Futures Contracts(a)	15,468	—	—
Interest Rate Swap Contracts(a)	—	742,320	—
Credit Default Swap Contracts(a)	—	16,829	—
Purchased Option Contracts	—	566,911	—

Total	$15,468	$3,083,015	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(1,414,250)	$—
Futures Contracts(a)	(198,356)	—	—
Interest Rate Swap Contracts(a)	—	(249,319)	—
Written Option Contracts	—	(381,449)	—

Total	$(198,356)	$(2,045,018)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$2,212,969,271	$—
Bank Loans	—	90,643,759	—
Unfunded Loan Committment	—	1,162	—
Securities Lending Reinvestment Vehicle	55,866,947	—	—
Common Stock and/or Other Equity Investments(b)
Europe	—	3,864,877	1,498,056
North America	2,045,307	19,389	—
Rights	—	800,625	—
Warrants	—	59,365	—
Exchange Traded Funds	3,710,567	—	—
Investment Company	135,238,693	—	—
Short-term Investments	—	12,955,059	—

Total	$196,861,514	$2,321,313,507	$1,498,056

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$81,117	$—
Futures Contracts	46,051	—	—
Credit Default Swap Contracts	—	3,242,361	—

Total	$46,051	$3,323,478	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(895,489)	$—
Futures Contracts	(536,248)	—	—

Total	$(536,248)	$(895,489)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD FLOATING RATE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Bank Loans	$—	$1,358,371,581	$5,191,923
Corporate Obligations	—	96,926,959	—
Asset-Backed Securities	—	20,859,153	—
Unfunded Loan Committments	—	4,409	—
Common Stock and/or Other Equity Investments(b)
Europe	—	4,214,601	—
North America	128,876	332,002	2,610,064
Rights	—	1,194,408	—
Warrants	—	81,969	163
Preferred Stocks	——		—
Exchange Traded Funds	34,541,071	—	—
Investment Company	22,344	—	—

Total	$34,692,291	$1,481,985,082	$7,802,150

Derivative Type

Assets(a)
Futures Contracts	$193,206	$—	$—
Credit Default Swap Contracts	—	406,515	—

Total	$193,206	$406,515	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(228,535)	$—
Futures Contracts	(55,934)	—	—

Total	$(55,934)	$(228,535)	$—

INVESTMENT GRADE CREDIT FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$611,518,854	$—
Sovereign Debt Obligations	—	14,512,538	—
Municipal Debt Obligations	—	3,003,572	—
U.S. Treasury Obligations	1,140,606	—	—
Investment Company	19,052,057	—	—

Total	$20,192,663	$629,034,964	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INVESTMENT GRADE CREDIT FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Futures Contracts(a)	$225,225	$—	$—
Interest Rate Swap Contracts(a)	—	781,435	—
Credit Default Swap Contracts(a)	—	3,487,997	—
Purchased Option Contracts	—	5,692	—

Total	$225,225	$4,275,124	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(10,794)	$—
Futures Contracts	(1,607,344)	—	—
Interest Rate Swap Contracts	—	(433,487)	—
Credit Default Swap Contracts	—	(93,637)	—

Total	$(1,607,344)	$(537,918)	$—

SHORT DURATION HIGH YIELD FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$28,131,121	$—
Bank Loans	—	3,788,121	19,182
Common Stock and/or Other Equity Investments(b)
North America	65,240	—	—
Investment Company	772,073	—	—

Total	$837,313	$31,919,242	$19,182

Derivative Type

Assets(a)
Futures Contracts	$36,542	$—	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(888)	$—
Futures Contracts	(1,444)	—	—

Total	$(1,444)	$(888)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

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December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by the Funds, or a bank or other financial institution that has entered into a repurchase agreement with the Funds, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Non-Diversification Risk — Local Emerging Markets Debt Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Funds may purchase the securities of issuers that are in default.